UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon
FUNDS℠

Semi-Annual Report

June 30, 2012

TREASURY INFLATION PROTECTED SECURITIES FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2012

Message from American Beacon

Dear Shareholders,

The first half of 2012 began with renewed optimism in the markets as economic data for the U.S. appeared to be strengthening and concerns of “European contagion” were lessened. However, by the end of June, the optimism had waned as domestic economic data weakened and global pressures took a toll on the U.S. economy.

The American Beacon Treasury Inflation Protected Securities (TIPS) Fund is conservatively managed for the long term — investing primarily in high-quality inflation-protected government securities — to help investors address the inevitable fluctuation in the rate of inflation. For the six months ended June 30, 2012, the American Beacon Treasury Inflation Protected Securities Fund (Institutional Class) returned 2.60%.

With ongoing uncertainty in the eurozone, the upcoming Presidential election and the looming “fiscal cliff” of expiring tax cuts and automatic spending cuts, we may see further market turbulence in the months to come. But regardless of the headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Market Overview

June 30, 2012 (Unaudited)

Although 2012 began with renewed optimism in the financial markets, it became apparent as the year progressed that the U.S. economy continues to grow at a below-trend pace. The second quarter’s growth rate of 1.5% was disappointing after the first quarter’s 2.0% growth rate. While still recovering from the 2008-2009 economic and financial crises, the economy has also been negatively affected by uncertainty related to tax and spending policies (the impending “fiscal cliff”), a global economic slowdown and the ongoing European debt situation. Added to these concerns is the uncertain outcome of what is expected to be a tight Presidential election, and it’s not surprising that businesses, consumers and investors appear to be in “wait and see” mode. Central banks around the world remain actively engaged in trying to promote growth, while European governments continue to struggle to address what is a severe and intensifying crisis. Against this challenging backdrop, most Treasury interest rates were lower on June 30, 2012, than they were on December 31, 2011.

In the first quarter 2012, respectable economic data and seemingly positive developments in the eurozone buoyed risk markets — i.e., equities and credit — and caused most Treasury yields to rise. In the second quarter, however, economic data tended to lag expectations, the eurozone crisis re-accelerated and risk markets performed poorly while most Treasury yields declined. Treasury yields were lower than at year-end – for example, the 30-year Treasury yield was 2.75% on June 30, approximately 15 basis points (0.15%) lower than its December 31 level.

Inflation as measured by the Consumer Price Index (CPI) remained well-behaved over the first six months of the year, and few are concerned about unwanted inflationary pressures. In June, the CPI increased at a 1.7% year-over-year pace, a little more than half the 3.0% rate of December 2011. The core CPI year-over-year (CPI excluding food and energy) increased at a 2.2% pace in June, the same as in December. Market-based measures of inflation expectations did increase about 25 basis points (0.25%) from their year-end level; for example, inflation expectations as reflected in breakeven inflation rates (the spread between similar maturity nominal and inflation-protected securities) rose from December to June.

Declining real Treasury interest rates contributed to strongly positive total returns for Treasury Inflation Protected Securities (“TIPS”). The Barclays Capital U.S. TIPS Index returned 4.04% over the first half of the year, while the Intermediate (1-10 year maturity) TIPS Index returned 2.80%. By the end of June, most TIPS were trading with negative real yields, and even the longest dated TIPS, maturing in February 2042, was yielding only 0.55%.

The Treasury Department continues to auction TIPS each month, in 5-, 10- or 30-year maturities. At the end of June, the total outstanding market value of the Barclays Capital U.S. TIPS Index was approximately $796 billion.

2

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

June 30, 2012 (Unaudited)

The Institutional Class of the American Beacon Treasury Inflation Protected Securities Fund (the “Fund”) returned 2.60% for the six months ended June 30, 2012, trailing the Barclays Capital 1-10 Year U.S. TIPS Index (the “Index”) return of 2.80% and the Lipper TIPS Index return of 3.72%.

	Annualized Total Returns
	Periods Ended 6/30/12
	6 Months*	1 Year	5 Years	Since Inception 6/30/04
Institutional Class(1,7,8)	2.60%	6.41%	6.85%	5.38%
Y Class (1,3,7,8)	2.40%	5.97%	6.67%	5.27%
Investor Class(1,2,7,8)	2.34%	5.86%	6.55%	5.20%
A Class without sales load (1,4,7,8)	2.15%	5.50%	6.38%	5.09%
A Class with sales load (1,4,7,8)	-2.73%	0.49%	5.34%	4.45%
C Class without sales load (1,5,7,8)	1.81%	4.71%	6.11%	4.93%
C Class with sales load (1,5,7,8)	0.81%	3.71%	6.11%	4.93%
Barclays Capital 1-10 Yr. U.S. TIPS Index(6)	2.80%	6.26%	6.97%	5.70%
Barclays Capital U.S. TIPS Index(6)	4.04%	11.66%	8.44%	6.67%
Lipper TIPS Index(6)	3.72%	10.25%	7.64%	6.11%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04.
3.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/04.
4.	Fund performance for the five-year and since inception periods represent the total returns achieved by the
Institutional Class from 6/30/04 through 3/1/09, and the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/04. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and since inception periods represent the total returns achieved by the Institutional Class from 6/30/04 through 3/1/09, and the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/04. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. The Lipper TIPS Index tracks the results of the 30 largest mutual funds in the Lipper TIPS category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
7.	A portion of the fees charged to the Investor Class of the Fund was waived from its inception. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. A portion of the fees charged to the Y, A, and C Classes has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.36%, 1.04%, 0.77%, 1.32%, and 2.62% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund produced positive absolute returns for the six-month time period, as TIPS benefited in an environment of slowing global growth, deteriorating U.S. economic figures, and continuing concern over European sovereign risk.

From a yield curve positioning standpoint, the Fund benefited primarily in the second quarter from overweighting 8-9 year maturities and underweighting 1-2 year maturities, but lost value through overweighting 2-3 year maturities. Individual security selections within the 8-10 year maturity range detracted from relative performance.

3

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

June 30, 2012 (Unaudited)

From a duration perspective, a tactical short duration position initiated during May detracted from the Fund’s relative performance.

The Fund remains focused on investing in TIPS to provide inflation protection and income to its shareholders.

Top Ten Holdings

% of
Net Assets
U.S. Treasury Note, 0.50%, Due 4/15/15	15.8%
U.S. Treasury Note, 1.125%, Due 1/15/21	9.3%
U.S. Treasury Note, 0.125%, Due 4/15/16	8.3%
U.S. Treasury Note, 0.125%, Due 1/15/22	7.1%
U.S. Treasury Note, 0.125%, Due 4/15/17	6.5%
U.S. Treasury Note, 0.625%, Due 7/15/21	6.2%
U.S. Treasury Note, 2.00%, Due 7/15/14	5.1%
U.S. Treasury Note, 1.25%, Due 7/15/20	4.5%
U.S. Treasury Note, 1.625%, Due 1/15/18	4.0%
U.S. Treasury Note, 1.875%, Due 7/15/15	3.9%

Sector Allocation

% of Fixed Income
U.S. Treasury Obligations	100.0%

4

American Beacon Treasury Inflation Protected Securities FundSM

Fund Expenses

June 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If you account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12
Institutional Class
Actual	$1,000.00	$1,025.99	$1.26
Hypothetical **	$1,000.00	$1,023.62	$1.26

Y Class
Actual	$1,000.00	$1,024.02	$3.12
Hypothetical **	$1,000.00	$1,021.78	$3.12

Investor Class
Actual	$1,000.00	$1,023.38	$3.47
Hypothetical **	$1,000.00	$1,021.43	$3.47

A Class
Actual	$1,000.00	$1,021.52	$5.03
Hypothetical **	$1,000.00	$1,019.89	$5.02

C Class
Actual	$1,000.00	$1,018.08	$8.93
Hypothetical **	$1,000.00	$1,016.01	$8.92

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.25%, 0.62%, 0.69%, 1.05%, and 1.78% for the Institutional, Y, Investor, A, and C Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Treasury Inflation Protected Securities FundSM

Schedule of Investments

June 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS — 99.10%
U.S. Treasury Notes,
1.875%, Due 7/15/2013 A	$7,384	$7,562
2.00%, Due 1/15/2014 A	8,292	8,610
1.25%, Due 4/15/2014 A	9,305	9,607
2.00%, Due 7/15/2014 A	17,973	19,045
1.625%, Due 1/15/2015 A	6,236	6,627
0.50%, Due 4/15/2015 A	56,827	59,003
1.875%, Due 7/15/2015 A	13,448	14,625
2.00%, Due 1/15/2016 A	10,925	12,087
0.125%, Due 4/15/2016 A	29,939	31,163
2.50%, Due 7/15/2016 A	7,377	8,445
2.375%, Due 1/15/2017 A	8,664	9,999
0.125%, Due 4/15/2017 A	23,155	24,443
2.625%, Due 7/15/2017 A	5,667	6,731
1.625%, Due 1/15/2018 A	13,079	14,925
1.375%, Due 7/15/2018 A	11,192	12,777
2.125%, Due 1/15/2019 A	5,701	6,821
1.875%, Due 7/15/2019 A	1,562	1,869
1.375%, Due 1/15/2020 A	10,506	12,215
1.25%, Due 7/15/2020 A	14,626	16,983
1.125%, Due 1/15/2021 A	30,342	34,916
0.625%, Due 7/15/2021 A	20,757	23,118
0.125%, Due 1/15/2022 A	25,178	26,639
2.375%, Due 1/15/2025 A	1,343	1,768
2.00%, Due 1/15/2026 A	1,177	1,501

Total U.S. Treasury Obligations (Cost $368,922)		371,479

	Shares
SHORT-TERM INVESTMENTS—0.40% (Cost $1,502)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,502,032	1,502

TOTAL INVESTMENTS —99.50% (Cost $370,424)		372,981
OTHER ASSETS, NET OF LIABILITIES—0.50%		1,883

TOTAL NET ASSETS—100.00%		$374,864

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

See accompanying notes

6

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Assets and Liabilities

June 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

Assets:

Investments in unaffiliated securities, at fair value A	$372,981
Receivable for investments sold	2,566
Dividends and interest receivable	1,564
Receivable for fund shares sold	815
Receivable for expense reimbursement (Note 2)	29
Prepaid expenses	73

Total assets	378,028

Liabilities:
Payable for investments purchased	2,856
Payable for fund shares redeemed	159
Management and investment advisory fees payable (Note 2)	65
Administrative service and service fees payable (Note 2)	55
Professional fees payable	18
Other liabilities	11

Total liabilities	3,164

Net assets	$374,864

Analysis of Net Assets:
Paid-in-capital	367,028
Undistributed net investment income	2,383
Accumulated net realized gain	2,896
Unrealized appreciation of investments	2,557

Net assets	$374,864

Shares outstanding at no par value (Unlimited shares authorized):
Institutional Class	30,577,393

Y Class	89,862

Investor Class	2,011,089

A Class	58,750

C Class	26,847

Net asset value, offering and redemption price per share:
Institutional Class (Net assets $349,978,538)	$11 .45

Y Class (Net assets $1,033,962)	$11 .51

Investor Class (Net assets $22,879,681)	$11 .38

A Class (Net assets $ 669,608) (offering price $11.96)	$11 .39

C Class (Net assets $302,206)	$11 .26

A Cost of investments in unaffiliated securities	$370,424

See accompanying notes

7

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Operations

For the Six Months ended June 30, 2012 (in thousands) (Unaudited)

Investment Income:
Interest income	$2,735

Total investment income	2,735

Expenses:
Management and investment advisory fees (Note 2)	136
Administrative service fees (Note 2):
Institutional Class	168
Y Class	1
Investor Class	32
A Class	1
C Class	1
Transfer agent fees:
Institutional Class	8
Investor Class	2
Custody and fund accounting fees	14
Professional fees	23
Registration fees and expenses	16
Service fees (Note 2):
Investor Class	27
A Class	1
Distribution fees (Note 2):
A Class	1
C Class	1
Prospectus and shareholder report expenses	19
Insurance fees	3
Trustee fees	8
Other expenses	4

Total expenses	466

Net fees waived and expenses reimbursed (Note 2)	(115)

Net expenses	351

Net investment income	2,384

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	4,112
Change in net unrealized appreciation or (depreciation) from:
Investments	(1,156)

Net gain on investments	2,956

Net increase in net assets resulting from operations	$5,340

See accompanying notes

8

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Changes of Net Assets (in thousands)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,384	$5,518
Net realized gain from investments	4,112	11,233
Change in net unrealized appreciation or (depreciation) from investments	(1,156)	1,958

Net increase in net assets resulting from operations	5,340	18,709

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(5,260)
Y Class	—	(9)
Investor Class	—	(412)
A Class	—	(17)
C Class	—	(3)
Tax return of capital:
Institutional Class	—	(256)
Y Class	—	(1)
Investor Class	—	(24)
A Class	—	(1)

Net distributions to shareholders	—	(5,983)

Capital Share Transactions:
Proceeds from sales of shares	218,308	273,161
Reinvestment of dividends and distributions	—	5,353
Cost of shares redeemed	(77,190)	(235,964)

Net increase in net assets from capital share transactions	141,118	42,550

Net increase in net assets	146,458	55,276

Net Assets:
Beginning of period	228,406	173,130

End of Period *	$374,864	$228,406

*Includes undistributed net investment income of	$2,383	$—

See accompanying notes

9

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Treasury Inflation Protected Securities Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for the interim period January 1, 2012 to June 30, 2012.

Management has evaluated the implications of these changes and determined that the impact of the new guidance will only affect the disclosure requirements related to the financial statements. However, as the Fund did not hold any Level 3 investments as of June 30, 2012, the financial statement disclosures were not affected.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the

10

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2012 were as follows:

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.11%	$136,256	$76,030	$60,226

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class, 0.30% of the average daily net assets of the Y and Investor Classes and 0.40% of the average daily net assets of the A and C Classes of the Fund.

Distribution Plans

The Trust, except for the A Class of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Classes of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Services Plan

The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. Service fees for the Y and C Classes for the six months ended June 30, 2012 were less than $500.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2012, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse a portion of its Administrative Service fee for the Institutional Class and contractually agreed to reimburse other expenses of the Y, Investor, A, and C Classes. Of

11

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

these amounts $29,338 was receivable from the Manager at June 30, 2012. For the six months ended June 30, 2012, the Manager reimbursed expenses as follows:

		Expense Cap
Fund	Class	3/1/11 to 4/26/12		4/27/12 to 5/1/13	Waived or Reimbursed Expenses	Expiration
Treasury Inflation Protected Securities Fund	Institutional	0.10	%*	0.10%*	$108,915	2015
Treasury Inflation Protected Securities Fund	Y	N/A		0.61%	35	2015
Treasury Inflation Protected Securities Fund	Investor	0.69%		0.69%	6,767	2015
Treasury Inflation Protected Securities Fund	A	N/A		1.00%	163	2015
Treasury Inflation Protected Securities Fund	C	N/A		1.78%	—	2015

*	Expense reduction.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability is $69,090, $195,591, and $238,084 will expire in 2012, 2013, and 2014, respectively. The Fund has not recorded a liability for these potential reimbursements, due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset expenses that the Manager pays to Foreside. For the six months ended June 30, 2012, there has been $235 in sales commissions from the sale of Class A shares that were received by Foreside.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

12

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Level 2 –	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 –	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended June 30, 2012, there were no significant transfers into or out of any level for the Fund. As of June 30, 2012, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$371,479	$—	$371,479
Short-Term Investments	1,502	—	—	1,502

Total Investments	$1,502	$371,479	$—	$372,981

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any

13

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based up on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

14

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$—	$5,260
Y Class	—	9
Investor Class	—	412
A Class	—	17
C Class	—	3
Tax return of capital:
Institutional Class	—	256
Y Class	—	1
Investor Class	—	24
A Class	—	1
C Class	—	—

Total distributions paid	$—	$5,983

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

As of June 30, 2012, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$371,174

Unrealized appreciation	3,125
Unrealized depreciation	(1,318)

Net unrealized appreciation or (depreciation)	1,807

Undistributed ordinary income	6,029
Undistributed long-term gain or (loss)	—
Other temporary differences	—

Distributable earnings or (deficits)	$7,836

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from washsales.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences that have been reclassified as of June 30, 2012 (in thousands):

Paid in capital	$2
Undistributed net investment income	(1)
Accumulated net realized gain (loss)	(1)
Unrealized appreciation or (depreciation) of investments and foreign currency	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for

15

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year registered investment company (“RIC”) during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of June 30, 2012, the Fund did not have capital loss carryforward positions. The Fund utilized $677 of net capital loss carryforward for the six months ended June 30, 2012.

5. Investment Transactions

Purchases and proceeds from sales of investments for the six months ended June 30, 2012, excluding short-term investments, were $417,308,711 and $276,759,923, respectively. These amounts also represent purchases and sales of U.S. Government securities.

6. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Six Months Ended June 30, 2012

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,486	$211,604	51	$579	531	$5,997
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(6,450)	(73,310)	(6)	(62)	(312)	(3,520)

Net increase in shares outstanding	12,036	$138,294	45	$517	219	$2,477

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	8	$96	3	$32
Reinvestment of dividends	—	—	—	—
Shares redeemed	(26)	(298)	—	—

Net increase (decrease) in shares outstanding	(18)	$(202)	3	$32

For the Year Ended December 31, 2011

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,868	$263,690	21	$232	759	$8,298
Reinvestment of dividends	450	4,913	1	10	38	416
Shares redeemed	(20,729)	(230,629)	(12)	(128)	(461)	(5,039)

Net increase in shares outstanding	3,589	$37,974	10	$114	336	$3,675

16

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	76	$840	9	$101
Reinvestment of dividends	1	11	—	3
Shares redeemed	(15)	(167)	—	(1)

Net increase in shares outstanding	62	$684	9	$103

17

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class									Y Class
	Six Months Ended June 30,		Year Ended December 31,							Six Months Ended June 30,
	2012		2011		2010	2009A	2008	2007B		2012		2011
	(unaudited)									(unaudited)
Net asset value, beginning of period	$11 .16		$10 .51		$10 .16	$9 .20	$10 .18	$9 .53		$11.24		$10.60

Income from investment operations:
Net investment income	0 .08		0 .28		0 .16	0 .06	0 .80	0 .45		0 .12		0 .26
Net gains (losses) from securities (both realized and unrealized)	0 .21		0 .67		0 .35	0 .95	(0 .98)	0 .59		0 .15		0 .65

Total income (loss) from investment operations	0 .29		0 .95		0 .51	1 .01	(0 .18)	1 .04		0 .27		0 .91

Less distributions:
Dividends from net investment income	—		(0 .29)		(0 .16)	(0 .05)	(0 .80)	(0 .39)		—		(0 .26)
Distributions from net realized gains on securities	—		—		—	—	—	—		—		—
Tax return of capital	—		(0 .01	)C	—	—	—	0 .00	C,D	—		(0.01	)C

Total distributions	—		(0 .30)		(0 .16)	(0 .05)	(0 .80)	(0 .39)		—		(0.27)

Net asset value, end of period	$11 .45		$11 .16		$10 .51	$10 .16	$9 .20	$10 .18		$11.51		$11.24

Total return E	2 .60	%F	9 .14%		5 .03%	11 .00%	(2 .09)%	11 .22%		2.40	%F	8.66%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$349,978		$206,864		$157,195	$155,833	$140,189	$223,697		$1,034		$501
Ratios to average net assets (annualized):
Expenses, before reimbursements	0 .34%		0 .36%		0 .35%	0 .36%	0 .29%	0 .43%		0.62%		1.04%
Expenses, net of reimbursements	0 .25%		0 .26%		0 .25%	0 .26%	0 .25%	0 .43%		0.62%		0.63%
Net investment income (loss), before reimbursements	1 .91%		2 .24%		1 .40%	0 .59%	5 .15%	4 .74%		2.36%		1.80%
Net investment income (loss), net of reimbursements	2 .01%		2 .34%		1 .50%	0 .69%	5 .19%	4 .74%		2.37%		2.21%
Portfolio turnover rate	108	%F	381%		214%	180%	128%	139%		108	%F	381%

A	Standish Mellon Asset Management Company, LLC was added as an investment advisor on December 11, 2009.
B	Brown Brothers Harriman & Co. was removed as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.
C	The tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from January 1 through December 31, 2010.
I	Portfolio turnover rate is for the period from January 1 through December 31, 2009.

18

		Investor Class							A Class						C Class
March 1 to Dec. 31,		Six Months Ended June 30,		Year Ended December 31,			March 2 to Dec. 31,		Six Months Ended June 30,		Year Ended Dec. 31,		May 17 to Dec. 31,		Six Months Ended June 30,		Year Ended Dec. 31,		Sept. 1 to Dec. 31,
2010		2012		2011		2010	2009A		2012		2011		2010		2012		2011		2010
		(unaudited)							(unaudited)						(unaudited)
$10.25		$11.12		$10.48		$10.13	$9.25		$11.15		$10.54		$10.35		$11.06		$10.46		$10.38

0.05		0.09		0.24		0.06	0.14		0.02		0.10		0.04		0.03		0.13		0.00
0.35		0.17		0.66		0.41	0.79		0.23		0.76		0.19		0.17		0.65		0.08

0.40		0.26		0.90		0.47	0.93		0.25		0.86		0.23		0.20		0.78		0.08

(0.05)		—		(0.25)		(0.12)	(0.05)		—		(0.24)		(0.04)		—		(0.17)		—
—		—		—		—	—		—		—		—		—		—		—
—		—		(0.01	)C	—	—		—		(0.01	)C	—		—		(0.01	)C	—

(0.05)		—		(0.26)		(0.12)	(0.05)		—		(0.25)		(0.04)		—		(0.18)		—

$10.60		$11.38		$11.12		$10.48	$10.13		$11.40		$11.15		$10.54		$11.26		$11.06		$10.46

3.89	%F	2.34	%F	8.67%		4.62%	10.05	%F	2.15	%F	8.17%		2.23	%F	1.81	%F	7.47%		0.77	%F

$365		$22,880		$19,920		$15,262	$5,868		$670		$855		$155		$302		$266		$153

0.60	%G	0.75%		0.77%		0.75%	0.81	%G	1.05%		1.32%		0.99	%G	1.78%		2.62%		1.77	%G
0.60	%G	0.69%		0.68%		0.64%	0.65	%G	1.05%		1.03%		0.99	%G	1.78%		1.79%		1.77	%G
0.85	%G	1.58%		2.24%		1.06%	3.04	%G	0.97%		0.88%		0.55	%G	0.54%		0.25%		(0.05	)%G
0.85	%G	1.64%		2.32%		1.17%	3.20	%G	1.02%		1.17%		0.55	%G	0.54%		1.08%		(0.05	)%G
214	%H	108	%F	381%		214%	180	%I	108	%F	381%		214	%H	108	%F	381%		214	%H

19

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements and Investment Advisory Agreements of the Funds (Unaudited)

At its May 9, 2012 meeting, the Board of Trustees (“Board”) considered the renewal of the Management Agreement between the Manager and the American Beacon Funds (“Beacon Trust”) on behalf of each of their series (collectively, the “Funds”) and the renewal of each investment advisory agreement between the Manager and a subadvisor (each an “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreements are collectively referred to herein as the “Agreements.” In preparation for the Board’s consideration to renew and approve these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Fund. The Investment Committee held a separate meeting on May 4, 2012 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Management Agreement and each Investment Advisory Agreement, the Trustees received and evaluated such information as they deemed necessary. The materials requested by the Board included, among other information, the following:

•

a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Fund, or any other area, including how these changes might affect the Fund;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•

a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•

a comparison of the performance of that portion of Fund assets managed or to be managed by each firm with the performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•

any actual or anticipated economies of scale in relation to the services the Manager and the firm provide or will provide to the Fund and whether the current fee rates charged or to be charged to the Fund reflects these economies of scale for the benefit of the Fund’s investors;

•

an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee schedule, if applicable, and the effect of any fee waivers;

•	a description of any payments made or to be made by the subadvisors to the Manager to support the Fund’s marketing efforts;

•	a copy of the firm’s proxy voting policies and procedures and, if applicable, the name of the third party voting service used by the firm;

•	an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;

•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Fund;

•

a description of the scope of portfolio management services provided or to be provided to the Fund, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Fund due to the firm’s involvement in other activities;

•

a description of the personnel who are or will be assigned primary responsibility for managing the Fund, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Fund;

•

a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of the Fund from taking undue risks;

•	a description of the firm’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation;

•	a description of the firm’s use of derivatives, short sells, leveraged trading strategies or other similar trading strategies for the Fund;

•	a discussion regarding the firm’s participation in third-party and proprietary “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions;

•	a discussion of the firm’s methodology for obtaining best execution, including any plans to improve the quality of execution in the upcoming year, and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the firm’s criteria for assessing counterparties and counterparty risk to the extent the firm enters into transactions with counterparties on the Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the firm;

20

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements and Investment Advisory Agreements of the Funds (Unaudited)

•	a discussion of whether the firm utilizes “commission recapture” or “directed brokerage” arrangements for the benefit of the Fund or “step-out” transactions;

•	a discussion of whether the firm receives, or anticipates receiving, other compensation, including any payment for order flow or ECN liquidity rebates with respect to the Fund;

•	a certification by the firm regarding the reasonable design of its compliance program;

•

a summary of the results of the firm’s most recent annual review of its compliance program and a discussion of any material compliance problems encountered by a subadvisor since the most recent annual review;

•

information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Fund.

In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

•

a comparison of the performance of the Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and the Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the extent to which the Manager monitors the investment activities and financial conditions of each subadvisor to the Fund;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Fund pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for the Fund and, as applicable, each subadvisor to the Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.

In connection with the Management Agreement and each Investment Advisory Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of the Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of the Fund versus comparable mutual funds; and (iii) the Fund’s investment advisory fee rate versus comparable mutual funds. The class of shares used for comparative purposes was the class with the longest performance history, which was the Institutional Class. References below to the Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 4, 2012 at which the Trustees reviewed the investment performance of the Manager and each subadvisor and the primary factors considered by the Board at its May 9, 2012 meeting at which the Board considered the renewal of the Management Agreement and Investment Advisory Agreements.

The Board did not identify any particular information that was most relevant to its consideration to renew each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and each Investment Advisory Agreement

In determining whether to renew the Management Agreement and each Investment Advisory Agreement on behalf of the Fund, the Trustees considered the best interests of the Fund separately. While the Management Agreement and the Investment Advisory Agreements for the Fund were considered at the May 9, 2012 meeting, the Board considered the Fund’s investment management and subadvisory relationships separately.

21

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements and Investment Advisory Agreements of the Funds (Unaudited)

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and, as applicable, each subadvisor for the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with the Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Fund; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Fund; the manager’s commitment to enhance the Fund’s product line and increase assets in the Fund; the Manager’s high quality of services; the Manager’s active role in monitoring and, as appropriate recommending additional or replacement subadvisors; the Manager’s commitment to training employees; and the Manager’s efforts to retain key employees and maintain staff levels.

With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the level of staffing, quality, background and experience of each subadvisor’s investment personnel responsible for managing the Funds, the size of the subadvisor and the subadvisor’s ability to continue to attract and retain qualified investment personnel. The Board also considered the adequacy of the resources committed to the Fund by each subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered the subadvisors’ representations regarding their compliance programs and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for the Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding the Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Manager also noted that it generally was satisfied with the performance of the subadvisors. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an aggregate level for all Funds and at an individual Fund level, with some Funds being profitable for the Manager and with the Manager sustaining losses with respect to other Funds. The Board also considered that the Management Agreement for the Beacon Trust stipulates that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rate paid by the Fund, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board further considered that each subadvised Fund pays the Manager the amounts due to its subadvisors, and the Manager remits these amounts directly to the applicable subadvisors. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Fund and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee rate a subadvisor charges for any comparable client accounts. The Board did not consider profitability data of the subadvisors as imperative to its deliberations given the arm’s length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rate is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rate chargeable to the Fund, many subadvisors have agreed to take into account assets of AMR Corporation and its pension plans that are managed by the subadvisors. Thus, the Fund is able to receive lower effective fee rates.

22

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements and Investment Advisory Agreements of the Funds (Unaudited)

In addition, the Board noted the Manager’s representation that the Fund benefits from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that the Fund benefits from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for the Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager uses its proprietary American Beacon Large Cap Value Fund model to manage its collective investment trust.

In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that the Fund did not pay commissions to any affiliated broker-dealer of the Manager or the relevant subadvisor during the most recent fiscal year ended December 31, 2011.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made versus the Fund’s Lipper peer universe median and/or benchmark index. References to the Lipper expense universe below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper. In reviewing the performance, the Trustees viewed longer-term performance over five years or longer as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events that do not reflect manager skill.

In considering the renewal of the Management Agreement for the Fund, the Trustees considered the following additional factors: (1) the Fund underperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2012; (2) the Trustees also considered the Fund’s performance relative to its benchmark because the peer universe funds generally have longer duration and invest in Treasury Inflation Protection Securities (“TIPS”), nominal Treasuries and foreign inflation-linked bonds, whereas the Fund may invest only in U.S. TIPS with one- to ten-year duration; (3) the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2012 and underperformed its benchmark for the five-year period; and (4) the expense ratio of the Institutional Class of Fund shares ranked better than the median of its Lipper expense universe.

In considering the renewal of the Investment Advisory Agreement with NISA Investment Advisors LLC (“NISA”) and Standish Mellon Asset Management LLC (“Standish”), the Trustees considered the following additional factors: (1) NISA underperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2012; (2) Standish was added as a subadvisor in December 2009 and underperformed the peer universe median for the one-year period ended March 31, 2012; (3) management’s explanation that NISA’s and Standish’s underperformance was due in part to NISA’s and Standish’s focus on shorter duration TIPS; (4) the performance of NISA with respect to the portion of the Fund’s assets it manages was comparable to its composite of similarly managed accounts; (5) the performance of Standish with respect to the portion of the Fund’s assets it manages outperformed its composite of similarly managed accounts for the one-year and since inception periods ended December 31, 2011; (6) representations by each subadvisor regarding fee rates charged by the subadvisor to other comparable clients; (7) whether each subadvisor uses Fund commissions to obtain proprietary or third-party research; and (8) the Manager’s recommendation to continue to retain each subadvisor.

Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager and the subadvisors under the Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisors’ continued management of the Fund, and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Fund.

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25

Additional Information

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on (www.americanbeaconfunds.com), the Funds’ website approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc.

SAR 6/12

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2012

HOLLAND LARGE CAP GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. Because the Fund may invest in fewer companies than a more diversified portfolio, the fluctuating value of a single holding may have a greater impact on the value of the Fund. The Fund may invest in future contracts which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2012

Message from American Beacon

Dear Shareholders,

In March of this year, we broadened the investment opportunities American Beacon offers to investors by introducing the American Beacon Holland Large Cap Growth Fund to the American Beacon Funds family. The sub-advisor of this established fund, Holland Capital Management, will continue investing the Fund in the same way that it has since launching the strategy in 1996. As manager of the Fund, American Beacon Advisors will oversee and monitor the investment team to ensure they continue to adhere to their conservative growth strategy that seeks to identify high quality holdings.

After a volatile 2011, the market has been somewhat calmer since the beginning of 2012. Nonetheless, uncertainty remains and investors have been repeatedly concerned, then reassured, then concerned again as headlines cover the continuing debt crisis in Europe, a fragile U.S. recovery and slowing growth in China.

Despite this challenging environment, for the six months ended June 30, 2012, the American Beacon Holland Large Cap Growth Fund (Institutional Class) returned 8.67%.

With ongoing uncertainty in the eurozone, the upcoming Presidential election and the looming “fiscal cliff” of expiring tax cuts and automatic spending cuts, we may see further market turbulence in the months to come. But regardless of the headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

Domestic Equity Market Overview

June 30, 2012 (Unaudited)

The U.S. stock market opened 2012 with its strongest first quarter since 1998. This strength was driven by investor optimism that economic conditions were stabilizing and the global recovery was continuing. However, the second quarter was a different story altogether. Weak economic data and persistent news about the financial problems in Europe caused investor enthusiasm to wane. In addition, concerns about a slowdown in China — which has been a major contributor to global activity — increased, and the November presidential election and potential upcoming “fiscal cliff” added to the uncertainty.

Given the confluence of macroeconomic and geopolitical concerns, investors began to question the recovery and future growth prospects both domestically and globally, and the “risk-off” trade became evident in the quarter. And while stock market volatility had seemingly calmed in early 2012, it returned in the second quarter as investors reacted to economic and other global news and data, rather than to individual company fundamentals. Such an environment can be challenging for active managers with fundamentally based strategies.

The S&P 500 Index showed considerable variability on a month-to-month basis during the second quarter, with losses of -0.6% in April and -6.0% in May and a gain of 4.1% in June. Although this resulted in a -2.8% second quarter loss, given the Index’s strong 12.6% return for the opening quarter of the year, the Index was solidly positive for the first half of the year, up 9.5%.

Along with the near-term concerns, a number of longer-term issues continue to linger, including still-high unemployment, slack housing, political wranglings, and potential changes in fiscal and other policies that affect corporations and individuals alike. Corporate earnings have been a bright spot, but there is increased apprehension that corporate profits have peaked, particularly given that economies outside of the U.S. may be slowing and many companies derive revenues from these markets. Employment data had been showing better trends, but recently gains have been weak. The Federal Reserve is still committed to exceptionally low interest rates through late 2014 and has recently extended “Operation Twist,” which was set to expire at the end of June. Operation Twist is the program allowing the Fed to sell shorter-term Treasuries and buy longer-term Treasuries in an effort to reduce consumer lending rates. However, investors remain uneasy about the timing of any future Fed action and what effect it may have, if any.

Yet, despite the headwinds, a number of potential tailwinds exist. The U.S. economy is in much better shape than the early post-recessionary period and will likely continue to experience growth, but at a slow pace. Corporate profits should remain reasonably decent, a massive amount of liquidity remains on corporate balance sheets, and the potential for retail-driven inflows also exists. The Fed’s accommodative stance is a positive and a compromise before the fiscal cliff is not out of the question. And, in the current environment, the U.S. stock market is relatively attractive compared to other markets.

2

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2012 (Unaudited)

The Institutional Class of the American Beacon Holland Large Cap Growth Fund (the “Fund”) returned 8.67% for the six months ended June 30, 2012, compared to the Russell 1000® Growth Index (the “Index”) return of 10.08% and the Lipper Large-Cap Growth Funds Index return of 9.75%.

	Annualized Total Returns Periods Ended 6/30/12
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,2,8)	8.67%	4.65%	3.43%	5.30%
Y Class (1,3,8)	8.62%	4.60%	3.42%	5.30%
Investor Class(1,8)	8.50%	4.37%	3.34%	5.26%
A Class with sales charge (1,4,8)	2.19%	-1.73%	2.10%	4.62%
A Class without sales charge (1,4,8)	8.40%	4.28%	3.31%	5.24%
C Class with sales charge (1,5,8)	7.21%	3.09%	3.27%	5.22%
C Class without sales charge (1,5,8)	8.21%	4.09%	3.27%	5.22%
Lipper Large-Cap Growth Funds Index (7)	9.75%	1.26%	1.24%	4.42%
Russell 1000 Growth Index (7)	10.08%	5.76%	2.87%	6.03%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each class was waived since 2002. Performance prior to waiving fees was lower than the actual returns shown since 2002.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/02 up to 3/1/10, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 6/30/02.
3.	Fund performance for the six-month, one-year, five-year, and ten-year periods represent the returns achieved by the Investor Class from 6/30/02 up to 3/23/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 6/30/02.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/02 through 2/1/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/02. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the six-month, one-year, five-year, and ten-year periods represent the returns achieved by the Investor Class from 6/30/02 through 3/23/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/02. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.

The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000® Growth Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.97%, 1.07%, 1.34% 1.47%, and 2.22% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index as both stock selection and sector allocation detracted value relative to the Index.

Holdings in the Information Technology, Consumer Discretionary and Financials sectors detracted value from the Fund’s performance. In the Information Technology sector, Cisco Systems (down 4.4%) and Apple (up 44.3%) detracted the most value from relative performance. Nike (down 8.5%) and Advance Auto Parts (down 2.4%) had the largest negative impact on performance in the Consumer Discretionary sector. In the Financials sector, BlackRock (down 3.1%) detracted from the Fund’s returns. Monster Beverage (up 54.4%)

3

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2012 (Unaudited)

generated positive returns in the Consumer Staples sector.

During the six-month period, an overweight in Energy, the worst performing sector in the Index, detracted relative value through sector allocation.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

Top Ten Holdings

% of Net Assets
Citrix Systems, Inc.	4.8%
Apple, Inc.	4.7%
Range Resources Corp.	4.4%
Yum! Brands, Inc.	3.9%
Amazon.com, Inc.	3.7%
Visa, Inc.	3.3%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.9%
Qualcomm, Inc.	4.3%
Covidien PLC	3.8%

Sector Allocation

% of Equities
Financials	25.9%
Health Care	11.6%
Energy	11.3%
Information Technology	11.2%
Industrials	10.6%
Consumer Staples	9.7%
Consumer Discretionary	8.2%
Telecommunication Services	5.1%
Utilities	4.8%
Materials	1.6%

4

American Beacon Holland Large Cap Growth FundSM

Fund Expenses

June 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2012 (or inception date) through June 30, 2012.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12 - 6/30/12
Institutional Class
Actual	$1,000.00	$1,086.70	$5.34	*
Hypothetical **	$1,000.00	$1,019.74	$5.17	*

Y Class
Actual	$1,000.00	$958.69	$2.60	***
Hypothetical **	$1,000.00	$1,019.99	$2.59	***

Investor Class
Actual	$1,000.00	$1,084.98	$6.79	*
Hypothetical **	$1,000.00	$1,018.35	$6.57	*

A Class
Actual	$1,000.00	$1,084.04	$7.10	*
Hypothetical **	$1,000.00	$1,018.05	$6.87	*

C Class
Actual	$1,000.00	$955.89	$5.63	***
Hypothetical **	$1,000.00	$1,014.27	$5.62	***

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.03%, 1.31%, and 1.37% for the Institutional, Investor, and A Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.
**	5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratios for the period (3/23/12—6/30/12) of 0.98% and 2.12% for the Y and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal period (100) by days in the year (366) to reflect the fiscal period.

5

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 96.35%
CONSUMER DISCRETIONARY — 12.43%
Hotels, Restaurants & Leisure — 3.91%
Yum! Brands, Inc.	40,450	$2,606

Internet & Catalog Retail — 3.66%
Amazon.com, Inc.A	10,650	2,432

Specialty Retail — 2.18%
Advance Auto Parts, Inc.	21,200	1,446

Textiles & Apparel — 2.68%
NIKE, Inc., Class B	20,250	1,778

Total Consumer Discretionary		8,262

CONSUMER STAPLES — 10.38%
Beverages — 3.65%
Monster Beverage Corp.A	15,050	1,072
PepsiCo, Inc.	19,150	1,353

		2,425

Food & Drug Retailing — 4.38%
Costco Wholesale Corp.	16,950	1,611
Mead Johnson Nutrition Co., Class A	16,150	1,300

		2,911

Food Products — 1.59%
HJ Heinz Co.	19,500	1,060

Household Products — 0.76%
Procter & Gamble Co.	8,250	505

Total Consumer Staples		6,901

ENERGY — 10.53%
Energy Equipment & Services — 1.59%
Halliburton Co.	37,150	1,055

Oil & Gas — 8.94%
Exxon Mobil Corp.	11,759	1,006
Occidental Petroleum Corp.	15,000	1,287
Range Resources Corp.	46,950	2,904
Southwestern Energy Co.A	23,350	746

		5,943

Total Energy		6,998

FINANCIALS — 5.24%
Diversified Financials — 2.97%
BlackRock, Inc., Class A	3,550	603
Greenhill & Co. Inc	17,100	610
TD Ameritrade Holding Corp.	44,950	764

		1,977

Insurance — 2.27%
Berkshire Hathaway, Inc., Class BA	18,090	1,507

Total Financials		3,484

HEALTH CARE — 12.34%
Health Care Equipment & Supplies — 8.73%
Covidien plc	47,500	2,541
Hospira, Inc.A	44,600	1,560

	Shares	Fair Value
		(000’s)
Waters Corp.A	21,350	$1,697

		5,798

Health Care Providers & Services — 3.61%
Cerner Corp.A	9,500	785
Laboratory Corp. of America HoldingsA	17,450	1,616

		2,401

Total Health Care		8,199

INDUSTRIALS — 6.72%
Aerospace & Defense — 1.14%
United Technologies Corp.	10,000	755

Air Freight & Couriers — 1.22%
Expeditors International of Washington, Inc.	12,700	492
United Parcel Service, Inc., Class B	4,050	319

		811

Electrical Equipment — 1.60%
Roper Industries, Inc.	10,800	1,065

Industrial Conglomerates — 2.00%
Honeywell International, Inc.	23,750	1,326

Trading Companies & Distributors — 0.76%
MSC Industrial Direct Co., Inc., Class A	7,750	508

Total Industrials		4,465

INFORMATION TECHNOLOGY — 35.92%
Communications Equipment — 4.07%
Cisco Systems, Inc.	111,650	1,917
NeuStar, Inc., Class AA	23,500	785

		2,702

Computers & Peripherals — 7.69%
Apple, Inc.A	5,350	3,124
International Business Machines Corp.	10,150	1,985

		5,109

Internet Software & Services — 2.49%
Google, Inc., Class AA	2,850	1,653

IT Consulting & Services — 6.19%
Automatic Data Processing, Inc.	9,900	551
IHS, Inc., Class AA	12,700	1,368
Visa, Inc., Class A	17,750	2,195

		4,114

Semiconductor Equipment & Products — 5.41%
Intel Corp.	28,250	753
QUALCOMM, Inc.	51,000	2,840

		3,593

Software — 10.07%
Adobe Systems, Inc.A	45,750	1,481
Citrix Systems, Inc.A	38,300	3,214
MICROS Systems, Inc.A	20,550	1,052
Microsoft Corp.	31,050	950

		6,697

Total Information Technology		23,868

MATERIALS — 2.79%
Ecolab, Inc.	7,150	487

See accompanying notes

6

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Praxair, Inc.	12,600	$1,370

Total Materials		1,857

Total Common Stock (Cost $47,241)		64,034

SHORT-TERM INVESTMENTS — 3.42% (Cost $2,272)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,271,744	2,272

TOTAL INVESTMENTS — 99.77% (Cost $49,513)		66,306
OTHER ASSETS, NET OF LIABILITIES — 0.23%		154

TOTAL NET ASSETS — 100.00%		$66,460

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on June 30, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	32	September, 2012	$2,170	68

				$2,170	68

See accompanying notes

7

American Beacon Holland Large Cap Growth FundSM

Statement of Assets and Liabilities

June 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value A	$66,306
Deposit with brokers for futures contracts	116
Receivable for investments sold	852
Dividends and interest receivable	32
Receivable for fund shares sold	2
Receivable for expense reimbursement (Note 2)	3
Receivable for variation margin from open futures contracts	56

Total assets	67,367

Liabilities:
Payable for investments purchased	694
Payable for fund shares redeemed	53
Management and investment advisory fees payable (Note 2)	70
Administrative service and service fees payable (Note 2)	36
Professional fees payable	6
Other liabilities	48

Total liabilities	907

Net assets	$66,460

Analysis of Net Assets:
Paid-in-capital	47,207
Undistributed net investment income	—
Accumulated net realized gain	2,392
Unrealized appreciation of investments and futures contracts	16,861

Net assets	$66,460

Shares outstanding at no par value (Unlimited shares authorized):
Institutional Class	70,071

Y Class	865

Investor Class	2,951,934

A Class	3,126

C Class	218

Net asset value, offering and redemption price per share:
Institutional Class (Net assets of $1,545,643)	$22 .06

Y Class ( Net assets of $19,063)	$22 .05

Investor Class (Net assets of $64,822,000)	$21 .96

A Class (Net assets of $68,561) (offering price $23.27)	$21 .93

C Class (Net assets of $4,779)	$21 .89

A Cost of investments in unaffiliated securities	$49,513

See accompanying notes

8

American Beacon Holland Large Cap Growth FundSM

Statement of Operations

For the Six Months Ended June 30, 2012 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)*	$356

Total investment income	356

Expenses:
Management and investment advisory fees (Note 2)	210
Administrative service fees (Note 2):
Institutional Class	2
Investor Class	84
Transfer agent fees:
Institutional Class	1
Y Class	1
Investor Class	7
A Class	1
C Class	1
Custody and fund accounting fees	20
Professional fees	18
Registration fees and expenses	31
Service fees (Note 2):
Investor Class	67
Distribution fees (Note 2):
Investor Class	37
Prospectus and shareholder report expenses	2
Insurance fees	1
Trustee fees	2
Other expenses	3

Total expenses	488

Net fees waived and expenses reimbursed (Note 2)	(58)

Net expenses	430

Net investment income	(74)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	2,918
Futures contracts	(239)
Change in net unrealized appreciation or (depreciation) from:
Investments	2,325
Futures contracts	68

Net gain on investments	5,072

Net increase in net assets resulting from operations	$4,998

See accompanying notes

9

American Beacon Holland Large Cap Growth FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$(74)	$(134)
Net realized gain from investments and futures contracts	2,679	1,226
Change in net unrealized appreciation from investments and futures contracts	2,393	776

Net increase in net assets resulting from operations	4,998	1,868

Distributions to Shareholders:
Net realized gain on investments:
Institutional Class	—	(22)
Investor Class	—	(1,096)

Net distributions to shareholders	—	(1,119)

Capital Share Transactions:
Proceeds from sales of shares	5,896	8,364
Reinvestment of dividends and distributions	—	1,119
Cost of shares redeemed	(4,321)	(5,610)

Net increase in net assets from capital share transactions	1,575	3,873

Net increase in net assets	6,573	4,622

Net Assets:
Beginning of period	59,887	55,266

End of Period *	$66,460	$59,887

* Includes undistributed net investment (loss) of	$—	$—

See accompanying notes

10

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Holland Large Cap Growth Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

The American Beacon Holland Large Cap Growth Fund is the legal successor to the Holland Large Cap Growth Fund (the “Predecessor Fund”). The accounting and performance history of the Institutional, Investor, and A Class shares of the Predecessor Fund were redesignated as that of the Institutional, Investor, and A Class Shares of the Fund, respectively. On March 23, 2012, the Fund (which had no prior activities or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization. The exchange consisted of the Predecessor’s Fund’s Institutional, Investor, and A Class shares for the Fund’s Institutional, Investor and A Class shares at the same aggregate value. The acquisition was accounted for as a tax-free exchange after the close of business on March 23, 2012, as follows:

Institutional Shares	59,104
Investor Shares	2,950,499
A Shares	725
Net Assets	$69,012,463
Unrealized Appreciation	$21,683,463

The reorganization shifted the management oversight responsibility from Holland Capital Management, LLC (“Holland”) to the Manager. The Manager engaged Holland as the sub-advisor to the Fund, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class Disclosure

March 23, 2012 was the inception date of the Y and C Classes.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

11

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim period January 1, 2012 to June 30, 2012.

Management has evaluated the implications of these changes and determined that the impact of the new guidance will only affect the disclosure requirements related to the financial statements. However, the Fund did not hold any Level 3 investments as of June 30, 2012, the financial statement disclosures were not affected.

2. Transactions with Affiliates

Management Agreement

Prior to March 23, 2012, the manager of the Predecessor Fund received an annual rate of 0.85% of the average daily net assets up to $500 million, 0.75% of the average daily net assets up to the next $500 million, and 0.65% of the average daily net assets in excess of $1 billion. Since March 23, the Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisor hired by the Manager to direct investment activities for the Fund. Management fees paid including amounts paid by the Predecessor Fund during the six months ended June 30, 2012 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.32%	$210,030	$200,918	$9,112

Administrative Services Agreement

Prior to March 23, the Predecessor Fund contracted with Atlantic Fund Administration, LLC to serve as the Funds’ Administrator and incurred $31,574 in administrative service fees. Since March 23, the Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of the Fund and 0.40% of the average daily net assets of the A and C Classes of the Fund. For the period ended June 30, 2012, expenses for the Y, A, and C Classes were less than $500.

Distribution Plans

The Fund, except for the A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

12

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Prior to March 23, Foreside Fund Services, LLC served as the Predecessor Fund’s distributor and collected a fee up to 0.25% of the average daily net assets of Investor and A Shares of the Predecessor Fund. The Predecessor Fund incurred $36,906 in Distribution Fees. Since March 23, separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. For the period ended June 30, 2012, expenses for the A, and C Classes were less than $500.

Service Plans

Since March 23, the Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. For the period ended June 30, 2012, expenses for the Y, A, and C Classes were less than $500.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended June 30, 2012, Foreside collected $49 from the sale of Class A Shares.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended June 30, 2012 no CDSC charges were collected.

Interfund Lending Program

Since March 23, and pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended June 30, 2012, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

Prior to March 23, the Predecessor Fund contractually agreed to reimburse operating expenses to the extent that total annual fund expenses exceeded 1.20%, 1.35%, and 1.40% of the Institutional, Investor, and A Classes, respectively. At the time of reorganization the Predecessor Fund had reimbursed expenses of $2,509 for Institutional, Investor, and A Classes.

After the reorganization the Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. Of these amounts, $2,522 was receivable from the Manager at June 30, 2012. For the period ended June 30, 2012, the Manager waived or reimbursed expenses as follows:

13

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

		Expense Cap
Fund	Class	1/1/12 to 3/23/12	3/24/12 to 6/30/12	Waived or Reimbursed Expenses	Not Available for Recoupement	Expiration
Holland Large Cap Growth	Institutional	1.20%	0.97%	2,897	1,964	2015
Holland Large Cap Growth	Y	N/A	1.07%	636	—	2015
Holland Large Cap Growth	Investor	1.35%	1.34%	52,866	993	2015
Holland Large Cap Growth	A	1.40%	1.47%	1,504	552	2015
Holland Large Cap Growth	C	N/A	2.22%	622	—	2015

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursements made by the Predecessor Fund are not eligible for this Plan. During the six months ended June 30, 2012, the Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 —	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

14

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended June 30, 2012, there were no significant transfers into or out of any levels for the Fund. As of June 30, 2012, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock	$64,034	$—	$—	$64,034
Short-Term Investments	2,272	—	—	2,272

Total Investments in Securities	$66,306	$—	$—	$66,306

Futures Contracts	$68	$—	$—	$68

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

15

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Values of Derivative Instruments not accounted for as hedging instruments as of June 30, 2012 (in thousands)(2):

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments and futures contracts(1)	Equity Contracts	$68

16

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Effect of derivative instruments not accounted for as hedging instruments for the six months ended June 30, 2012 (in thousands):

Statement of Operations	Derivatives	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$(239)
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	68

(1)	Includes cumulative appreciation or (depreciation) of futures contracts is reported in the Schedule of Investments footnotes. Only current day’s variation margin as reported within the Statement of Assets and Liabilities.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

5. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—
Y Class	—	—
Investor Class	—	21
A Class	—	—
C Class	—	—
Long-Term Capital Gain
Institutional Class	—	22
Y Class	—	—
Investor Class	—	1,076
A Class	—	—
C Class	—	—

Total distributions paid	$—	$1,119

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2012, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$49,690
Unrealized appreciation	18,235
Unrealized depreciation	(1,619)

Net unrealized appreciation or (depreciation)	16,616
Undistributed ordinary income	—
Accumulated long-term gain or (loss)	2,569
Other temporary differences	68

Distributable earnings or (deficits)	$19,253

17

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments and prior period adjustments to income and expense as of June 30, 2012 (in thousands):

Paid-in-capital	$8
Undistributed net investment income	74
Accumulated net realized gain (loss)	(74)
Unrealized appreciation or (depreciation) of investments and futures contracts	(8)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of June 30, 2012, the Fund had $0 net capital loss carryforwards

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2012 were (in thousands) $7,813,459 and $7,209,963, respectively.

7. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

18

American Beacon Holland Large Cap Growth FundSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

For the Six months Ended June 30, 2012

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12	$262	1	$19	251	$5,554
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(1)	(8)	—	—	(198)	(4,313)

Net increase in shares outstanding	11	$254	1	$19	53	$1,241

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	2	$56	—	$5
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	2	$56	—	$5

For the Year Ended December 31, 2011

	Institutional Class		Investor Class		A Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6	$130	399	$8,234	—	$—
Reinvestment of dividends	1	23	55	1,096	—	—
Shares redeemed	(5)	(103)	(266)	(5,507)	—	—

Net increase in shares outstanding	2	$50	188	$3,823	—	$—

8. Change in Independent Registered Public Accounting Firm

The Fund engaged Ernst & Young, LLP (“E&Y”) as the independent registered public accounting firm for the fiscal year ending December 31, 2012. E&Y replaces BBD, LLP (“BBD”), the Predecessor Fund’s previous independent registered public accounting firm, who was dismissed upon completion of the tax-free reorganization. The engagement of E&Y as accountants of the Fund was approved by the Audit Committee of the Board of Trustees on November 7, 2011. During the periods that BBD served as the Predecessor Fund’s independent registered public accounting firm and through March 23, 2012, BBD’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. There were no disagreements between the Fund and BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

19

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class
	Six Months Ended June 30, 2012		Year Ended Dec. 31, 2011		March 1 to Dec. 1, 2010F		March 23 to June 30, 2012
	(unaudited)						(unaudited)
Net asset value, beginning of period	$20.30		$20.00		$17.88		$23.00

Income from investment operations:
Net investment income (loss)	0 .01		(0.02	)D	(0.01	)D	0 .00
Net gains (losses) from securities (both realized and unrealized)	1 .75		0 .71		2 .61		(0 .95)

Total income (loss) from investment operations	1 .76		0 .69		2 .60		(0 .95)

Less distributions:
Dividends from net investment income	—		—		—		—
Distributions from net realized gains on securities	—		(0 .39)		(0 .48)		—

Total distributions	—		(0 .39)		(0 .48)		—

Net asset value, end of period	$22.06		$20.30		$20.00		$22.05

Total return E	8.67	%A	3.47%		14.58	%A	(4.13	)%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,546		$1,193		$1,126		$19
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.46%		1.49%		1.91	%B	23.23	%B
Expenses, net of reimbursements	1.03%		1.20%		1.20	%B	0.98	%B
Net investment (loss), before reimbursements	(0.37)%		(0.38)%		(0.77	)%B	(22.14	)%B
Net investment income (loss), net of reimbursements	0.06%		(0.09)%		(0.06	)%B	0.12	%B
Portfolio turnover rate	11	%A	12%		18	%A	11	%AC

A	Not annualized.
B	Annualized.
C	Portfolio turnover rate is for the period January 1, 2012 to June 30, 2012.
D	Per share amounts calculated based on the average shares outstanding during the period.
E	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
F	Commencement of operations.

20

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class												A Class						C Class
Six Months Ended June 30,		Year Ended December 31,										Six Months Ended June 30,		Year Ended Dec. 31,		Feb. 1 to Dec. 31,		March 23 to June 30,
2012		2011		2010		2009		2008		2007		2012		2011		2010F		2012
(unaudited)												(unaudited)						(unaudited)
$20.24		$19 .97		$17 .94		$12 .90		$19 .81		$18 .65		$20.23		$19.96		$17.40		$22.90

(0.02)		(0 .05	)D	(0 .04	)D	(0 .02	)D	(0 .04	)D	(0 .04	)D	(0 .02)		(0.05	)D	(0.04	)D	(0 .07)
1 .74		0 .71		2 .55		5 .06		(6 .86)		1 .79		1 .72		0 .71		3 .08		(0 .94)

1 .72		0 .66		2 .51		5 .04		(6 .90)		1 .75		1 .70		0 .66		3 .04		(1 .01)

—		—		—		—		—		(0 .01)		—		—		—		—
—		(0 .39)		(0 .48)		—		(0 .01)		(0 .58)		—		(0 .39)		(0 .48)		—

—		(0 .39)		(0 .48)		—		(0 .01)		(0 .59)		—		(0 .39)		(0 .48)		—

$21.96		$20 .24		$19 .97		$17 .94		$12 .90		$19 .81		$21.93		$20.23		$19.96		$21.89

8.50	%A	3 .33%		14.03%		39.07%		(34.83)%		9 .40%		8.40	%A	3.33%		17.51	%A	(4.13	)%A

$64,822		$58,682		$54,128		$50,341		$33,766		$55,703		$68		$13		$12		$5

1.48%		1 .64%		1 .77%		1 .69%		1 .71%		1 .41%		9.78%		10.06%		42.81	%B	49.07	%B
1.31%		1 .35%		1 .35%		1 .35%		1 .35%		1 .35%		1.37%		1.40%		1.40	%B	2.12	%B
(0.39)%		(0.52)%		(0.64)%		(0.45)%		(0.61)%		(0.25)%		(8.72)%		(8.94)%		(41.73	)%B	(48.06	)%B
(0.23)%		(0.24)%		(0.22)%		(0.11)%		(0.25)%		(0.19)%		(0.31)%		(0.28)%		(0.22	)%B	(1.11	)%B
11	%A	12%		18%		11%		35%		26%		11	%A	12%		18	%A	11	%AC

21

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Fund (Unaudited)

At the August 9-10, 2011 Board meeting, the Board considered the approval of the Investment Management Agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and American Beacon Funds (“Trust”) on behalf of the American Beacon Holland Large Cap Growth Fund (the “New Fund”), pending the reorganization of the Lou Holland Growth Fund (the “Old Fund”) into a new series of the Trust (a “Reorganization”). Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the New Fund;

•	identification of the professional personnel who are proposed to be assigned primary responsibility for managing the New Fund;

•	a comparison of the performance of the Old Fund with its industry peer group;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Agreement.

The Board also considered information that had been provided by the Manager to the Board at the May 2011 Board meeting in connection with the renewal of the Management Agreement between the Manager and the Trust as it relates to other existing series of the Trust (“Existing Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the New Fund and its shareholders. Provided below is an overview of the primary factors the Trustees considered in approving the Management Agreement.

Nature, extent and quality of the services to be provided by the Manager. The Board noted that it had considered the renewal of the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 2011 meeting. At that meeting, the Board received detailed information regarding the Manager, including information regarding the scope of the services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board also considered at the May meeting the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. The Board noted the Manager’s representation that the advisory and related services proposed to the New Fund will be consistent with the services provided to the Existing Funds except that the New Fund is a single-manager fund and therefore the Manager will not allocate assets among multiple investment advisors, which it does for many, but not all, Existing Funds. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the New Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the New Fund.

Performance. The Board noted that the New Fund is new and therefore had no historical performance for the Board to review. As a result, the Board concluded that historical investment performance was not a material factor in the approval of the Management Agreement for the New Fund.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. For the New Fund, the Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement, together with the proposed advisory fee rate to be paid to the sub-advisor, versus the fee rates charged by comparable funds. The Board noted that the management fee rate proposed by the Manager for the New Fund is lower than overall industry averages. The Board also noted that the management fee rate proposed by the Manager is consistent with other funds of the Trust. In addition, the Board considered that the Manager has agreed to contractually limit the expenses of the New Fund for at least one year following the inception date of each New Fund at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the New Fund, in light of all the factors considered.

Costs of the services to be provided and profits to be realized by the Manager from the relationship with the New Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the New Fund. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the New Fund and to compensate third-party administrators and broker-dealers for services to New Fund shareholders. Based on the foregoing information, the Board concluded that the profitability level was reasonable in light of the services to be performed by the Manager.

Extent to which economies of scale would be realized as the New Fund grows and whether fee levels reflect these economies of scale for the benefit of New Fund investors. The Board considered that the fee to be paid to the sub-advisor of the New Fund will be passed through the Manager by the New Fund and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered the Manager’s representation that the fee schedule for the New Fund generally reflects breakpoints in the sub-advisory fees and that the Manager believes that the proposed fee rate for the New Fund properly reflect economies of scale for the benefit of New Fund shareholders. Thus, the Board concluded that the New Fund will be receiving economies of scale due to the breakpoints incorporated into the fee schedule.

22

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Fund (Unaudited)

Benefits to be derived by the Manager from the relationship with the New Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the New Fund. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the New Fund were not a material factor in approving the Management Agreement.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Trust, the Manager or the sub-advisor to the New Fund, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the New Fund and its shareholders and, as a result, approved the Management Agreement.

Approval of Appointment of Holland Capital Management LLC

At the August 9-10, 2011 Board meeting, the Manager proposed that the Board approve Holland Capital Management LLC (“Holland”) as an investment sub-advisor to the New Fund, a new series of the Trust, following the reorganization of the Old Fund into the New Fund. Prior to the meeting, the Board requested and reviewed information provided by Holland in connection with its consideration of Holland as an investment advisor to the New Fund and the Investment Committee of the Board met with representatives from Holland. The Board considered, among other materials, responses by Holland to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the New Fund;

•	identification of the professional personnel to perform services for the New Fund and their education, experience and responsibilities;

•

a comparison of investment performance of accounts managed by Holland that have investment objectives and policies comparable to the New Fund with the performance of applicable peer groups and indices;

•	an analysis of the proposed subadvisory fee;

•

a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

•	a description of Holland’s compliance program and matters, as well as its trading activities;

•	a discussion of Holland’s financial condition and the potential impact of Holland’s financial condition on services to be performed for the New Fund; and

•	any other information Holland believed would be material to the Board’s consideration of the Agreement.

The Board considered multiple factors when evaluating Holland and in approving the Investment Advisory Agreement between the Manager and Holland on behalf of the New Fund (“Agreement”), including Holland’s experience, its reputation and financial condition, the past performance of the Holland Fund, its overall capabilities to perform the services under the Agreement and its willingness to perform those services for the New Fund. A discussion of the factors relating to the Board’s selection of Holland and approval of the Agreement follows.

Nature, extent and quality of the services to be provided by Holland. The Board considered Holland’s investment philosophy and investment process, as well as the background and experience of its portfolio managers. The Board also considered Holland’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation on behalf of Holland. Holland also represented that it was adequately staffed and resourced to effectively service the New Fund and that any changes in staffing will depend on increased assets that result from more active marketing and distribution activities. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by Holland were appropriate for the New Fund.

Performance of Holland. The Board evaluated Holland’s performance information regarding the Lou Holland Growth Fund Investor Class shares (“Growth Fund Investor Class”), as compared to the Russell 1000 Growth Index (“Index”). The Index outperformed the Growth Fund Investor Class in 2006 and 2007, and the Growth Fund Investor Class outperformed the Index in 2008, 2009 and 2010. After taking into consideration Holland’s performance information, the Board concluded that the historical investment performance information of Holland supported approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Holland and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate to be paid to Holland for services performed on behalf of the New Fund. The Board also noted that Holland’s investment advisory fee rate under the Agreement will be paid through the Manager by the New Fund, and that the management fee rate charged by the Manager, together with the proposed advisory fee rate to be paid to Holland, was lower than the industry average fee rate for accounts with a similar investment mandate. After consideration of this information, the Board concluded that the fee rate to be paid to Holland was reasonable in light of the services to be performed by Holland.

23

Disclosure Regarding the Board of Trustees’ Approval of Investment

Advisory Agreements of the Fund (Unaudited)

Costs of the services to be provided and profits to be realized by Holland and its affiliates from the relationship with the New Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Holland from its relationship with the New Fund, noting instead the arm’s-length nature of the relationship between the Manager and Holland with respect to the negotiation of the advisory fee rate on behalf of the New Fund.

Extent to which economies of scale would be realized as the New Fund grows and whether fee levels reflect these economies of scale for the benefit of New Fund investors. The Board considered that the Manager negotiated “breakpoints” in Holland’s fee rate based on the levels of assets in the New Fund. Thus, the Board concluded that the New Fund is receiving economies of scale due to the breakpoints incorporated into the fee schedule.

Benefits to be derived by Holland from the relationship with the New Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Holland as a result of the advisory relationship with the New Fund. In this regard, the Board considered Holland’s representation that it does not anticipate accruing any “fall-out” benefits as a result of its relationship with the New Fund. The Board also considered that Holland receives benefits from brokers that include a wide variety of proprietary investment research information and services, but enters only into soft dollar arrangements covered by the safe harbor under Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”). After consideration of this information, the Board concluded that the potential benefits that may accrue to Holland by virtue of its relationship with the New Fund were not a material factor in approving the Agreement.

Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. However, based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Trust, the Manager or Holland, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the New Fund and its shareholders and, as a result, approved the Agreement.

24

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25

Additional Information

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on (www.americanbeaconfunds.com), the Funds’ website approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Holland Large Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 6/12

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2012

S&P 500 INDEX FUND
SMALL CAP INDEX FUND- Closed to new investors
INTERNATIONAL EQUITY INDEX FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2012

Dear Shareholders,

After a volatile 2011, the market has been somewhat calmer since the beginning of 2012. Nonetheless, uncertainty remains in both domestic and international equity markets as investors have been repeatedly concerned, then reassured, then concerned again as headlines cover the continuing debt crisis in Europe, a fragile U.S. recovery and slowing growth in China.

Despite this challenging environment, for the six months ended June 30, 2012, the American Beacon S&P 500 Index Fund (Institutional Class) returned 9.46%, the American Beacon Small Cap Index Fund (Institutional Class) returned 8.68% and the American Beacon International Equity Index Fund (Institutional Class) returned 3.84%.

With ongoing uncertainty in the eurozone, the upcoming Presidential election and the looming “fiscal cliff” of expiring tax cuts and automatic spending cuts, we may see further market turbulence in the months to come. But regardless of the headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Sincerely,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon S&P 500® Index Fund †

Performance Overview

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the total return of the Institutional Class of the American Beacon S&P 500 Index Fund (the “Fund”) was 9.46%, slightly behind the S&P 500 Index (the “Index”) return of 9.49% but above the Lipper S&P 500 Objective Funds Index return of 9.35%

	Annualized Total Returns Periods Ended 6/30/12
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,4)	9.46%	5.34%	0.17%	5.20%
Investor Class(1,2,4)	9.17%	4.87%	-0.29%	4.73%
Lipper S&P 500 Objective Funds Index (3)	9.35%	5.21%	0.02%	5.09%
S&P 500 Index (3)	9.49%	5.45%	0.22%	5.33%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Investor Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for periods prior to 2002.
3.	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.
4.	The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and Investor Class shares were 0.16% and 0.64%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.

Performance Summary provided by SSgA Funds Management, Inc.

Amid a steadily firmer undertone for U.S. economic indicators, including the lowest weekly print for new unemployment claims in more than three-and-a-half years and a sizeable jump in the

University of Michigan measure of consumer confidence, U.S. equities enjoyed a buoyant uptrend during the initial weeks of 2012. The Index gained ground in 12 out of the first 14 trading sessions in January. Even though the widely followed benchmark slipped lower in each of the last four days of the month, its worst daily result was a loss of less than 0.6% on January 26, in the wake of the U.S. Federal Reserve’s (the “Fed”) stated intention to keep rates exceptionally low into late 2014. With share prices exhibiting firm underlying support, and the latest batch of earnings reports showing that U.S. corporate profits have continued to hold in well, implied volatility approached its lowest levels in six months. One of the few quibbles regarding the solid start to 2012 was the modest trading volume accompanying the rally. While one could interpret the lighter activity levels as reflecting limited buyer conviction, they may merely arise as a benign consequence of less emotional trading that can frustrate transactions with shorter-term objectives. Even after a lackluster chop into the end of January, the Index retained a generous 4.5% gain for the month. The U.S. dollar retreated in the second half of January as news in Asia looked better and disdain for the euro may have run too far, but non-U.S. equities as represented by the MSCI World ex-U.S. Index only outpaced the Index by 0.9%, returning 5.4% for the month.

Apart from a mild case of nerves in the middle of the month, U.S. stocks continued their solid upward progress during February, bolstered by data releases that corroborated the theme of steady economic recovery. Initial weekly jobless claims declined to just above 350,000, their lowest level in almost four years, and held there. Homebuilder confidence jumped for a fifth consecutive month, printing its best reading since the first half of 2007. Actual home prices remained behind the eight ball, but the more relevant source of hesitation for U.S. equities was likely Moody’s decision to review credit ratings at 17 major financial institutions. Signs that Greece was struggling to adopt mandated austerity measures contributed to the heightened worries about banks, but these concerns ultimately proved no match for abundant liquidity and improving credit markets. The Index maintained its impressive 2012 streak of avoiding any 1% daily losses; its largest decline since the start of the year was just under 0.7% on February 10th. By the end of the month, the Index had climbed 4.3% and extended its year-to-date gain to a bountiful 9.0%. As impressive as these

American Beacon S&P 500® Index Fund †

Performance Overview

June 30, 2012 (Unaudited)

figures were, non-U.S. markets fared even better, enjoying continued relief from a dreary 2011 and benefitting from a number of currency rebounds as well.

Climbing briskly in each of the first three months of 2012, the Index notched its sixth double-digit quarter in the last three years. Its 3.3% March advance lifted the benchmark’s three-month return to 12.6%, representing its best first-quarter result since 1998. With the U.S. dollar showing its mettle, March also saw the Index outperform non-U.S. equities, which lost ground on average in the latest month.

Stocks in the U.S. kicked off the second quarter of 2012 promisingly enough, but after rising smartly on April 2nd, major averages quickly retreated from levels that they would not revisit for the rest of the month. The first hint of trouble came on April 4th, when an auction of Spanish debt met with insufficient demand. The major stumbling block for U.S. sentiment arrived in the form of the March employment report, which showed creation of only 120,000 new jobs, the lowest result since last October. The Index proceeded to decline by more than one percent on two consecutive days, an inauspicious juxtaposition that last occurred in November. The 1.7% decline suffered by the Index on April 10th was its largest daily loss thus far in 2012. Ironically, on that very morning, shares of device darling Apple traded at their all-time record high before pulling back for the rest of the month. The broader S&P 500 Index tried to stabilize, however, after aluminum maker Alcoa opened the earnings reporting season with solid numbers, and other major companies followed by posting generally solid results. Stocks faltered again later in the month when the coalition government in Holland resigned over its inability to institute austerity measures, and Socialist candidate François Hollande delivered a strong showing in the first round of French presidential elections. Healthy profit reports, including another barnburner from Apple, came to the rescue of equities once again. Unfortunately, Apple wound up reflecting the complex cross-currents that buffeted stocks during April. Despite the company’s heroic revenue and profits, the shares of Apple lost value on four of every five days during the last three weeks of the month.

Stocks in the U.S. held their own in early May, even nearing their April highs on the first day of the month, but disappointing payroll data on May 4th quickly took the wind out of the buying sails. A steady drumbeat of deteriorating news from Europe prevented any swift rebound, as Greek parliamentary voting showed a severely fragmented electorate, and inability to form a government led to plans for new elections. Investor sentiment continued to hesitate through the middle of May, and with many traders trimming existing positions to make room for the widely anticipated offering of Facebook shares, lower prices offered the path of least resistance. The actual opening for Facebook on May 18th was beset with frustrating technology problems that produced delays and inaccuracies in execution and cancellation reports, but the greater indignity was rapid erosion of the Facebook valuation. While the market for initial public offerings accordingly suffered a rude reversal, a batch of better data on home sales helped consumer stocks to bounce back in the latter portion of the month, and defensive sectors were also resilient as bond yields continued to slip. These were hardly enough however, to prevent U.S. equity averages from suffering their first sizable beating since last September. The Index gave back a daunting 6.0% for the month, cutting its year-to-date progress to a solid but unspectacular 5.2%. These results were far less painful than those endured by stocks in Europe and Asia, where double-digit damage was rife.

Despite mild disappointment that the Fed did not announce more outright asset purchases, U.S. equities still ended the second quarter strong after Europe outlined cooperative plans to recapitalize troubled eurozone banks. Thanks to a 4.1% gain in June, more than half of which came on the last day of the month, the Index pared its loss for the second quarter to a manageable 2.8%, and it retains an impressive 9.5% advance since the start of 2012. Only a handful of equity markets around the world could keep pace with this resilience, especially given the backdrop of a firm U.S. dollar. Although the unhedged MSCI EAFE® benchmark of developed markets (the “EAFE”) bested the Index by nearly 3% in June, the Index lost less than half as much as EAFE did during the full second quarter, and on a year-to-date basis, the Index has gained more than three times as much as the EAFE.

Nine of the ten Global Industry Classification Standards Sectors posted gains during the first half of 2012. Information Technology, Financials, and Consumer Discretionary provided the greatest contribution to return for the first six months. At the other end of the spectrum, Energy

American Beacon S&P 500® Index Fund †

Performance Overview

June 30, 2012 (Unaudited)

was the sole sector that provided a negative contribution to return for the Fund.

Some notable contributors to return for the first half of 2012 were Apple (up 44.2%), Microsoft (up 19.4%) and AT&T (up 21.4%). Apple continues to produce strong earnings and revenues as demand for their products continues to be very strong.

Google Inc. (down 10.2%), Procter & Gamble (down 6.7%) and McDonalds (down 10.5%) all weighed heavily on both the Fund and Index providing the largest negative contribution to return.

Portfolio Strategy

The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

Top Ten Holdings

% of Net Assets*
Apple, Inc.	4.4%
Exxon Mobil Corp.	3.3%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.7%
Johnson & Johnson	1.5%
Wells Fargo & Co.	1.5%
Coca-Cola Co.	1.4%

*	Percent of the Net Assets of State Street Equity 500 Index Portfolio

Sector Allocation

% of Equities*
Information Technology	19.7%
Financials	14.4%
Health Care	12.0%
Consumer Staples	11.3%
Consumer Discretionary	11.0%
Energy	10.8%
Industrials	10.5%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.2%

*	Percent of the equities of State Street Equity 500 Index Portfolio
†

S&P is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use, “Standard and Poor’s®”, “S&P”, “Standard and Poor’s 500”, “S&P 500” are all trademarks of the McGraw-Hill Companies, Inc and have been licensed for use by State Street Bank of Trust Company.

American Beacon Small Cap Index FundSM

Performance Overview

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the total return of the Institutional Class of the American Beacon Small Cap Index Fund (the “Fund”) was 8.68%. The Fund’s performance was above the Russell 2000® Index (the “Index”) return of 8.53% and also above the Lipper Small-Cap Core Funds Index return of 6.24% which consists primarily of actively managed funds.

	Annualized Total Returns Periods Ended 6/30/12
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,3)	8.68%	-2.06%	0.54%	6.92%
Lipper Small-Cap Core Funds Index(2)	6.24%	-3.75%	0.70%	7.04%
Russell 2000 Index(2)	8.53%	-2.08%	0.54%	7.00%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.26%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.

Performance Summary provided by BlackRock Investment Management, LLC

Following a highly volatile 2011, financial markets began the year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. U.S. economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, U.S. equities moved boldly higher through the first two months of 2012.

The rally softened in March when the tone of global news flow darkened. Investors reverted to “risk off” mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policy-making issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian sovereign debt rose to levels deemed unsustainable. Stock markets around the world saw increased volatility as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key power house for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries as consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the U.S. economy after the labor market had been a bright spot earlier in the year.

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, U.S. stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic. The U.S. economy remained strong relative to other parts of the world and, year-to-date, U.S. stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty.

The U.S. economy remained strong relative to other parts of the world and year-to-date, U.S. stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty. In the US, small

American Beacon Small Cap Index FundSM

Performance Overview

June 30, 2012 (Unaudited)

cap stocks, as represented by the Russell 2000® Index, advanced 8.53%, trailing large cap stocks represented by the Russell 1000® Index, which moved up 9.38%. Health Care (up 20.87%) was the strongest-performing sector in the Russell 2000 Index, followed by Financials (up 12.31%), Consumer Discretionary (up 11.99%), Consumer Staples (up 10.05%) and Telecommunication Services (up 6.73%). Information Technology (up 5.11%) posted moderate gains, as did Industrials (up 4.39%), and Materials (up 4.12%). Energy (down 9.73%) finished in negative territory.

Portfolio Strategy

The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Top Ten Holdings

% of Net Assets*
Cepheid	0.3%
Pharmacyclics, Inc.	0.3%
VIVUS, Inc.	0.2%
athenahealth, Inc.	0.2%
HMS Holdings Corp.	0.2%
Questcor Pharmaceuticals, Inc.	0.2%
United Natural Foods, Inc.	0.2%
Woodward, Inc.	0.2%
Hexcel Corp.	0.2%
Dril-Quip, Inc.	0.2%

*	Percent of Net Assets of Master Small Cap Index Series

Sector Allocation

% of Equities*
Financials	21.3%
Information Technology	17.5%
Industrials	15.1%
Consumer Discretionary	13.8%
Health Care	13.5%
Energy	6.0%
Materials	4.7%
Consumer Staples	3.7%
Utilities	3.7%
Telecommunications	0.7%

*	Percent of equity portion of Master Small Cap Index Series

American Beacon International Equity Index FundSM

Performance Overview

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the Institutional Class of the American Beacon International Equity Index Fund (the “Fund”) posted a total return of 3.84%, outperforming the MSCI EAFE Index (the “Index”) return of 2.96% and the Lipper International Large-Cap Core Funds Index return of 3.72% which consists primarily of actively managed funds. The investment manager’s application of its fair valuation policy during the period was a significant driver of the Fund’s outperformance.

	Annualized Total Returns Periods Ended 6/30/12
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,3)	3.84%	-13.77%	-6.06%	5.16%
Lipper International Large-Cap Core Funds Index(2)	3.72%	-14.49%	-6.20%	4.17%
MSCI EAFE Index(2)	2.96%	-13.83%	-6.10%	5.14%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Core International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot invest directly in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.24%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

Performance Summary provided by BlackRock Investment Management, LLC

Following a highly volatile 2011, financial markets began the new year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. Positive economic indicators, particularly from the United States, brightened the outlook for the global economy. As the market environment improved and corporate earnings continued to be strong, international equities moved boldly higher through the first two months of 2012.

The rally ended in March when the tone of global news flow darkened. Investors reverted to “risk off” mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity and yields on Spanish government debt rose to levels deemed unsustainable. Heavily-indebted Italy also saw its borrowing costs rise amid mounting pressure across the region. Stock markets around the world saw large daily swings as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries where consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession and disappointing reports from the United States reinforced fears about the slowing world economy.

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, international stocks began a rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

For the six months ended June 30, 2012, most stock markets of the 22 developed nations represented in the MSCI EAFE Index posted gains. Belgium led the Index with a 19.34% gain. Smaller developed countries outside the euro currency bloc with generally lower debt levels enjoyed strong

American Beacon International Equity Index FundSM

Performance Overview

June 30, 2012 (Unaudited)

stock performance, including Singapore (+14.77%), Denmark (14.17%), Hong Kong (+7.88%) and New Zealand (+7.08%). Inside the euro zone, Germany (+5.89%) saw its stocks rise, as did Ireland (+4.46%) and France (+2.10%), and the Netherlands (+0.96%) managed to avoid a loss while the nation struggled with a poorly performing economy. Greek stocks (-18.64%) were hardest hit by the flare-up in the region’s debt problems, followed by Portugal (-17.03%) and Spain (- 15.42%).

From a sector perspective, Consumer Discretionary (+8.97%) led the Index year-to-date. Financials (+7.86%) staged a rebound while Consumer Staples (+6.56%) and Health Care (+6.32%) also performed well. However, the Energy sector (-5.12%) suffered the impact of falling gas prices. Materials (-2.82%) and Information Technology stocks (-2.00%) also finished in negative territory.

Portfolio Strategy

The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Top Ten Holdings

% of Net Assets*
Nestle S.A.	2.0%
HSBC Holdings plc	1.6%
Vodafone Group plc	1.4%
Novartis AG	1.3%
BP plc	1.3%
Royal Dutch Shell plc	1.3%
Roche Holding Ltd.	1.2%
GlaxoSmithKline plc	1.2%
Toyota Motor Corp.	1.1%
BHP Billiton Ltd.	1.1%

*	Percent of Net Assets of the Master International Index Series

Sector Allocation

% of Equities*
Financials	22.5%
Industrials	12.5%
Consumer Staples	12.0%
Consumer Discretionary	10.6%
Health Care	10.1%
Materials	9.6%
Energy	8.3%
Telecommunications	5.6%
Information Technology	4.5%
Utilities	4.3%

*	Percent of equity portion of Master International Index Series

Country Allocation

Country Allocation

% of Equities*
United Kingdom	23.0%
Japan	21.6%
France	9.1%
Australia	8.7%
Switzerland	8.3%
Germany	7.9%
Sweden	3.1%
Hong Kong	2.9%
Spain	2.7%
Netherlands	2.4%
Italy	2.2%
Singapore	1.8%
Denmark	1.1%
Belgium	1.1%
Others	0.9%
Norway	0.9%
Finland	0.7%
Israel	0.6%
Ireland	0.3%
Austria	0.3%
Portugal	0.2%
New Zealand	0.1%
Greece	0.1%

*	Percent of equity portion of Master International Index Series

American Beacon FundsSM

Fund Expenses

June 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Actual

Institutional Class	S&P 500 Index	Small Cap Index	International Equity Index	Investor Class	S&P 500 Index
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,094.62	$1,086.85	$1,038.37	Ending Account Value 6/30/12	$1,091.74
Expenses Paid During Period* 1/1/12 – 6/30/12	$0.68	$1.04	$1.22	Expenses Paid During Period* 1/1/12 – 6/30/12	$3.17
Annualized Expense Ratio	0.13%	0.20%	0.24%	Annualized Expense Ratio	0.61%

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Expenses Paid During Period” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

Hypothetical

Institutional Class	S&P 500 Index	Small Cap Index	International Equity Index	Investor Class	S&P 500 Index
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,024.22	$1,023.87	$1,023.67	Ending Account Value 6/30/12	$1,021.83
Expenses Paid During Period* 1/1/12 – 6/30/12	$0.65	$1.01	$1.21	Expenses Paid During Period* 1/1/12 – 6/30/12	$3.07
Annualized Expense Ratio	0.13%	0.20%	0.24%	Annualized Expense Ratio	0.61%

*	Expenses are equal to each Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

	S&P 500 Index Fund	Small Cap Index Fund	International Equity Index Fund
Assets:
Investment in Portfolio, at fair value	$478,935	$62,008	$341,473
Receivable for fund shares sold	541	12	630
Prepaid expenses	29	7	15

Total assets	479,505	62,027	342,118

Liabilities:
Payable for fund shares redeemed	10	308	1,069
Administrative service and service fees payable (Note 2)	25	2	12
Printing fees payable	14	10	11
Professional fees payable	6	10	8
Sub-administration fees payable	—	8	31
Transfer agent fees payable	4	—	3
Trustee fees payable	—	—	1
Other liabilities	1	—	—

Total liabilities	60	338	1,135

Net Assets	$479,445	$61,689	$340,983

Analysis of Net Assets:
Paid-in-capital	430,908	79,699	429,599
Undistributed net investment income (expense)	2,571	719	7,839
Accumulated net realized gain (loss)	(55,761)	(15,780)	(74,632)
Unrealized net appreciation or (depreciation) from investments and futures contracts	101,727	(2,949)	(21,823)

Net assets	$479,445	$61,689	$340,983

Shares outstanding at no par value (Unlimited shares authorized):
Institutional Class	24,816,084	4,787,548	39,371,426

Investor Class	1,009,401	—	—

Net asset value, offering and redemption price per share:
Institutional Class (Net assets $460,975,418, $61,688,538, and $340,982,893, respectively)	$18 .58	$12 .89	$8 .66

Investor Class (Net assets $18,469,363)	$18 .30	$—	$—

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

American Beacon FundsSM

Statements of Operations

For the Six Months ended June 30, 2012 (in thousands) (Unaudited)

	S&P 500 Index Fund	Small Cap Index Fund	International Equity Index Fund
Investment Income and (Expense) Allocated From Portfolio:
Dividend income (net of foreign taxes)A	$4,984	$753	$8,212
Interest income	6	2	2
Securities lending income	—	80	—
Portfolio expenses	(106)	(46)	(173)
Other income	—	—	22

Total investment income and (expense) allocated from Portfolio	4,884	789	8,063

Fund Expenses:
Administrative service fees (Note 2):
Institutional Class	113	28	85
Investor Class	22	—	—
Sub-administrative service fees:
Institutional Class	—	3	66
Transfer agent fees:
Institutional Class	7	3	8
Investor Class	3	—	—
Custody and accounting fees	6	6	6
Professional fees	13	9	13
Registration fees	8	1	6
Service fees - Investor Class (Note 2)	22	—	—
Printing expense	37	12	27
Trustee fees	11	2	10
Insurance expense	4	1	3
Other expenses	4	2	11

Total fund expenses	250	67	235

Net investment income	4,634	722	7,828

Realized and unrealized gain (loss) allocated from Master Portfolio
Net realized gain (loss) from:
Investments	10,799	(590)	(26,649)
Foreign currency transactions	—	—	(224)
Futures contracts	444	(219)	153
Change in net unrealized appreciation or (depreciation) from:
Investments	23,220	1,642	31,280
Futures contracts	194	(11)	(215)

Net gain on investments	34,657	822	4,345

Net increase in net assets resulting from operations	$39,291	$1,544	$12,173

A Foreign taxes	$7	$—	$1

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	S&P 500 Index Fund		Small Cap Index Fund		International Equity Index Fund
	Six Months ended June 30, 2012	Year ended December 31, 2011	Six Months ended June 30, 2012	Year ended December 31, 2011	Six Months ended June 30, 2012	Year ended December 31, 2011
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,634	$7,865	$722	$726	$7,828	$10,828
Net realized gain (loss) from investments, foreign currency, and futures contracts	11,243	15,729	(809)	2,850	(26,720)	(9,458)
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	23,414	(14,878)	1,631	(4,317)	31,065	(43,917)

Net increase (decrease) in net assets resulting from operations	39,291	8,716	1,544	(741)	12,173	(42,547)

Distributions to Shareholders:
Net investment income:
Institutional Class	(2,151)	(7,679)	—	(729)	—	(10,886)
Investor Class	(63)	(289)	—	—	—	—
Tax return of capital:
Institutional Class	—	(54)	—	(15)	—	—
Investor Class	—	(2)	—	—	—	—

Total distributions to shareholders	(2,214)	(8,024)	—	(744)	—	(10,886)

Capital Share Transactions:
Proceeds from sales of shares	56,534	214,771	173,030	16,709	40,784	111,683
Reinvestment of dividends and distributions	2,194	8,012	—	744	—	10,886
Cost of shares redeemed	(54,851)	(184,283)	(156,042)	(65,949)	(33,566)	(73,599)

Net increase (decrease) in net assets from capital share transactions	3,877	38,500	16,988	(48,496)	7,218	48,970

Net increase (decrease) in net assets	40,954	39,192	18,532	(49,981)	19,391	(4,463)

Net Assets:
Beginning of period	438,491	399,299	43,157	93,138	321,592	326,055

End of Period *	$479,445	$438,491	$61,689	$43,157	$340,983	$321,592

* Includes undistributed net investment income (loss) of	$2,571	$151	$719	$(3)	$7,839	$11

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

American Beacon FundsSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a “Portfolio” and collectively the “Portfolios”) are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund’s proportionate interest in the net assets of the corresponding Portfolio.

American Beacon:	Portfolios:	% of Portfolio Held by Fund at June 30, 2012
S&P 500 Index Fund	State Street Equity 500 Index Portfolio	25.8%
Small Cap Index Fund	Master Small Cap Index Series	14.4%
International Equity Index Fund	Master International Index Series	59.6%

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Investor Class	General public and investors investing through an intermediary

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim period January 1, 2012 to June 30, 2012.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

Management has evaluated the implications of these changes and determined that the impact of the new guidance will only affect the disclosure requirements related to the financial statements. However, as the Fund did not hold any Level 3 investments as of June 30, 2012, the financial statement disclosures were not affected.

2. Transactions with Affiliates

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives up to 0.375% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

Sub-administration Agreement

The Trust, the Manager and BlackRock Advisors, LLC (“BlackRock”) entered into a Sub-administration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee of each is reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.

3. Security Valuation and Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value its financial instruments in the Portfolios at fair value based on the Fund’s apportionate interest in the net assets of the Portfolios. Valuation of securities held by the Portfolios is discussed in the accompanying Notes to the Financial Statements of the respective Portfolios attached.

Investment Income

Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

Dividends to Shareholders

Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends

American Beacon FundsSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date.

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale. NAV per share is computed by dividing the value of each Fund’s total assets (which includes the value of the Fund’s investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

The tax character of distributions paid during were as follows (in thousands):

	S&P 500 Index		Small Cap Index		International Equity Index
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$—	$7,679	$—	$729	$—	$10,886
Investor Class	—	289	—	—	—	—
Return of Capital:
Institutional Class	—	54	—	15	—	—
Investor Class	—	2	—	—	—	—

Total taxable distributions	$—	$8,024	$—	$744	$—	$10,886

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year registered investment company (“RIC”) during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred for the year ended December 31, 2011 that will be carried forward under the provisions of the Act are as follows:

Loss Carryforward Character
Fund	Short term	Long term	Total
S&P 500 Index Fund	$—	$—	$—
Small Cap Index Fund	—	—	—
International Equity Index Fund	888	5,346	6,234

For the year ended December 31, 2011, the capital losses prior to the provisions of the Act which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, which ever occurs first (in thousands) are as follows:

Fund	2013	2014	2015	2016	2017	2018	Total
S&P 500 Index Fund	$918	$286	$—	$11,180	$28,055	$4,955	$45,394
Small Cap Index Fund	—	—	—	—	4,998	8,852	13,850
International Equity Index Fund	—	—	—	9,746	13,890	5,259	28,895

American Beacon FundsSM

Notes to Financial Statements

June 30, 2012 (Unaudited)

5. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months ended June 30, 2012

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	2,786	$52,229	240	$4,305
Reinvestment of dividends	111	2,133	3	61
Shares redeemed	(2,854)	(51,339)	(194)	(3,512)

Net increase in shares outstanding	43	$3,023	49	$854

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	13,179	$173,030
Reinvestment of dividends	—	—
Shares redeemed	(12,029)	(156,042)

Net increase in shares outstanding	1,150	$16,988

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	4,685	$40,784
Reinvestment of dividends	—	—
Shares redeemed	(3,781)	(33,566)

Net increase in shares outstanding	904	$7,218

For the Year ended December 31, 2011

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	12,416	$209,438	313	$5,333
Reinvestment of dividends	456	7,732	17	280
Shares redeemed	(10,452)	(177,155)	(418)	(7,128)

Net increase (decrease) in shares outstanding	2,420	$40,015	(88)	$(1,515)

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	1,307	$16,709
Reinvestment of dividends	62	744
Shares redeemed	(5,101)	(65,949)

Net (decrease) in shares outstanding	(3,732)	$(48,496)

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	11,684	$111,683
Reinvestment of dividends	1,312	10,886
Shares redeemed	(7,570)	(73,599)

Net increase in shares outstanding	5,426	$48,970

American Beacon S&P 500 Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30, 2012		Year Ended December 31,
			2011		2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$17.05		$17.07		$15.15	$12.21	$19.85	$19.19

Income from investment operations:
Net investment income:A	0.16		0.34		0.29	0.30	0.35	0.39
Net gain (loss) from investments and futures transactions (both realized and unrealized)	1.46		(0.02)		1.95	2.91	(7.64)	0.65

Total income (loss) from investment operations	1.62		0.32		2.24	3.21	(7.29)	1.04

Less distributions:
Dividends from net investment income	(0.09)		(0.34)		(0.32)	(0.27)	(0.35)	(0.38)
Tax return of capital	—		(0.00	)DE	—	—	—	—

Total distributions	(0.09)		(0.34)		(0.32)	(0.27)	(0.35)	(0.38)

Net asset value, end of period	$18.58		$17.05		$17.07	$15.15	$12.21	$19.85

Total return B	9.46	%C	1.92%		14.96%	26.70%	(37.08)%	5.39%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$460,976		$422,337		$381,592	$316,975	$224,583	$271,746
Ratios to average net assets (annualized):A
Net investment income	1.98%		1.95%		1.90%	2.39%	2.23%	1.89%
Expenses, including expenses allocated from the master portfolio	0.13%		0.16%		0.13%	0.15%	0.13%	0.13%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
B

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Amount represents less than $0.01 per share.
E	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

American Beacon S&P 500 Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

Investor Class
Six Months ended June 30, 2012		Year Ended December 31,
		2011		2010	2009	2008	2007
(unaudited)
$16.82		$16.88		$15.00	$12.06	$19.60	$18.97

0.50		0.22		0.15	0.33	0.33	0.31
1.06		0.02		1.99	2.80	(7.60)	0.62

1.56		0.24		2.14	3.13	(7.27)	0.93

(0.07)		(0.30)		(0.26)	(0.19)	(0.27)	(0.30)
—		(0.00	)DE	—	—	—	—

(0.07)		(0.30)		(0.26)	(0.19)	(0.27)	(0.30)

$18.30		$16.82		$16.88	$15.00	$12.06	$19.60

9.17	%C	1.44%		14.43%	26.26%	(37.35)%	4.88%

$18,469		$16,154		$17,707	$22,261	$12,915	$18,430

1.50%		1.44%		1.42%	2.01%	1.73%	1.38%
0.61%		0.64%		0.60%	0.60%	0.62%	0.63%

American Beacon Small Cap Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30, 2012		Year Ended December 31,
			2011		2010		2009		2008		2007
	(unaudited)
Net asset value, beginning of period	$11.86		$12.64		$10.06		$8.00		$13.51		$14.89

Income from investment operations:
Net investment incomeA	0.18		0.19		0.13		0.10		0.18		0.32
Net gain (loss) from investments and futures transactions (both realized and unrealized)	0.85		(0.76)		2.59		2.08		(4.78)		(0.53)

Total income (loss) from investment operations	1.03		(0.57)		2.72		2.18		(4.60)		(0.21)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.13)		(0.11)		(0.17)		(0.31)
Distributions from net realized gains on investments	—		—		—		—		(0.61)		(0.80)
Tax return of capital	—		(0.00	)BE	(0.01	)B	(0.01	)B	(0.13	)B	(0.06	)B

Total distributions	—		(0.21)		(0.14)		(0.12)		(0.91)		(1.17)

Net asset value, end of period	$12.89		$11.86		$12.64		$10.06		$8.00		$13.51

Total return C	8.68	%D	(4.54)%		27.05%		27.21%		(33.58)%		(1.63)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$61,689		$43,157		$93,138		$39,958		$31,552		$52,325
Ratios to average net assets (annualized):A
Net investment income	1.27%		1.04%		1.21%		1.18%		1.54%		1.49%
Expenses, including expenses allocated from the master portfolio	0.20%		0.26%		0.18%		0.23%		0.20%		0.20%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.
B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.
C

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Amount represents less than $0.01 per share.

American Beacon International Equity Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$8.36		$9.87	$9.38	$7.46	$13.37	$12.76

Income from investment operations:
Net investment incomeA	0.19		0.29	0.22	0.21	0.39	0.51
Net gain (loss) from investments, foreign currency and futures transactions (both realized and unrealized)	0.11		(1.51)	0.49	1.93	(6.00)	0.86

Total income (loss) from investment operations	0.30		(1.22)	0.71	2.14	(5.61)	1.37

Less distributions:
Dividends from net investment income	—		(0.29)	(0.22)	(0.22)	(0.30)	(0.53)
Distributions from net realized gains on investments	—		—	—	—	—	(0.22)
Tax return of capital	—		—	—	—	—	(0.01	)B

Total distributions	—		(0.29)	(0.22)	(0.22)	(0.30)	(0.76)

Net asset value, end of period	$8.66		$8.36	$9.87	$9.38	$7.46	$13.37

Total return C	3.84	%D	(12.29)%	7.57%	28.72%	(41.85)%	10.68%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$340,983		$321,592	$326,055	$280,110	$185,860	$267,293
Ratios to average net assets (annualized):A
Net investment income	4.59%		3.26%	2.66%	2.66%	3.58%	2.96%
Expenses, including expenses allocated from the master portfolio	0.24%		0.24%	0.21%	0.23%	0.19%	0.19%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.
B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.
C

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.

American Beacon FundsSM

Disclosure Regarding the Board of Trustees’ Approval of the

Management Agreements of the Funds (Unaudited)

At its May 9, 2012 meeting, the Board of Trustees (“Board”) considered the renewal of the existing Management Agreement (the “Agreement”) between American Beacon Advisors, Inc. (the “Manager”) and the American Beacon Funds (“Beacon Trust”) on behalf of each of their series (collectively, the “Funds”). In preparation for the Board’s consideration to renew the Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”).

The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 4, 2012 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

In connection with the Board’s consideration of the Management Agreement, the Trustees received and evaluated such information as they deemed necessary. The materials requested by the Board included, among other information, the following:

•

a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the Manager’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•

a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•

a comparison of the performance of that portion of Fund assets managed or to be managed by the Manager with the performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager’s performance was materially below that of the peer group;

•

any actual or anticipated economies of scale in relation to the services the Manager provides or will provide to each Fund and whether the current fee rates charged or to be charged to each Fund reflects these economies of scale for the benefit of the Fund’s investors;

•

an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee schedule, if applicable, and the effect of any fee waivers;

•	a copy of the Manager’s proxy voting policies and procedures and, if applicable, the name of the third party voting service used by the Manager;

•	an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

•	confirmation that the Manager’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•

a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the Manager’s involvement in other activities;

•

a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•

a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the Manager’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation;

•	a description of the Manager’s use of derivatives, short sells, leveraged trading strategies or other similar trading strategies for the Funds;

•	a discussion regarding the Manager’s participation in third-party and proprietary “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions;

•	a discussion of the Manager’s methodology for obtaining best execution, including any plans to improve the quality of execution in the upcoming year, and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the Manager has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the Manager’s criteria for assessing counterparties and counterparty risk to the extent the Manager enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the Manager;

•	a discussion of whether the Manager utilizes “commission recapture” or “directed brokerage” arrangements for the benefit of the Funds or “step-out” transactions;

•	a discussion of whether the Manager receives, or anticipates receiving, other compensation, including any payment for order flow or ECN liquidity rebates with respect to the Funds;

American Beacon FundsSM

Disclosure Regarding the Board of Trustees’ Approval of the

Management Agreements of the Funds (Unaudited)

•	a certification by the Manager regarding the reasonable design of its compliance program;

•	a summary of the results of the Manager’s most recent annual review of its compliance program;

•

information regarding the Manager’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the Manager;

•	a description of the Manager’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the Manager’s controlling persons; and

•	verification of the Manager’s insurance coverage with regards to the services provided to the Funds.

In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

•

a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, each Fund versus the respective peer group average;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.

In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fee rate versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 4, 2012 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 9, 2012 meeting at which the Board considered the renewal of the Management Agreement.

The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of the Management Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement

In determining whether to renew the Management Agreement on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds was considered at the May 9, 2012 meeting, the Board considered each Fund’s investment management relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the Manager’s commitment to enhance the Funds’ product line and increase assets in the Funds; the Manager’s high quality of services; the Manager’s commitment to training employees; and the Manager’s efforts to retain key employees and maintain staff levels.

Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the

American Beacon FundsSM

Disclosure Regarding the Board of Trustees’ Approval of the

Management Agreements of the Funds (Unaudited)

performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an aggregate level for all Funds and at an individual Fund level, with some Funds being profitable for the Manager and with the Manager sustaining losses with respect to other Funds. The Board also considered that the Management Agreement for the Beacon Trust stipulates that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. The Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.

Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager.

In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2011.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made versus each Fund’s Lipper peer universe median and/or benchmark index. References to the Lipper expense universe below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper. In reviewing the performance, the Trustees viewed longer-term performance over five years or longer as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events that do not reflect manager skill.

Additional Considerations and Conclusions with Respect to the American Beacon International Equity Index Fund

In considering the renewal of the Management Agreement for the American Beacon International Equity Index Fund, the Trustees considered the following additional factors: (1) the American Beacon International Equity Index Fund’s master portfolio outperformed the peer universe median for the one- and three-year periods ended March 31, 2012, but underperformed for the five-year period; and (2) the Fund’s expense ratio was ranked better than the median of its Lipper expense universe.

Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the American Beacon International Equity Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the American Beacon International Equity Index Fund.

Additional Considerations and Conclusions with Respect to the American Beacon S&P 500 Index Fund

In considering the renewal of the Management Agreement for the American Beacon S&P 500 Index Fund, the Trustees considered the following additional factors: (1) the American Beacon S&P 500 Index Fund’s master portfolio outperformed the peer universe median

American Beacon FundsSM

Disclosure Regarding the Board of Trustees’ Approval of the

Management Agreements of the Funds (Unaudited)

for the one-, three- and five-year periods ended March 31, 2012; and (2) the Fund’s actual total expense ratio ranked better than the median of its Lipper expense group.

Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the American Beacon S&P 500 Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the American Beacon S&P 500 Index Fund.

Additional Considerations and Conclusions with Respect to the American Beacon Small Cap Index Fund

In considering the renewal of the Management Agreement for the American Beacon Small Cap Index Fund, the Trustees considered the following additional factors: (1) the American Beacon Small Cap Index Fund’s master portfolio outperformed the peer universe median for the three-year period ended March 31, 2012, but underperformed the peer universe median for the one- and five-year periods; and (2) the Fund’s expense ratio ranked better than the median of its Lipper expense universe.

Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the American Beacon Small Cap Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the American Beacon Small Cap Index Fund.

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – 98.2%
Consumer Discretionary – 11.3%
Abercrombie & Fitch Co. Class A	13,046	$445
Amazon.com, Inc.(a)	53,692	12,261
Apollo Group, Inc. Class A(a)	18,029	652
AutoNation, Inc.(a)	6,363	224
AutoZone, Inc.(a)	4,064	1,492
Bed Bath & Beyond, Inc.(a)	34,645	2,141
Best Buy Co., Inc.	42,119	883
Big Lots, Inc.(a)	9,227	376
BorgWarner, Inc.(a)	17,100	1,122
Cablevision Systems Corp.	35,600	473
CarMax, Inc.(a)	34,000	882
Carnival Corp.	66,350	2,274
CBS Corp. Class B	95,203	3,121
Chipotle Mexican Grill, Inc.(a)	4,700	1,786
Coach, Inc.	42,328	2,475
Comcast Corp. Class A	401,848	12,847
D.R. Horton, Inc.	40,376	742
Darden Restaurants, Inc.	18,088	916
DeVry, Inc.	10,400	322
Direct TV. Class A(a)	95,977	4,686
Discovery Communications, Inc. Class A(a)	37,100	2,003
Dollar Tree, Inc.(a)	34,600	1,861
eBay, Inc.(a)	171,103	7,188
Expedia, Inc.	14,357	690
Family Dollar Stores, Inc.	16,858	1,121
Ford Motor Co.	563,998	5,409
Fossil, Inc.(a)	7,800	597
GameStop Corp. Class A	19,500	358
Gannett Co., Inc.	33,574	495
Gap, Inc.	47,898	1,310
Genuine Parts Co.	23,809	1,434
Goodyear Tire & Rubber Co.(a)	34,957	413
H&R Block, Inc.	47,115	753
Harley-Davidson, Inc.	33,101	1,514
Harman International Industries, Inc.	9,721	385
Hasbro, Inc.	17,825	604
Home Depot, Inc.	227,512	12,056
Host Hotels & Resorts, Inc.	101,921	1,612
International Game Technology	47,919	755
Interpublic Group of Cos., Inc.	71,894	780
JC Penney Co., Inc.	21,810	508
Johnson Controls, Inc.	100,686	2,790
Kohl’s Corp.	36,633	1,666
Lennar Corp. Class A	25,931	802
Limited Brands, Inc.	35,867	1,525
Lowe’s Cos., Inc.	174,862	4,973
Macy’s, Inc.	59,723	2,051
Marriott International, Inc. Class A	40,450	1,586
Mattel, Inc.	50,676	1,644
McDonald’s Corp.	151,425	13,406
McGraw-Hill Cos., Inc.	40,666	1,830
NetFlix, Inc.(a)	8,000	548
Newell Rubbermaid, Inc.	42,693	774
News Corp. Class A	309,909	6,908
NIKE, Inc. Class B	53,852	4,727
Nordstrom, Inc.	24,133	1,199
O’Reilly Automotive, Inc.(a)	19,400	1,625

	Shares	Market Value (000)
Omnicom Group, Inc.	41,641	$2,024
Priceline.com, Inc.(a)	7,390	4,911
PulteGroup, Inc.(a)	54,705	585
Ralph Lauren Corp.	9,815	1,375
Ross Stores, Inc.	34,500	2,155
Scripps Networks Interactive, Inc. Class A	13,135	747
Sears Holdings Corp.(a)	5,374	321
Snap-on, Inc.	9,212	573
Stanley Black & Decker, Inc.	25,407	1,635
Staples, Inc.	101,833	1,329
Starbucks Corp.	112,861	6,018
Starwood Hotels & Resorts Worldwide, Inc.	29,347	1,557
Target Corp.	97,116	5,651
Tiffany & Co.	19,880	1,053
Time Warner Cable, Inc.	46,871	3,848
Time Warner, Inc.	144,391	5,559
TJX Cos., Inc.	111,812	4,800
TripAdvisor, Inc.(a)	14,357	642
Urban Outfitters, Inc.(a)	18,300	505
V.F. Corp.	12,793	1,707
Viacom, Inc. Class B	77,222	3,631
Walt Disney Co.	264,545	12,830
Washington Post Co. Class B	660	247
Whirlpool Corp.	11,361	695
Wyndham Worldwide Corp.	22,699	1,197
Wynn Resorts, Ltd.	11,500	1,193
Yum! Brands, Inc.	67,892	4,374

		211,182

Consumer Staples – 10.9%
Altria Group, Inc.	301,599	10,420
Archer-Daniels-Midland Co.	98,724	2,914
Avon Products, Inc.	67,660	1,097
Beam, Inc.	23,345	1,459
Brown-Forman Corp. Class B	14,255	1,381
Campbell Soup Co.	26,665	890
Clorox Co.	18,643	1,351
Coca-Cola Co.	335,011	26,195
Coca-Cola Enterprises, Inc.	46,401	1,301
Colgate-Palmolive Co.	70,501	7,339
ConAgra Foods, Inc.	59,575	1,545
Constellation Brands, Inc. Class A(a)	23,026	623
Costco Wholesale Corp.	64,789	6,155
CVS Caremark Corp.	188,932	8,829
Dean Foods Co.(a)	23,558	401
Dr Pepper Snapple Group, Inc.	32,000	1,400
Estee Lauder Cos., Inc. Class A	33,704	1,824
General Mills, Inc.	95,264	3,671
H.J. Heinz Co.	48,169	2,619
Hormel Foods Corp.	21,200	645
Kellogg Co.	37,035	1,827
Kimberly-Clark Corp.	58,500	4,901
Kraft Foods, Inc. Class A	260,709	10,069
Kroger Co.	83,976	1,947
Lorillard, Inc.	19,461	2,568
McCormick & Co., Inc.	20,753	1,259
Molson Coors Brewing Co. Class B	22,062	918
Monster Beverage Corp.(a)	22,700	1,616

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Consumer Staples – (continued)
PepsiCo, Inc.	231,254	$16,340
Philip Morris International, Inc.	252,399	22,024
Procter & Gamble Co.	407,719	24,973
Reynolds American, Inc.	49,574	2,224
Safeway, Inc.	37,164	675
Sysco Corp.	85,409	2,546
The Hershey Co.	21,782	1,569
The J.M. Smucker Co.	16,460	1,243
Tyson Foods, Inc. Class A	44,235	833
Wal-Mart Stores, Inc.	256,502	17,883
Walgreen Co.	127,618	3,775
Whole Foods Market, Inc.	23,733	2,262

		203,511

Energy – 10.6%
Alpha Natural Resources, Inc.(a)	35,600	310
Anadarko Petroleum Corp.	73,726	4,881
Apache Corp.	57,225	5,029
Baker Hughes, Inc.	64,573	2,654
Cabot Oil & Gas Corp.	32,600	1,284
Cameron International Corp.(a)	36,000	1,538
Chesapeake Energy Corp.	97,082	1,806
Chevron Corp.(b)	292,746	30,885
ConocoPhillips	188,730	10,546
Consol Energy, Inc.	34,973	1,058
Denbury Resources, Inc.(a)	61,500	929
Devon Energy Corp.	59,651	3,459
Diamond Offshore Drilling, Inc.	10,200	603
EOG Resources, Inc.	39,917	3,597
EQT Corp.	23,300	1,250
ExxonMobil Corp.(b)	693,147	59,313
FMC Technologies, Inc.(a)	36,600	1,436
Halliburton Co.	138,234	3,924
Helmerich & Payne, Inc.	16,300	709
Hess Corp.	45,201	1,964
Kinder Morgan, Inc.	75,026	2,417
Marathon Oil Corp.	101,977	2,608
Marathon Petroleum Corp.	52,388	2,353
Murphy Oil Corp.	29,741	1,496
Nabors Industries, Ltd.(a)	42,504	612
National Oilwell Varco, Inc.	62,457	4,025
Newfield Exploration Co.(a)	20,600	604
Noble Corp.(a)	39,400	1,282
Noble Energy, Inc.	26,610	2,257
Occidental Petroleum Corp.	119,644	10,262
Peabody Energy Corp.	39,324	964
Phillips 66(a)	92,965	3,090
Pioneer Natural Resources Co.	18,100	1,597
QEP Resources, Inc.	27,068	811
Range Resources Corp.	23,400	1,448
Rowan Cos. PLC Class A(a)	19,620	634
Schlumberger, Ltd.	198,158	12,862
Southwestern Energy Co.(a)	50,800	1,622
Spectra Energy Corp.	97,598	2,836
Sunoco, Inc.	17,184	816
Tesoro Corp.(a)	20,765	518
Valero Energy Corp.	84,209	2,034
Williams Cos., Inc.	88,668	2,555

	Shares	Market Value (000)
WPX Energy, Inc.(a)	30,856	$499

		197,377

Financials – 14.9%
ACE, Ltd.	50,500	3,744
AFLAC, Inc.	67,790	2,887
Allstate Corp.	72,806	2,555
American Express Co.	147,564	8,590
American International Group, Inc.(a)	96,333	3,091
American Tower Corp. REIT	58,200	4,069
Ameriprise Financial, Inc.	34,007	1,777
Aon PLC	48,947	2,290
Apartment Investment & Management Co. Class A	17,052	461
Assurant, Inc.	14,131	492
AvalonBay Communities, Inc.	13,898	1,966
Bank of America Corp.	1,599,671	13,085
Bank of New York Mellon Corp.	177,785	3,902
BB&T Corp.	105,170	3,245
Berkshire Hathaway, Inc. Class B(a)	260,103	21,674
BlackRock, Inc.	19,234	3,266
Boston Properties, Inc.	21,667	2,348
Capital One Financial Corp.	83,063	4,540
CBRE Group, Inc.(a)	49,575	811
Charles Schwab Corp.	158,493	2,049
Chubb Corp.	39,975	2,911
Cincinnati Financial Corp.	25,114	956
Citigroup, Inc.	436,520	11,965
CME Group, Inc.	10,091	2,706
Comerica, Inc.	28,944	889
DDR Corp. REIT	1,532	22
Discover Financial Services	76,705	2,653
E*Trade Financial Corp.(a)	35,531	286
Equity Residential	44,057	2,747
Federated Investors, Inc. Class B	14,870	325
Fifth Third Bancorp	133,016	1,782
First Horizon National Corp.	31,455	272
Franklin Resources, Inc.	21,480	2,384
Genworth Financial, Inc. Class A(a)	72,151	408
Goldman Sachs Group, Inc.	72,734	6,972
Hartford Financial Services Group, Inc.	62,497	1,102
HCP, Inc.	60,000	2,649
Health Care REIT, Inc.	31,500	1,836
Hudson City Bancorp, Inc.	76,692	489
Huntington Bancshares, Inc.	127,456	816
IntercontinentalExchange, Inc.(a)	11,180	1,520
Invesco, Ltd.	68,200	1,541
J.P. Morgan Chase & Co.	564,515	20,170
KeyCorp	132,775	1,028
Kimco Realty Corp.	62,669	1,193
Legg Mason, Inc.	18,042	476
Leucadia National Corp.	29,736	633
Lincoln National Corp.	42,592	932
Loews Corp.	45,931	1,879
M & T Bank Corp.	18,937	1,564
Marsh & McLennan Cos., Inc.	81,553	2,628
Mastercard, Inc. Class A	15,900	6,839
MetLife, Inc.	156,896	4,840
Moody’s Corp.	30,266	1,106
Morgan Stanley	228,230	3,330

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Financials – (continued)
NASDAQ OMX Group, Inc.	18,400	$417
Northern Trust Corp.	35,806	1,648
NYSE Euronext	40,200	1,028
Paychex, Inc.	46,338	1,456
People’s United Financial, Inc.	57,000	662
PNC Financial Services Group, Inc.	79,017	4,829
Principal Financial Group, Inc.	45,291	1,188
Progressive Corp.	92,901	1,935
ProLogis, Inc.	68,799	2,286
Prudential Financial, Inc.	69,239	3,353
Public Storage, Inc.	21,387	3,089
Regions Financial Corp.	201,489	1,360
Simon Property Group, Inc.	45,015	7,007
SLM Corp.	68,754	1,080
State Street Corp.(c)	71,725	3,202
SunTrust Banks, Inc.	77,618	1,881
T. Rowe Price Group, Inc.	38,275	2,410
Torchmark Corp.	14,931	755
Total System Services, Inc.	21,275	509
Travelers Cos., Inc.	58,204	3,716
U.S. Bancorp	279,252	8,981
Unum Group	41,829	800
Ventas, Inc.	42,400	2,676
Visa, Inc. Class A	73,300	9,062
Vornado Realty Trust	27,714	2,327
Wells Fargo & Co.	789,749	26,409
Western Union Co.	93,285	1,571
XL Group PLC	44,468	936
Zions Bancorp.	30,453	591

		277,855

Health Care – 11.6%
Abbott Laboratories	232,306	14,977
Aetna, Inc.	51,350	1,991
Alexion Pharmaceuticals, Inc.(a)	27,900	2,771
Allergan, Inc.	45,192	4,183
AmerisourceBergen Corp.	38,686	1,522
Amgen, Inc.	115,545	8,439
Baxter International, Inc.	80,661	4,287
Becton Dickinson and Co.	30,697	2,295
Biogen Idec, Inc.(a)	34,931	5,043
Boston Scientific Corp.(a)	219,034	1,242
Bristol-Myers Squibb Co.	248,616	8,938
C.R. Bard, Inc.	12,097	1,300
Cardinal Health, Inc.	50,757	2,132
CareFusion Corp.(a)	33,878	870
Celgene Corp.(a)	66,018	4,236
Cerner Corp.(a)	21,200	1,752
CIGNA Corp.	43,496	1,914
Coventry Health Care, Inc.	21,903	696
Covidien PLC	72,400	3,873
DaVita, Inc.(a)	14,600	1,434
Dentsply International, Inc.	20,800	786
Edwards Lifesciences Corp.(a)	17,800	1,839
Eli Lilly & Co.	152,275	6,534
Express Scripts Holding Co.(a)	119,214	6,656
Forest Laboratories, Inc.(a)	39,802	1,393
Gilead Sciences, Inc.(a)	113,499	5,820

	Shares	Market Value (000)
Hospira, Inc.(a)	25,303	$885
Humana, Inc.	24,707	1,913
Intuitive Surgical, Inc.(a)	5,800	3,212
Johnson & Johnson	406,349	27,453
Laboratory Corp. of America Holdings(a)	14,322	1,326
Life Technologies Corp.(a)	27,887	1,255
McKesson Corp.	34,355	3,221
Mead Johnson Nutrition Co.	29,418	2,368
Medtronic, Inc.	153,878	5,960
Merck & Co., Inc.	452,870	18,907
Mylan, Inc.(a)	63,309	1,353
Patterson Cos., Inc.	12,894	444
Perrigo Co.	13,400	1,580
Pfizer, Inc.	1,108,511	25,496
Quest Diagnostics, Inc.	24,000	1,438
St. Jude Medical, Inc.	47,926	1,913
Stryker Corp.	49,289	2,716
Tenet Healthcare Corp.(a)	73,370	384
UnitedHealth Group, Inc.	152,996	8,950
Varian Medical Systems, Inc.(a)	16,160	982
Watson Pharmaceuticals, Inc.(a)	19,646	1,454
WellPoint, Inc.	49,138	3,135
Zimmer Holdings, Inc.	26,652	1,715

		214,983

Industrials – 10.4%
3M Co.	102,972	9,226
Amphenol Corp. Class A	24,600	1,351
Avery Dennison Corp.	15,388	421
Boeing Co.	110,888	8,239
Caterpillar, Inc.	96,779	8,218
CH Robinson Worldwide, Inc.	23,961	1,402
Cintas Corp.	17,588	679
Cooper Industries PLC	22,900	1,561
CSX Corp.	153,214	3,426
Cummins, Inc.	28,058	2,719
Danaher Corp.	84,672	4,410
Deere & Co.	59,237	4,791
Dover Corp.	28,195	1,512
Eaton Corp.	49,190	1,949
Emerson Electric Co.	109,448	5,098
Equifax, Inc.	17,983	838
Expeditors International Washington, Inc.	30,720	1,190
Fastenal Co.	43,400	1,750
FedEx Corp.	47,100	4,315
First Solar, Inc.(a)	8,070	122
Flir Systems, Inc.	23,500	458
Flowserve Corp.	8,400	964
Fluor Corp.	25,160	1,241
Fortune Brands Home & Security, Inc.(a)	1,145	26
General Dynamics Corp.	53,861	3,553
General Electric Co.	1,566,733	32,651
Goodrich Corp.	18,845	2,391
Honeywell International, Inc.	115,581	6,454
Illinois Tool Works, Inc.	69,871	3,696
Ingersoll-Rand PLC	43,200	1,822
Iron Mountain, Inc.	23,600	778

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Industrials – (continued)
Jacobs Engineering Group, Inc.(a)	20,400	$772
Joy Global, Inc.	15,000	851
L-3 Communications Holdings, Inc.	14,003	1,036
Leggett & Platt, Inc.	20,398	431
Lockheed Martin Corp.	38,852	3,383
Masco Corp.	57,123	792
Norfolk Southern Corp.	49,255	3,535
Northrop Grumman Corp.	37,911	2,418
PACCAR, Inc.	54,074	2,119
Pall Corp.	17,409	954
Parker Hannifin Corp.	22,703	1,745
Pitney Bowes, Inc.	29,727	445
Precision Castparts Corp.	21,407	3,521
Quanta Services, Inc.(a)	31,200	751
R.R. Donnelley & Sons Co.	29,609	349
Raytheon Co.	48,482	2,744
Republic Services, Inc.	45,703	1,209
Robert Half International, Inc.	18,840	538
Rockwell Automation, Inc.	20,505	1,355
Rockwell Collins, Inc.	22,531	1,112
Roper Industries, Inc.	15,000	1,479
Ryder System, Inc.	7,921	285
Southwest Airlines Co.	115,986	1,069
Stericycle, Inc.(a)	12,900	1,183
Textron, Inc.	40,939	1,018
Thermo Fisher Scientific, Inc.	53,924	2,799
Tyco International, Ltd.	68,400	3,615
Union Pacific Corp.	70,668	8,431
United Parcel Service, Inc. Class B	142,346	11,211
United Technologies Corp.	134,178	10,135
W.W. Grainger, Inc.	9,169	1,754
Waste Management, Inc.	69,639	2,326
Xylem, Inc.	28,692	722

		193,338

Information Technology – 18.1%
Accenture PLC Class A	97,000	5,829
Adobe Systems, Inc.(a)	74,357	2,407
Advanced Micro Devices, Inc.(a)	84,086	482
Agilent Technologies, Inc.	52,168	2,047
Akamai Technologies, Inc.(a)	27,324	868
Altera Corp.	46,954	1,589
Analog Devices, Inc.	44,869	1,690
AOL, Inc.(a)(d)	1	–
Apple, Inc.(a)	138,584	80,933
Applied Materials, Inc.	192,207	2,203
Autodesk, Inc.(a)	32,776	1,147
Automatic Data Processing, Inc.	72,417	4,031
BMC Software, Inc.(a)	23,221	991
Broadcom Corp. Class A(a)	71,559	2,419
CA, Inc.	52,999	1,436
Cisco Systems, Inc.	795,419	13,657
Citrix Systems, Inc.(a)	28,167	2,364
Cognizant Technology Solutions Corp. Class A(a)	45,884	2,753
Computer Sciences Corp.	23,144	574
Corning, Inc.	230,376	2,979
Dell, Inc.(a)	216,150	2,706

	Shares	Market Value (000)
Dun & Bradstreet Corp.	7,100	$505
Electronic Arts, Inc.(a)	50,400	622
EMC Corp.(a)	302,084	7,742
F5 Networks, Inc.(a)	12,200	1,215
Fidelity National Information Services, Inc.	33,577	1,144
Fiserv, Inc.(a)	21,052	1,520
Google, Inc. Class A(a)	37,490	21,747
Harris Corp.	15,800	661
Hewlett-Packard Co.	290,416	5,840
Intel Corp.	743,456	19,813
International Business Machines Corp.	170,842	33,413
Intuit, Inc.	43,763	2,597
Jabil Circuit, Inc.	27,551	560
Juniper Networks, Inc.(a)	78,593	1,282
KLA-Tencor Corp.	25,205	1,241
Lam Research Corp.(a)	29,758	1,123
Lexmark International, Inc. Class A	10,042	267
Linear Technology Corp.	35,263	1,105
LSI Corp.(a)	89,162	568
Microchip Technology, Inc.	29,389	972
Micron Technology, Inc.(a)	147,162	929
Microsoft Corp.(b)	1,105,935	33,831
Molex, Inc.	19,805	474
Motorola Solutions, Inc.	43,652	2,100
NetApp, Inc.(a)	54,057	1,720
NVIDIA Corp.(a)	93,456	1,292
Oracle Corp.	573,762	17,041
PerkinElmer, Inc.	15,618	403
QUALCOMM, Inc.	254,811	14,188
Red Hat, Inc.(a)	27,500	1,553
SAIC, Inc.	42,900	520
Salesforce.com, Inc.(a)	20,100	2,779
SanDisk Corp.(a)	35,067	1,279
Seagate Technology PLC	56,100	1,387
Symantec Corp.(a)	110,863	1,620
TE Connectivity, Ltd.	64,000	2,042
Teradata Corp.(a)	24,120	1,737
Teradyne, Inc.(a)	28,149	396
Texas Instruments, Inc.	169,599	4,866
VeriSign, Inc.(a)	22,021	959
Waters Corp.(a)	13,765	1,094
Western Digital Corp.(a)	35,600	1,085
Xerox Corp.	191,401	1,506
Xilinx, Inc.	39,402	1,323
Yahoo!, Inc.(a)	182,919	2,896

		336,062

Materials – 3.5%
Air Products & Chemicals, Inc.	31,909	2,576
Airgas, Inc.	10,400	874
Alcoa, Inc.	155,249	1,358
Allegheny Technologies, Inc.	17,228	549
Ball Corp.	22,024	904
Bemis Co., Inc.	14,462	453
CF Industries Holdings, Inc.	9,850	1,908
Cliffs Natural Resources, Inc.	22,200	1,094
Dow Chemical Co.	175,728	5,535
E.I. du Pont de Nemours & Co.	137,012	6,929

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Materials – (continued)
Eastman Chemical Co.	20,708	$1,043
Ecolab, Inc.	42,866	2,938
FMC Corp.	21,400	1,145
Freeport-McMoRan Copper & Gold, Inc. Class B	141,104	4,807
International Flavors & Fragrances, Inc.	13,031	714
International Paper Co.	64,111	1,853
MeadWestvaco Corp.	26,720	768
Monsanto Co.	79,455	6,577
Mosaic Co.	43,800	2,399
Newmont Mining Corp.	72,206	3,503
Nucor Corp.	46,454	1,761
Owens-Illinois, Inc.(a)	24,000	460
Plum Creek Timber Co., Inc.	25,311	1,005
PPG Industries, Inc.	21,971	2,332
Praxair, Inc.	44,511	4,840
Sealed Air Corp.	28,792	445
Sherwin-Williams Co.	12,896	1,707
Sigma-Aldrich Corp.	17,234	1,274
Titanium Metals Corp.	10,800	122
United States Steel Corp.	21,478	442
Vulcan Materials Co.	18,961	753
Weyerhaeuser Co.	77,174	1,726

		64,794

Telecommunication Services – 3.2%
AT&T, Inc.	871,350	31,072
CenturyLink, Inc.	91,465	3,612
Crown Castle International Corp.(a)	37,300	2,188
Frontier Communications Corp.	147,244	564
JDS Uniphase Corp.(a)	32,523	358
MetroPCS Communications, Inc.(a)	41,500	251
Sprint Nextel Corp.(a)	426,865	1,392
Verizon Communications, Inc.	419,266	18,632
Windstream Corp.	87,813	848

		58,917

Utilities — 3.7%
AES Corp.(a)	93,395	1,198
AGL Resources, Inc.	18,100	701
Ameren Corp.	37,560	1,260
American Electric Power Co., Inc.	70,752	2,823
CenterPoint Energy, Inc.	66,311	1,371
CMS Energy Corp.	37,956	892
Consolidated Edison, Inc.	43,152	2,684
Dominion Resources, Inc.	84,562	4,566
DTE Energy Co.	24,384	1,447
Duke Energy Corp.	197,720	4,559
Edison International	47,819	2,209
Entergy Corp.	25,698	1,745
Exelon Corp.	127,443	4,794
FirstEnergy Corp.	62,922	3,095
Integrys Energy Group, Inc.	11,616	661
NextEra Energy, Inc.	62,621	4,309
NiSource, Inc.	41,982	1,039
Northeast Utilities	47,260	1,834
NRG Energy, Inc.(a)	36,700	637

	Shares	Market Value (000)
Oneok, Inc.	32,200	$1,362
Pepco Holdings, Inc.	34,700	679
PG&E Corp.	61,726	2,794
Pinnacle West Capital Corp.	16,160	836
PPL Corp.	83,675	2,327
Progress Energy, Inc.	43,381	2,610
Public Service Enterprise Group, Inc.	74,324	2,416
SCANA Corp.	17,700	847
Sempra Energy	35,186	2,424
Southern Co.	129,843	6,012
TECO Energy, Inc.	34,951	631
Wisconsin Energy Corp.	35,200	1,393
Xcel Energy, Inc.	70,951	2,016

		68,171

TOTAL COMMON STOCKS (Cost $1,062,051)		1,826,190

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(e)(f) 0.09% due 07/12/12	$400,000	400
U.S. Treasury Bill(b)(e)(f) 0.07% due 08/09/12	360,000	360
U.S. Treasury Bill(b)(e)(f) 0.08% due 09/06/12	1,465,000	1,465

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,225)		2,225

	Shares
MONEY MARKET FUND – 1.6%
State Street Institutional Liquid Reserves Fund 0.20%(c)(g)	28,891,243	28,891

TOTAL MONEY MARKET FUND (Cost $28,891)		28,891

TOTAL INVESTMENTS(h) – 99.9% (Cost $1,093,167)		1,857,306
Other Assets in Excess of Liabilities – 0.1%		1,875

NET ASSETS – 100.0%		$1,859,181

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)

Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)

(g)	The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

PLC	= Public Limited Company

REIT	= Real Estate Investment Trust

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 09/2012	488	$31,893	$1,203

Total unrealized appreciation on open futures contracts purchased			$1,203

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending June 30, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the six months ended 6/30/12	Shares sold for the six months ended 6/30/12	Number of shares held at 6/30/12	Value at 6/30/12 (000)	Income earned for the six months ended 6/30/12 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	–	7,500	71,725	$3,202	$35	$(13)

State Street Institutional Liquid Reserves	–	79,493,508	50,602,265	28,891,243	28,891	11	–

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,061,932)	$1,825,213
Investments in non-controlled affiliates at market value (identified cost $31,235) (Note 4)	32,093

Total investments at market value (identified cost $1,093,167)	1,857,306
Receivable for investment securities sold	1,602
Receivable for fund shares sold	62
Daily variation margin on futures contracts	830
Dividends and interest receivable	2,375

Total assets	1,862,175
Liabilities
Investment securities purchased	2,945
Management fees (Note 4)	49

Total liabilities	2,994

Net Assets	$1,859,181

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

(Amounts in thousands)

Investment Income
Interest	$26
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $28)	19,797
Dividend income – non-controlled affiliated issuer	46

Total investment income	19,869

Expenses
Management fees (Note 4)	422

Total expenses	422

Net Investment Income	$19,447

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	$43,150
Investments – non-controlled affiliated issuer	(13)
Futures contracts	1,888

45,025
Net change in net unrealized appreciation (depreciation) on:
Investments	101,594
Futures contracts	1,064

102,658

Net realized and unrealized gain	147,683

Net Increase in Net Assets Resulting from Operations	$167,130

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$19,447	$38,015
Net realized gain on investments and futures contracts	45,025	68,236
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	102,658	(60,650)

Net increase in net assets from operations	167,130	45,601

Capital Transactions
Contributions	65,969	279,791
Withdrawals	(199,446)	(598,001)

Net decrease in net assets from capital transactions	(133,477)	(318,210)

Net Increase (Decrease) in Net Assets	33,653	(272,609)
Net Assets
Beginning of period	1,825,528	2,098,137

End of period	$1,859,181	$1,825,528

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	1,859,181		1,825,528	2,098,137	1,893,386	1,522,208	2,422,377
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.07	%*	2.04%	1.99%	2.28%	2.30%	1.96%
Portfolio turnover rate(a)	2	%**	15%	12%	19%	14%	12%
Total return(b)	9.49	%**	2.03%	15.08%	26.50%	(37.02)%	5.49%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past perfomance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2012, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$1,826,190	$–	$–	$1,826,190
U.S. Government Securities	–	2,225	–	2,225
Money Market Fund	28,891	–	–	28,891

Total Investments	1,855,081	2,225	–	1,857,306
Other Assets:
Futures contracts	1,203	–	–	1,203

Total Assets	$1,856,284	$2,225	$–	$1,858,509

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the six months ended June 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2012, the book cost of investments was $1,093,167,112 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $820,573,872 and $56,435,427 respectively, resulting in net appreciation of $764,138,445 for all securities.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2012:

Asset	Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,203	$1,203

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Realized	Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,888	$1,888

Change	in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,064	$1,064

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended June 30, 2012, was $39,404,891.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Securities Transactions

For the six months ended June 30, 2012, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $33,906,713 and $123,700,231, respectively.

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2012 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $5,000 for each meeting of the Board of Trustees and an additional $1,250 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $100,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Equity 500 Index Portfolio

General Information

June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Series Portfolio Information	Master Small Cap Index Series

As of June 30, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Pharmacyclics, Inc.	0.3%
Cepheid, Inc.	0.3
HMS Holdings Corp.	0.3
Questcor Pharmaceuticals, Inc.	0.3
Vivus, Inc.	0.3
athenahealth, Inc.	0.3
Woodward, Inc.	0.2
United Natural Foods, Inc.	0.2
Dril-Quip, Inc.	0.2
Hexcel Corp.	0.2

Sector Allocations	Percent of Long-Term Investments
Energy	19%
Information Technology	17
Industrials	15
Consumer Discretionary	14
Health Care	13
Financials	9
Materials	5
Consumer Staples	4
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

Master Small Cap Index Series (the “Series”) may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

42	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	9,611	$336,385
Constant Contact, Inc. (a)	11,041	197,413
Digital Domain Media Group, Inc. (a)(b)	3,914	24,502
Digital Generation, Inc. (a)	9,982	123,477
Harte-Hanks, Inc.	16,183	147,913
Marchex, Inc., Class B	8,461	30,544
MDC Partners, Inc., Class A	9,304	105,507
National CineMedia, Inc.	20,350	308,710
QuinStreet, Inc. (a)(b)	11,920	110,379
ReachLocal, Inc. (a)	3,732	41,052
Travelzoo, Inc. (a)	2,616	59,436
Valassis Communications, Inc. (a)(b)	15,548	338,169
ValueClick, Inc. (a)	29,362	481,243
Viad Corp.	7,369	147,380

		2,452,110

Aerospace — 1.3%
AAR Corp.	14,628	197,186
AeroVironment, Inc. (a)(b)	6,282	165,279
API Technologies Corp. (a)	11,670	42,946
Astronics Corp. (a)	3,820	107,877
Ceradyne, Inc.	8,816	226,130
CPI Aerostructures, Inc. (a)	2,027	22,297
Cubic Corp.	5,781	277,951
Curtiss-Wright Corp.	17,037	528,999
Esterline Technologies Corp. (a)	11,135	694,267
GenCorp, Inc. (a)(b)	21,687	141,182
Heico Corp.	19,138	756,334
Kaman Corp., Class A	9,581	296,436
Kratos Defense & Security Solutions, Inc. (a)	14,564	85,054
LMI Aerospace, Inc. (a)	3,269	56,815
Moog, Inc., Class A (a)	16,432	679,463
Orbital Sciences Corp. (a)(b)	21,399	276,475
SIFCO Industries, Inc.	896	20,590
Teledyne Technologies, Inc. (a)	13,355	823,336

		5,398,617

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,268	38,725
The Andersons, Inc.	6,756	288,211
Cadiz, Inc. (a)	4,686	33,786
Cal-Maine Foods, Inc.	5,254	205,431
Calavo Growers, Inc.	4,326	110,659
Fresh Del Monte Produce, Inc.	13,833	324,661
Limoneira Co.	2,964	48,076
Pilgrims Pride Corp. (a)	22,090	157,943
Sanderson Farms, Inc.	8,342	382,230
Seaboard Corp. (a)	111	236,761

		1,826,483

Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	19,325	100,490
Alaska Air Group, Inc. (a)	25,843	927,764
Allegiant Travel Co. (a)	5,443	379,268
Atlas Air Worldwide Holdings, Inc. (a)(b)	9,596	417,522
Bristow Group, Inc.	12,989	528,263
Hawaiian Holdings, Inc. (a)(b)	18,595	121,053
JetBlue Airways Corp. (a)	84,984	450,415
PHI, Inc. (a)	4,731	131,569
Republic Airways Holdings, Inc. (a)	17,614	97,758

Common Stocks	Shares	Value
Air Transport (concluded)
SkyWest, Inc.	18,526	$120,975
Spirit Airlines, Inc. (a)	15,168	295,169
US Airways Group, Inc. (a)	59,000	786,470

		4,356,716

Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)(b)	7,286	86,922
Amyris, Inc. (a)(b)	10,975	48,619
EnerNOC, Inc. (a)	8,784	63,596
Gevo, Inc. (a)	7,653	38,035
Green Plains Renewable Energy, Inc. (a)	9,012	56,235
Rex American Resources Corp. (a)	2,105	41,090
Solazyme, Inc. (a)(b)	11,962	166,272

		500,769

Aluminum — 0.1%
Century Aluminum Co. (a)	18,728	137,276
Kaiser Aluminum Corp.	6,996	362,673
Noranda Aluminum Holding Corp.	12,125	96,515

		596,464

Asset Management & Custodian — 1.0%
Apollo Investment Corp.	73,801	566,792
Arlington Asset Investment Corp.	3,045	66,107
Artio Global Investors, Inc.	11,319	39,616
Calamos Asset Management, Inc., Class A	7,024	80,425
Capital Southwest Corp.	1,077	110,759
CIFC Corp. (a)	2,391	17,622
Cohen & Steers, Inc.	6,723	232,011
Cowen Group, Inc., Class A (a)	31,730	84,402
Diamond Hill Investments Group, Inc.	975	76,333
Epoch Holding Corp.	5,819	132,557
Fifth Street Finance Corp.	30,024	299,639
Financial Engines, Inc. (a)	16,829	360,982
GAMCO Investors, Inc., Class A	2,341	103,917
Golub Capital BDC, Inc.	5,187	78,272
GSV Capital Corp. (a)	7,034	65,416
Harris & Harris Group, Inc. (a)(b)	11,222	42,644
Horizon Technology Finance Corp.	2,235	36,855
JMP Group, Inc.	5,900	36,462
KCAP Financial, Inc.	7,965	57,826
Manning & Napier, Inc.	4,960	70,581
MCG Capital Corp.	28,042	128,993
Medley Capital Corp.	6,259	75,358
MVC Capital, Inc.	8,725	112,989
National Financial Partners Corp. (a)	14,810	198,454
New Mountain Finance Corp.	3,094	43,904
NGP Capital Resources Co.	8,005	56,675
Oppenheimer Holdings, Inc.	3,687	57,960
Pzena Investment Management, Inc., Class A	3,623	16,050
Resource America, Inc., Class A	4,424	28,225
Solar Capital Ltd.	13,334	296,815
Solar Senior Capital Ltd.	3,424	57,865
TCP Capital Corp.	2,079	30,062
THL Credit, Inc.	4,344	58,514
TICC Capital Corp.	13,792	133,782
Virtus Investment Partners, Inc. (a)	2,208	178,848
Westwood Holdings Group, Inc.	2,414	89,946
WisdomTree Investments, Inc. (a)	21,294	139,901

		4,263,559

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Parts — 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	24,220	$254,068
Amerigon, Inc. (a)	10,721	123,185
Dana Holding Corp.	53,668	687,487
Dorman Products, Inc. (a)	8,899	223,276
Exide Technologies (a)	28,214	94,799
Federal-Mogul Corp., Class A (a)	6,679	73,469
Fuel Systems Solutions, Inc. (a)	5,348	89,258
Meritor, Inc. (a)	35,008	182,742
Standard Motor Products, Inc.	7,224	101,714
Stoneridge, Inc. (a)	10,283	70,027
Superior Industries International, Inc.	8,371	137,033
Tenneco, Inc. (a)(b)	22,049	591,354
Tower International, Inc. (a)	2,074	21,777
U.S. Auto Parts Network, Inc. (a)	5,484	22,923

		2,673,112

Auto Services — 0.1%
Cooper Tire & Rubber Co.	22,640	397,106

Back Office Support, HR & Consulting — 2.0%
The Advisory Board Co. (a)(b)	12,471	618,437
Angie’s List, Inc. (a)	12,967	205,397
Barrett Business Services, Inc.	2,533	53,548
CBIZ, Inc. (a)	13,632	80,974
CDI Corp.	4,993	81,885
Convergys Corp. (a)	42,391	626,115
Corporate Executive Board Co.	12,176	497,755
CoStar Group, Inc. (a)(b)	9,659	784,311
CRA International, Inc. (a)	3,725	54,720
Dice Holdings, Inc. (a)(b)	16,612	155,987
ExlService Holdings, Inc. (a)	8,482	208,996
Forrester Research, Inc.	5,115	173,194
FTI Consulting, Inc. (a)	15,237	438,064
GP Strategies Corp. (a)	5,422	100,144
The Hackett Group, Inc. (a)	8,937	49,779
Heidrick & Struggles International, Inc.	6,537	114,397
Hudson Global, Inc. (a)	12,290	51,249
Huron Consulting Group, Inc. (a)(b)	8,318	263,265
ICF International, Inc. (a)(b)	7,219	172,101
Innodata Corp. (a)	8,073	55,219
Insperity, Inc.	8,266	223,595
Kelly Services, Inc., Class A	9,717	125,446
Kforce, Inc. (a)	10,444	140,576
Korn/Ferry International (a)	17,365	249,188
Liquidity Services, Inc. (a)	8,569	438,647
MAXIMUS, Inc.	12,333	638,233
Monster Worldwide, Inc. (a)	44,056	374,476
Navigant Consulting, Inc. (a)(b)	18,825	237,948
On Assignment, Inc. (a)(b)	15,632	249,487
PDI, Inc. (a)	3,589	29,573
PRGX Global, Inc. (a)	7,584	60,293
Resources Connection, Inc.	15,414	189,592
RPX Corp. (a)	7,660	109,921
ServiceSource International, Inc. (a)	18,036	249,799
SYKES Enterprises, Inc. (a)	14,185	226,393
TeleTech Holdings, Inc. (a)(b)	8,344	133,504
TrueBlue, Inc. (a)(b)	14,687	227,355
WageWorks, Inc. (a)	2,342	35,271

		8,724,834

Common Stocks	Shares	Value
Banks: Diversified — 6.5%
1st Source Corp.	5,438	$122,899
1st United Bancorp, Inc. (a)	10,895	67,658
Access National Corp.	2,737	35,855
Alliance Financial Corp.	1,747	59,992
American National BankShares, Inc.	2,871	67,641
Ameris Bancorp (a)	8,706	109,696
Ames National Corp.	3,005	69,085
Arrow Financial Corp.	3,782	91,411
Bancfirst Corp.	2,388	100,081
Banco Latinoamericana De Comercio Exterior SA	10,329	221,350
The Bancorp, Inc. (a)	10,485	99,083
BancorpSouth, Inc.	34,400	499,488
Bank of Kentucky Financial Corp.	2,194	58,448
Bank of Marin Bancorp	1,988	73,576
Bank of the Ozarks, Inc.	10,680	321,254
Banner Corp.	6,655	145,811
Bar Harbor Bankshares	1,404	50,544
BBCN Bancorp, Inc. (a)	28,457	309,897
Berkshire Bancorp, Inc. (a)	1,560	13,728
Boston Private Financial Holdings, Inc.	28,521	254,693
Bridge Bancorp, Inc.	3,153	74,379
Bridge Capital Holdings (a)	3,450	55,718
Bryn Mawr Bank Corp.	4,243	89,400
C&F Financial Corp.	1,178	47,308
Camden National Corp.	2,846	104,221
Cape Bancorp, Inc. (a)	4,025	33,448
Capital Bank Corp. (a)	5,761	13,135
Capital City Bank Group, Inc.	4,185	30,843
Cardinal Financial Corp.	10,686	131,224
Cascade Bancorp (a)	2,186	12,963
Cathay General Bancorp	28,683	473,556
Center Bancorp, Inc.	4,487	50,479
Centerstate Banks, Inc.	11,094	79,322
Central Pacific Financial Corp. (a)	7,877	111,223
Century Bancorp, Inc., Class A	1,261	37,490
Chemical Financial Corp.	10,089	216,913
Citizens & Northern Corp.	4,522	86,144
Citizens Republic Bancorp, Inc. (a)	14,600	250,098
City Holding Co.	5,412	182,330
CNB Financial Corp.	4,621	75,369
CoBiz Financial, Inc.	12,874	80,591
Columbia Banking System, Inc.	14,488	272,664
Community Bank System, Inc.	14,407	390,718
Community Trust Bancorp, Inc.	5,149	172,440
Crescent Financial Bancshares, Inc. (a)	1,093	4,940
CVB Financial Corp.	32,191	375,025
Eagle Bancorp, Inc. (a)	6,185	97,414
Encore Bancshares, Inc. (a)	3,436	70,885
Enterprise Bancorp, Inc.	2,216	36,320
Enterprise Financial Services Corp.	6,480	71,021
EverBank Financial Corp. (a)	8,167	88,775
Farmers National Banc Corp.	6,826	42,526
Fidelity Southern Corp.	3,447	29,782
Financial Institutions, Inc.	5,130	86,594
First Bancorp, Inc.	3,295	56,015
First Bancorp, North Carolina	5,674	50,442
First Bancorp, Puerto Rico (a)	25,650	101,574
First Busey Corp.	27,305	131,883
First Commonwealth Financial Corp.	38,412	258,513
First Community Bancshares, Inc.	5,744	82,886
First Connecticut Bancorp, Inc.	6,562	88,587

See Notes to Financial Statements.

44	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
First Financial Bancorp	21,402	$342,004
First Financial Bankshares, Inc.	11,509	397,751
First Financial Corp.	4,114	119,306
First Interstate Bancsystem, Inc.	5,962	84,899
First Merchants Corp.	10,459	130,319
First Midwest Bancorp, Inc.	27,292	299,666
The First of Long Island Corp.	2,857	82,767
FirstMerit Corp.	40,008	660,932
FNB Corp.	50,924	553,544
FNB United Corp. (a)	3,661	47,556
German American Bancorp, Inc.	4,685	96,043
Glacier Bancorp, Inc.	26,248	406,582
Greene County Bancshares, Inc. (a)	4,663	7,741
Guaranty Bancorp (a)	27,981	59,040
Hancock Holding Co.	27,796	846,110
Hanmi Financial Corp. (a)	11,486	120,373
Heartland Financial USA, Inc.	5,331	127,944
Heritage Commerce Corp. (a)	7,558	49,127
Heritage Oaks Bancorp (a)	7,342	40,895
Home Bancshares, Inc.	8,097	247,606
Horizon Bancorp	1,376	36,189
Hudson Valley Holding Corp.	5,752	104,111
IBERIABANK Corp.	10,761	542,892
Independent Bank Corp./MA	7,912	231,110
International Bancshares Corp.	19,462	379,898
Investors Bancorp, Inc. (a)	16,080	242,647
Lakeland Bancorp, Inc.	9,872	103,853
Lakeland Financial Corp.	6,002	161,034
MainSource Financial Group, Inc.	7,414	87,708
MB Financial, Inc.	19,930	429,292
Mercantile Bank Corp. (a)	3,147	58,062
Merchants Bancshares, Inc.	1,899	52,317
Meridian Interstate Bancorp, Inc. (a)	3,177	44,224
Metro Bancorp, Inc. (a)	5,170	62,195
MetroCorp Bancshares, Inc. (a)	5,795	61,833
Middleburg Financial Corp.	1,940	32,980
Midsouth Bancorp, Inc.	3,082	43,395
NASB Financial, Inc. (a)	1,517	30,112
National Bankshares, Inc.	2,610	78,613
National Penn Bancshares, Inc.	45,063	431,253
NBT Bancorp, Inc.	12,177	262,901
Northrim BanCorp, Inc.	2,369	50,910
Old National Bancorp	34,555	415,006
Oriental Financial Group, Inc.	14,846	164,494
Pacific Capital Bancorp NA (a)	1,548	70,790
Pacific Continental Corp.	6,621	58,728
Pacific Mercantile Bancorp (a)	3,883	26,832
PacWest Bancorp	11,078	262,216
Park National Corp.	4,163	290,369
Park Sterling Corp. (a)	11,980	56,426
Peapack-Gladstone Financial Corp.	3,226	50,035
Penns Woods Bancorp, Inc.	1,432	57,008
Peoples Bancorp, Inc.	3,941	86,623
Pinnacle Financial Partners, Inc. (a)(b)	12,613	246,080
Preferred Bank (a)	4,288	57,288
PrivateBancorp, Inc.	22,008	324,838
Prosperity Bancshares, Inc.	17,295	726,909
Provident Financial Services, Inc.	21,916	336,411
Renasant Corp.	9,235	145,082
Republic Bancorp, Inc., Class A	3,616	80,456

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Rockville Financial, Inc.	10,574	$122,341
Roma Financial Corp.	2,794	23,805
S&T Bancorp, Inc.	10,573	195,283
Sandy Spring Bancorp, Inc.	8,833	158,994
SCBT Financial Corp.	5,523	194,686
Seacoast Banking Corp. of Florida (a)	26,489	39,998
Sierra Bancorp	4,407	43,629
Simmons First National Corp., Class A	6,273	145,847
Southside Bancshares, Inc.	6,351	142,770
Southwest Bancorp, Inc. (a)	7,138	67,169
State Bank Financial Corp. (a)	11,580	175,553
StellarOne Corp.	8,450	105,456
Sterling Bancorp	11,366	113,433
Sterling Financial Corp. (a)	9,792	184,971
Suffolk Bancorp (a)	3,558	46,147
Sun Bancorp, Inc. (a)	14,624	39,485
Susquehanna Bancshares, Inc.	68,408	704,602
SY Bancorp, Inc.	4,473	107,128
Taylor Capital Group, Inc. (a)	5,965	97,766
Texas Capital Bancshares, Inc. (a)(b)	13,821	558,230
Tompkins Trustco, Inc.	3,400	128,112
Towne Bank (b)	9,631	134,834
Trico Bancshares	5,870	90,398
TrustCo Bank Corp. NY	34,389	187,764
Trustmark Corp.	23,644	578,805
UMB Financial Corp.	11,782	603,592
Umpqua Holdings Corp.	40,806	537,007
Union First Market Bankshares Corp.	7,476	108,028
United Bankshares, Inc.	10,792	279,297
United Community Banks, Inc. (a)	15,149	129,827
Univest Corp. of Pennsylvania	6,215	102,734
Virginia Commerce Bancorp (a)	9,819	82,774
Washington Banking Co.	5,635	78,327
Washington Trust Bancorp, Inc.	5,279	128,702
Webster Financial Corp.	26,260	568,792
WesBanco, Inc.	8,575	182,305
West Bancorp., Inc.	5,788	55,044
West Coast Bancorp (a)	5,344	105,010
Westamerica Bancorp	10,178	480,300
Western Alliance Bancorp (a)(b)	25,502	238,699
Wilshire Bancorp, Inc. (a)(b)	22,595	123,821
Wintrust Financial Corp.	13,237	469,913

		27,882,051

Banks: Savings, Thrift & Mortgage Lending — 1.2%
Apollo Residential Mortgage, Inc.	8,837	170,377
Astoria Financial Corp.	31,689	310,552
Bank Mutual Corp.	17,027	75,089
BankFinancial Corp.	7,753	58,380
Beneficial Mutual Bancorp, Inc. (a)	12,083	104,276
Berkshire Hills Bancorp, Inc.	8,106	178,332
BofI Holding, Inc. (a)	3,596	71,057
Brookline Bancorp, Inc.	25,524	225,887
BSB Bancorp, Inc. (a)	2,972	37,893
Charter Financial Corp.	2,343	22,727
Clifton Savings Bancorp, Inc.	3,083	32,094
Dime Community Bancshares, Inc.	11,440	152,038
Doral Financial Corp. (a)	46,990	70,485
ESB Financial Corp.	3,845	50,754
ESSA Bancorp, Inc.	3,272	35,338
First Defiance Financial Corp.	3,604	61,700
First Federal Bancshares of Arkansas, Inc. (a)	1,280	10,368

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
First Financial Holdings, Inc.	6,136	$65,778
First Financial Northwest, Inc. (a)	5,834	47,372
First Pactrust Bancorp, Inc.	3,882	46,041
Flushing Financial Corp.	11,262	153,501
Fox Chase Bancorp., Inc.	4,615	66,641
Franklin Financial Corp. (a)	5,201	85,556
Great Southern Bancorp, Inc.	3,776	104,142
Heritage Financial Corp.	5,717	83,754
Heritage Financial Group, Inc.	3,099	39,884
Hingham Institution for Savings	440	26,607
Home Bancorp, Inc. (a)	2,467	42,260
Home Federal Bancorp, Inc.	5,665	59,483
Home Loan Servicing Solutions Ltd.	4,964	66,518
HomeStreet, Inc. (a)	1,595	51,024
Kaiser Federal Financial Group, Inc.	3,234	47,799
Kearny Financial Corp.	5,524	53,528
Northfield Bancorp, Inc.	5,443	77,345
Northwest Bancshares, Inc.	35,560	416,408
OceanFirst Financial Corp.	5,268	75,648
Ocwen Financial Corp. (a)	39,149	735,218
OmniAmerican Bancorp, Inc. (a)	4,131	88,527
Oritani Financial Corp.	16,565	238,370
Peoples Federal Bancshares, Inc. (a)	2,162	36,105
Provident Financial Holdings, Inc.	3,494	40,286
Provident New York Bancorp	12,484	94,754
SI Financial Group, Inc.	3,810	43,815
Territorial Bancorp., Inc.	4,027	91,695
United Financial Bancorp, Inc.	5,730	82,397
ViewPoint Financial Group	12,291	192,231
Waterstone Financial, Inc. (a)	2,648	10,062
Westfield Financial, Inc.	9,735	71,065
WSFS Financial Corp.	2,755	111,330

		5,112,491

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	2,827	342,067
Central European Distribution Corp. (a)(b)	23,883	68,305
Craft Brew Alliance, Inc. (a)(b)	3,865	31,616

		441,988

Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	1,672	107,476
Farmer Bros. Co. (a)	2,437	19,399
Heckmann Corp. (a)(b)	48,554	164,112
National Beverage Corp. (a)	4,143	61,896
Peet’s Coffee & Tea, Inc. (a)	4,816	289,153

		642,036

Biotechnology — 3.7%
Accelrys, Inc. (a)	20,146	162,981
Acorda Therapeutics, Inc. (a)	14,543	342,633
Aegerion Pharmaceuticals, Inc. (a)	7,824	116,108
Affymax, Inc. (a)	13,134	169,166
Agenus, Inc. (a)	8,281	43,392
Alkermes Plc (a)	44,450	754,317
Allos Therapeutics, Inc. (a)	29,014	51,935
Alnylam Pharmaceuticals, Inc. (a)	16,833	196,441
AMAG Pharmaceuticals, Inc. (a)	7,747	119,304
Amicus Therapeutics, Inc. (a)	10,967	60,319
Arena Pharmaceuticals, Inc. (a)	71,660	715,167
Arqule, Inc. (a)	21,424	127,044

Common Stocks	Shares	Value
Biotechnology (continued)
Array Biopharma, Inc. (a)	32,354	$112,268
Astex Pharmaceuticals (a)	33,634	70,295
AVEO Pharmaceuticals, Inc. (a)	14,115	171,638
BG Medicine, Inc. (a)	3,937	27,480
BioDelivery Sciences International, Inc. (a)	7,696	34,478
BioTime, Inc. (a)	11,094	51,032
Celldex Therapeutics, Inc. (a)	21,365	110,884
Cepheid, Inc. (a)	23,841	1,066,885
ChemoCentryx, Inc. (a)	1,990	29,850
Clovis Oncology, Inc. (a)	4,960	107,533
Codexis, Inc. (a)	9,372	35,051
Cornerstone Therapeutics, Inc. (a)	3,115	19,718
Coronado Biosciences, Inc. (a)	4,899	24,740
Cubist Pharmaceuticals, Inc. (a)(b)	22,993	871,665
Curis, Inc. (a)(b)	28,744	155,218
Cytori Therapeutics, Inc. (a)(b)	20,249	54,672
Dendreon Corp. (a)(b)	55,929	413,875
Discovery Laboratories, Inc. (a)	15,711	36,450
Dyax Corp. (a)	36,247	77,206
Dynavax Technologies Corp. (a)	63,377	273,789
Emergent Biosolutions, Inc. (a)	9,367	141,910
Enzon Pharmaceuticals, Inc. (a)	15,222	104,575
Exact Sciences Corp. (a)	20,790	222,869
Exelixis, Inc. (a)(b)	53,924	298,200
Furiex Pharmaceuticals, Inc. (a)	2,696	56,481
Genomic Health, Inc. (a)	5,830	194,722
Geron Corp. (a)	47,841	82,287
GTx, Inc. (a)	9,582	33,824
Halozyme Therapeutics, Inc. (a)	32,608	288,907
Harvard Bioscience, Inc. (a)	8,897	33,542
Horizon Pharma, Inc. (a)(b)	7,650	54,545
Idenix Pharmaceuticals, Inc. (a)	27,195	280,109
ImmunoCellular Therapeutics Ltd. (a)	14,449	54,184
ImmunoGen, Inc. (a)	28,091	471,367
Immunomedics, Inc. (a)	23,985	85,626
InterMune, Inc. (a)	23,759	283,920
Keryx Biopharmaceuticals, Inc. (a)(b)	25,988	46,778
Lexicon Genetics, Inc. (a)	72,248	162,558
Ligand Pharmaceuticals, Inc. (a)(b)	6,305	106,807
MannKind Corp. (a)(b)	40,916	93,698
Maxygen, Inc. (a)	9,927	59,165
Merrimack Pharmaceuticals, Inc. (a)	5,494	39,996
Momenta Pharmaceuticals, Inc. (a)(b)	16,998	229,813
Nektar Therapeutics (a)	41,631	335,962
Neurocrine Biosciences, Inc. (a)	24,054	190,267
NewLink Genetics Corp. (a)	4,601	68,923
Novavax, Inc. (a)	42,073	65,634
NPS Pharmaceuticals, Inc. (a)	31,262	269,166
Omeros Corp. (a)	8,159	81,590
OncoGenex Pharmaceutical, Inc. (a)	5,318	71,474
Oncothyreon, Inc. (a)	20,831	97,489
Opko Health, Inc. (a)(b)	38,894	178,912
Orexigen Therapeutics, Inc. (a)	21,988	121,814
Osiris Therapeutics, Inc. (a)(b)	6,021	66,050
Pacific Biosciences of California, Inc. (a)	13,447	29,180
PDL BioPharma, Inc.	50,680	336,008
Progenics Pharmaceuticals, Inc. (a)(b)	10,983	107,414
Raptor Pharmaceutical Corp. (a)(b)	17,707	98,982
Repligen Corp. (a)	11,160	47,988
Repros Therapeutics, Inc. (a)	5,398	49,014
Rigel Pharmaceuticals, Inc. (a)	25,984	241,651
RTI Biologics, Inc. (a)	20,283	76,264

See Notes to Financial Statements.

46	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Sangamo Biosciences, Inc. (a)	19,128	$105,587
Seattle Genetics, Inc. (a)(b)	34,506	876,107
Sequenom, Inc. (a)	41,654	169,115
Sucampo Pharmaceuticals, Inc., Class A (a)	3,965	27,874
Sunesis Pharmaceuticals, Inc. (a)	9,943	28,536
Synageva BioPharma Corp. (a)	3,345	135,673
Synergy Pharmaceuticals, Inc. (a)	14,912	70,832
Synta Pharmaceuticals Corp. (a)	13,506	73,878
Targacept, Inc. (a)	9,905	42,592
Theravance, Inc. (a)(b)	22,031	489,529
Threshold Pharmaceuticals, Inc. (a)	16,413	121,456
Transcept Pharmaceuticals, Inc. (a)	4,579	28,390
Trius Therapeutics, Inc. (a)	8,965	51,638
Vanda Pharmaceuticals, Inc. (a)	10,145	44,638
Ventrus Biosciences, Inc. (a)	4,553	19,441
Verastem, Inc. (a)	2,299	23,450
ViroPharma, Inc. (a)	25,326	600,226
XOMA Corp. (a)	24,743	74,229
ZIOPHARM Oncology, Inc. (a)	24,243	144,246

		15,690,636

Building Materials — 0.9%
Acuity Brands, Inc.	15,375	782,741
BlueLinx Holdings, Inc. (a)	8,749	20,560
Builders FirstSource, Inc. (a)	16,309	77,305
Gibraltar Industries, Inc. (a)	11,102	115,239
Griffon Corp.	16,529	141,819
Headwaters, Inc. (a)	22,315	114,922
Louisiana-Pacific Corp. (a)(b)	49,983	543,815
LSI Industries, Inc.	7,011	49,918
NCI Building Systems, Inc. (a)	6,584	71,305
Patrick Industries, Inc. (a)	1,483	18,908
PGT, Inc. (a)	7,153	21,674
Quanex Building Products Corp.	13,382	239,270
Simpson Manufacturing Co., Inc.	14,545	429,223
Texas Industries, Inc.	8,204	320,038
Trex Co., Inc. (a)	5,077	152,767
Watsco, Inc.	10,686	788,627

		3,888,131

Building: Climate Control — 0.2%
Aaon, Inc.	6,718	126,634
Comfort Systems USA, Inc.	13,539	135,661
Interline Brands, Inc. (a)	11,580	290,311
Nortek, Inc. (a)	2,809	140,562

		693,168

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	17,041	429,774
USG Corp. (a)	26,935	513,112

		942,886

Cable Television Services — 0.1%
Knology, Inc. (a)(b)	11,335	222,959

Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	11,942	212,209
Boyd Gaming Corp. (a)	20,178	145,282
Caesars Entertainment Corp. (a)	13,403	152,794
Isle of Capri Casinos, Inc. (a)	7,400	45,658
Monarch Casino & Resort, Inc. (a)	3,155	28,837
MTR Gaming Group, Inc. (a)	8,235	39,116

Common Stocks	Shares	Value
Casinos & Gambling (concluded)
Multimedia Games Holding Co., Inc. (a)	9,984	$139,776
Pinnacle Entertainment, Inc. (a)	22,689	218,268
Scientific Games Corp., Class A (a)(b)	20,554	175,737
Shuffle Master, Inc. (a)(b)	19,993	275,903
WMS Industries, Inc. (a)	20,002	399,040

		1,832,620

Cement — 0.1%
Eagle Materials, Inc.	16,464	614,766

Chemicals: Diversified — 1.0%
Aceto Corp.	9,754	88,079
American Vanguard Corp.	10,126	269,250
Chemtura Corp. (a)	35,849	519,810
Georgia Gulf Corp.	12,447	319,514
Hawkins, Inc.	3,314	126,529
Innophos Holdings, Inc.	7,926	447,502
KMG Chemicals, Inc.	2,831	54,582
Landec Corp. (a)	9,347	80,010
LSB Industries, Inc. (a)	6,814	210,621
Olin Corp.	29,097	607,836
OM Group, Inc. (a)(b)	11,754	223,326
Omnova Solutions, Inc. (a)	16,801	126,680
PolyOne Corp.	32,567	445,517
Sensient Technologies Corp.	18,137	666,172
TPC Group, Inc. (a)	4,690	173,295

		4,358,723

Chemicals: Specialty — 0.4%
Balchem Corp.	10,628	346,579
Calgon Carbon Corp. (a)	20,672	293,956
FutureFuel Corp.	7,001	73,580
GSE Holding, Inc. (a)	2,805	29,649
Innospec, Inc. (a)	8,389	248,398
Kraton Performance Polymers, Inc. (a)	11,712	256,610
Quaker Chemical Corp.	4,714	217,834
Stepan Co.	3,053	287,532
Zep, Inc.	8,027	110,211

		1,864,349

Coal — 0.3%
Arch Coal, Inc.	77,061	530,950
Cloud Peak Energy, Inc. (a)	22,145	374,472
Hallador Energy Co.	2,329	19,750
KiOR, Inc. Class A (a)(b)	9,593	85,857
Patriot Coal Corp. (a)(b)	33,802	41,239
Westmoreland Coal Co. (a)	3,936	31,685

		1,083,953

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	4,104	38,454
Federal Agricultural Mortgage Corp., Class B	3,646	95,635
Medallion Financial Corp.	6,708	71,239
Nationstar Mortgage Holdings, Inc. (a)	7,025	151,178
NewStar Financial, Inc. (a)(b)	9,617	124,636
Walker & Dunlop, Inc. (a)	4,241	54,497

		535,639

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	21,320	$256,906
CAI International, Inc. (a)	4,646	92,363
Electro Rent Corp.	6,862	111,370
H&E Equipment Services, Inc. (a)	10,447	157,018
Marlin Business Services, Inc.	2,995	49,088
McGrath RentCorp	9,001	238,527
MicroFinancial, Inc.	3,212	26,017
Mobile Mini, Inc. (a)	13,879	199,858
PHH Corp. (a)	20,580	359,738
SeaCube Container Leasing Ltd.	3,956	67,529
TAL International Group, Inc.	10,614	355,463
Willis Lease Finance Corp. (a)	1,851	22,804

		1,936,681

Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	17,147	102,882
Commercial Vehicle Group, Inc. (a)	8,891	76,640
Miller Industries, Inc.	4,002	63,752
Modine Manufacturing Co. (a)	16,980	117,671
Rush Enterprises, Inc., Class A (a)(b)	12,056	197,116
Spartan Motors, Inc.	12,351	64,719
Sypris Solutions, Inc.	3,900	27,183
Wabash National Corp. (a)	24,858	164,560

		814,523

Communications Equipment — 0.0%
Envivio, Inc. (a)	2,876	18,435

Communications Technology — 2.4%
AboveNet, Inc. (a)	8,555	718,620
Adtran, Inc.	23,147	698,808
Ambient Corp. (a)	1,020	5,579
Anaren, Inc. (a)	5,387	105,585
Anixter International, Inc.	10,245	543,497
Aruba Networks, Inc. (a)	40,631	611,497
Aviat Networks, Inc. (a)	22,315	62,482
Bel Fuse, Inc.	3,850	67,799
Black Box Corp.	6,343	182,044
Calix, Inc. (a)	14,169	116,469
Ciena Corp. (a)	36,012	589,517
Comtech Telecommunications Corp.	6,902	197,259
Datalink Corp. (a)	5,534	52,850
Digi International, Inc. (a)	9,351	95,754
DigitalGlobe, Inc. (a)	13,145	199,278
Echelon Corp. (a)	13,803	48,034
Emulex Corp. (a)(b)	31,641	227,815
Extreme Networks, Inc. (a)(b)	34,288	117,951
Finisar Corp. (a)	33,171	496,238
GeoEye, Inc. (a)	5,482	84,861
Globecomm Systems, Inc. (a)	8,348	84,649
GSI Technology, Inc. (a)	7,453	35,327
Harmonic, Inc. (a)(b)	42,681	181,821
Infinera Corp. (a)	39,863	272,663
InterDigital, Inc.	16,113	475,495
Ixia (a)	15,319	184,134
KVH Industries, Inc. (a)	5,277	65,963
Loral Space & Communications Ltd.	3,992	268,861
NeoPhotonics Corp. (a)	7,002	34,590
NETGEAR, Inc. (a)(b)	13,804	476,376
Numerex Corp., Class A (a)	3,625	33,713
Oclaro, Inc. (a)	18,766	57,049
Oplink Communications, Inc. (a)	6,954	94,088

Common Stocks	Shares	Value
Communications Technology (concluded)
ParkerVision, Inc. (a)	27,708	$65,945
PC-Tel, Inc.	6,585	42,605
Plantronics, Inc.	15,452	516,097
Procera Networks, Inc. (a)	7,011	170,437
QLogic Corp. (a)	35,414	484,818
SeaChange International, Inc. (a)	10,362	85,279
Shoretel, Inc. (a)	17,528	76,773
Sonus Networks, Inc. (a)(b)	77,209	165,999
Sycamore Networks, Inc. (a)	7,462	108,348
TeleNav, Inc. (a)	5,987	36,700
Tellabs, Inc.	133,030	442,990
Viasat, Inc. (a)(b)	13,629	514,767
Westell Technologies, Inc., Class A (a)	17,627	41,952

		10,239,376

Computer Services Software & Systems — 5.9%
ACI Worldwide, Inc. (a)(c)	14,440	638,392
The Active Network, Inc. (a)	14,087	216,799
Actuate Corp. (a)	17,905	124,082
Acxiom Corp. (a)	27,917	421,826
American Reprographics Co. (a)	13,179	66,290
American Software, Inc., Class A	8,526	67,782
Aspen Technology, Inc. (a)(b)	33,996	787,007
AVG Technologies NV (a)	2,860	37,209
Avid Technology, Inc. (a)	10,851	80,623
Aware, Inc.	4,205	27,122
Bankrate, Inc. (a)	16,837	309,632
Bazaarvoice, Inc. (a)	3,488	63,482
Blackbaud, Inc.	16,403	421,065
Blucora, Inc. (a)	14,619	180,106
Bottomline Technologies, Inc. (a)	12,706	229,343
Brightcove, Inc. (a)	2,222	33,886
BroadSoft, Inc. (a)(b)	9,992	289,368
CACI International, Inc., Class A (a)(b)	9,667	531,878
Callidus Software, Inc. (a)	12,596	62,728
Ciber, Inc. (a)	26,459	114,038
CommVault Systems, Inc. (a)	16,230	804,521
Computer Task Group, Inc. (a)	5,560	83,344
ComScore, Inc. (a)	12,893	212,219
Comverse Technology, Inc. (a)	79,509	462,742
Cornerstone OnDemand, Inc. (a)	12,276	292,292
CSG Systems International, Inc. (a)(b)	12,352	213,443
DealerTrack Holdings, Inc. (a)	15,426	464,477
Deltek, Inc. (a)(b)	7,918	91,770
Demand Media, Inc. (a)	10,935	122,472
Demandware, Inc. (a)	2,391	56,643
Digimarc Corp.	2,565	65,818
Digital River, Inc. (a)(b)	13,479	224,021
EarthLink, Inc.	38,846	289,014
EasyLink Services International Corp. Class A (a)	11,505	83,296
Ebix, Inc.	10,316	205,804
Envestnet, Inc. (a)	7,640	91,680
EPAM Systems, Inc. (a)	1,778	30,208
EPIQ Systems, Inc.	11,404	139,699
ePlus, Inc. (a)	1,436	46,455
ExactTarget, Inc. (a)	3,574	78,128
FalconStor Software, Inc. (a)	11,264	29,399
Guidance Software, Inc. (a)	5,189	49,347
Guidewire Software, Inc. (a)	7,036	197,852
ICG Group, Inc. (a)	13,629	126,068
iGate Corp. (a)	11,677	198,743
Imperva, Inc. (a)	3,536	101,908

See Notes to Financial Statements.

48	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Infoblox, Inc. (a)	2,814	$64,525
Interactive Intelligence Group, Inc. (a)	5,332	150,416
Internap Network Services Corp. (a)	19,253	125,337
IntraLinks Holdings, Inc. (a)	13,288	58,201
JDA Software Group, Inc. (a)	15,450	458,710
Jive Software, Inc. (a)(b)	5,889	123,610
Kenexa Corp. (a)(b)	9,938	288,500
Keynote Systems, Inc.	5,690	84,496
The KEYW Holding Corp. (a)	6,671	66,977
KIT Digital, Inc. (a)(b)	17,497	75,062
Limelight Networks, Inc. (a)	21,822	63,938
Lionbridge Technologies, Inc. (a)	20,553	64,742
LivePerson, Inc. (a)	20,060	382,344
LogMeIn, Inc. (a)	8,007	244,374
Manhattan Associates, Inc. (a)	7,381	337,386
Mantech International Corp., Class A	8,428	197,805
Mattersight Corp. (a)	3,692	29,462
MeetMe, Inc. (a)(b)	6,866	16,135
Mentor Graphics Corp. (a)	33,852	507,780
Mercury Computer Systems, Inc. (a)	11,261	145,605
MicroStrategy, Inc., Class A (a)	3,095	401,917
Millennial Media, Inc. (a)	4,189	55,253
Moduslink Global Solutions, Inc. (a)	14,665	43,848
Monotype Imaging Holdings, Inc. (a)(b)	13,286	222,806
NetScout Systems, Inc. (a)	13,371	288,680
NIC, Inc.	23,539	298,945
OpenTable, Inc. (a)	8,212	369,622
Opnet Technologies, Inc.	5,433	144,463
Parametric Technology Corp. (a)	43,444	910,586
PDF Solutions, Inc. (a)	8,786	86,718
Pegasystems, Inc.	6,257	206,356
Perficient, Inc. (a)	11,696	131,346
Pervasive Software, Inc. (a)	4,751	35,585
Progress Software Corp. (a)	22,825	476,358
Proofpoint, Inc. (a)	2,291	38,832
PROS Holdings, Inc. (a)	7,945	133,635
QAD, Inc., Class A (a)	2,292	32,592
QLIK Technologies, Inc. (a)	31,011	685,963
Quest Software, Inc. (a)	20,384	567,694
RealNetworks, Inc.	8,047	69,526
RealPage, Inc. (a)	13,004	301,173
Responsys, Inc. (a)	13,031	157,936
Saba Software, Inc. (a)	10,915	101,291
Sapiens International Corp. NV (a)	4,966	17,878
Sapient Corp.	44,767	450,804
SciQuest, Inc. (a)	6,460	116,022
Sourcefire, Inc. (a)(b)	10,745	552,293
Spark Networks, Inc. (a)	4,230	21,827
SPS Commerce, Inc. (a)	3,852	117,024
SS&C Technologies Holdings, Inc. (a)	12,313	307,825
Support.com, Inc. (a)	17,729	56,556
Synacor, Inc. (a)	2,486	34,058
Synchronoss Technologies, Inc. (a)(b)	10,053	185,679
SYNNEX Corp. (a)	9,550	329,379
Syntel, Inc.	5,612	340,648
Tangoe, Inc. (a)	10,827	230,723
TechTarget, Inc. (a)	5,765	29,056
TNS, Inc. (a)	8,887	159,433
Tyler Technologies, Inc. (a)	10,939	441,389

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Ultimate Software Group, Inc. (a)	9,678	$862,503
Unisys Corp. (a)	15,915	311,138
United Online, Inc.	33,226	140,214
Unwired Planet, Inc. (a)	28,985	66,666
VASCO Data Security International, Inc. (a)(b)	10,255	83,886
Verint Systems, Inc. (a)	7,909	233,395
VirnetX Holding Corp. (a)(b)	15,257	537,809
Virtusa Corp. (a)	6,762	90,273
Web.com Group, Inc. (a)	12,786	234,240
Websense, Inc. (a)	13,464	252,181
Yelp, Inc. (a)	3,078	69,963
Zillow, Inc. (a)(b)	1,148	44,347
Zix Corp. (a)	22,410	58,266

		25,086,026

Computer Technology — 0.5%
Cray, Inc. (a)	13,489	162,947
Imation Corp. (a)(b)	11,167	65,997
Immersion Corp. (a)	10,149	57,139
Insight Enterprises, Inc. (a)	16,128	271,434
Intermec, Inc. (a)	21,811	135,228
OCZ Technology Group, Inc. (a)(b)	24,493	129,813
PC Connection, Inc.	3,303	35,078
Quantum Corp. (a)	85,299	173,157
Radisys Corp. (a)	8,287	52,042
Safeguard Scientifics, Inc. (a)	7,539	116,704
Silicon Graphics International Corp. (a)	11,624	74,626
STEC, Inc. (a)	12,882	100,480
Stratasys, Inc. (a)	7,748	383,914
Super Micro Computer, Inc. (a)(b)	10,590	167,957
Synaptics, Inc. (a)	12,243	350,517
Telular Corp.	6,050	55,902

		2,332,935

Construction — 0.4%
Aegion Corp. (a)	14,269	255,272
EMCOR Group, Inc.	24,255	674,774
Granite Construction, Inc.	14,042	366,637
Great Lakes Dredge & Dock Corp.	21,529	153,287
Orion Marine Group, Inc. (a)	9,884	68,793
Primoris Services Corp.	10,887	130,644
Sterling Construction Co., Inc. (a)	5,946	60,768
Tutor Perini Corp. (a)	12,963	164,241

		1,874,416

Consumer Electronics — 0.2%
RealD, Inc. (a)	15,944	238,522
Skullcandy, Inc. (a)	5,881	83,216
TiVo, Inc. (a)(b)	45,289	374,540
Universal Electronics, Inc. (a)	5,332	70,222
VOXX International Corp. (a)	6,663	62,099
XO Group, Inc. (a)	9,595	85,108
Zagg, Inc. (a)(b)	9,271	101,147

		1,014,854

Consumer Lending — 0.8%
Asset Acceptance Capital Corp. (a)	5,891	40,059
Cash America International, Inc.	10,716	471,933
Credit Acceptance Corp. (a)	2,879	243,074
Encore Capital Group, Inc. (a)(b)	8,006	237,138
Ezcorp, Inc. (a)	17,493	410,386
First Cash Financial Services, Inc. (a)	10,448	419,696

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Lending (concluded)
The First Marblehead Corp. (a)	21,621	$25,296
MGIC Investment Corp. (a)	68,553	197,433
MoneyGram International, Inc. (a)	7,865	114,829
Nelnet, Inc., Class A	8,754	201,342
Netspend Holdings, Inc. (a)	11,394	104,711
Nicholas Financial, Inc.	3,743	47,985
Portfolio Recovery Associates, Inc. (a)(b)	6,239	569,371
Regional Management Corp. (a)	1,788	29,412
Tree.com, Inc. (a)	2,308	26,403
World Acceptance Corp. (a)	4,026	264,911

		3,403,979

Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)(b)	10,541	290,194
Coinstar, Inc. (a)	11,372	780,802
Collectors Universe, Inc.	1,955	28,699
Core-Mark Holdings Co., Inc.	4,149	199,733
Move, Inc. (a)	14,400	131,184
NutriSystem, Inc.	10,297	119,033
Sotheby’s	24,606	820,856
Steiner Leisure Ltd. (a)(b)	5,537	256,972

		2,627,473

Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	1,521	66,240
Graphic Packaging Holding Co. (a)	60,822	334,521
Myers Industries, Inc.	12,188	209,146
UFP Technologies, Inc. (a)	1,976	33,394

		643,301

Copper — 0.0%
Revett Minerals, Inc. (a)	8,951	29,449

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	9,164	355,655
Inter Parfums, Inc.	5,947	102,705
Revlon, Inc., Class A (a)	4,105	58,414

		516,774

Diversified Financial Services — 0.6%
California First National Bancorp	869	13,635
DFC Global Corp. (a)	16,028	295,396
Duff & Phelps Corp.	11,424	165,648
Edelman Financial Group, Inc.	7,538	65,581
Evercore Partners, Inc., Class A	10,392	243,069
FBR & Co. (a)	15,028	41,627
Fidus Investment Corp.	3,405	51,654
First California Financial Group, Inc. (a)	8,248	56,746
FX Alliance, Inc. (a)	2,229	35,017
Greenhill & Co., Inc.	10,564	376,607
Intersections, Inc.	3,336	52,876
Main Street Capital Corp.	8,733	211,339
MidwestOne Financial Group, Inc.	2,464	52,976
Piper Jaffray Cos. (a)(b)	5,938	139,127
Stifel Financial Corp. (a)	19,519	603,137
Triangle Capital Corp.	9,931	226,228

		2,630,663

Diversified Manufacturing Operations — 0.5%
A.M. Castle & Co. (a)	6,119	64,984
Barnes Group, Inc.	19,714	478,853
Federal Signal Corp. (a)	22,582	131,879
Lydall, Inc. (a)	6,268	84,743

Common Stocks	Shares	Value
Diversified Manufacturing Operations (concluded)
OSI Systems, Inc. (a)	7,221	$457,378
Raven Industries, Inc.	6,589	458,529
Standex International Corp.	4,585	195,184
Trimas Corp. (a)	11,704	235,250

		2,106,800

Diversified Materials & Processing — 0.8%
Belden, Inc.	16,521	550,975
Cabot Microelectronics Corp.	8,555	249,892
Clarcor, Inc.	18,252	879,016
Encore Wire Corp.	6,801	182,131
Harbinger Group, Inc. (a)	14,833	115,549
Hexcel Corp. (a)(b)	36,191	933,366
Insteel Industries, Inc.	6,407	71,438
Koppers Holdings, Inc.	7,534	256,156
NL Industries, Inc.	2,455	30,614
Tredegar Corp.	8,766	127,633
Uranium Energy Corp. (a)	30,867	70,685

		3,467,455

Diversified Media — 0.1%
Belo Corp., Class A	33,998	218,947
EW Scripps Co. (a)	10,895	104,701

		323,648

Diversified Retail — 0.4%
The Bon-Ton Stores, Inc. (b)	4,617	36,059
Fred’s, Inc., Class A	13,346	204,060
Geeknet, Inc. (a)	1,617	32,049
Gordmans Stores, Inc. (a)	3,084	50,886
HSN, Inc.	13,789	556,386
Overstock.com, Inc. (a)(b)	4,195	28,987
PriceSmart, Inc.	6,615	446,579
Saks, Inc. (a)(b)	39,955	425,521
Tuesday Morning Corp. (a)	15,253	65,435
Winmark Corp.	832	48,714

		1,894,676

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	409	35,669
Casey’s General Stores, Inc.	13,849	816,952
Harris Teeter Supermarkets	15,944	653,544
Ingles Markets, Inc., Class A	4,596	73,674
Nash Finch Co.	4,411	94,748
The Pantry, Inc. (a)	8,440	124,068
PetMed Express, Inc.	7,384	89,789
Rite Aid Corp. (a)(b)	239,859	335,803
Spartan Stores, Inc.	7,853	142,375
SUPERVALU, Inc. (b)	77,120	399,482
Susser Holdings Corp. (a)	4,085	151,839
Village Super Market, Inc., Class A	3,065	99,858
Weis Markets, Inc.	4,034	179,594

		3,197,395

Education Services — 0.5%
American Public Education, Inc. (a)	6,542	209,344
Bridgepoint Education, Inc. (a)	6,297	137,275
Capella Education Co. (a)(b)	4,893	170,081
Career Education Corp. (a)	18,757	125,484
Corinthian Colleges, Inc. (a)	28,543	82,489
Education Management Corp. (a)	9,660	67,137
Franklin Covey Co. (a)	5,034	51,548
Grand Canyon Education, Inc. (a)	14,506	303,756
HealthStream, Inc. (a)	7,118	185,068

See Notes to Financial Statements.

50	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Education Services (concluded)
K12, Inc. (a)(b)	9,697	$225,940
Lincoln Educational Services Corp.	8,241	53,567
National American University Holdings, Inc.	3,637	15,639
Rosetta Stone, Inc. (a)	3,887	53,796
Strayer Education, Inc.	4,310	469,876
Universal Technical Institute, Inc.	7,781	105,121

		2,256,121

Electronic Components — 0.8%
3D Systems Corp. (a)	15,701	536,032
Acacia Research Corp. (a)	18,057	672,443
Checkpoint Systems, Inc. (a)	14,693	127,976
InvenSense, Inc. (a)	13,231	149,510
Kemet Corp. (a)	16,343	98,221
LeCroy Corp. (a)	6,144	87,613
Methode Electronics, Inc.	13,442	114,391
Multi-Fineline Electronix, Inc. (a)	3,156	77,764
Neonode, Inc. (a)	8,207	50,473
NVE Corp. (a)	1,746	93,848
Park Electrochemical Corp.	7,554	195,498
Rogers Corp. (a)(b)	5,903	233,818
ScanSource, Inc. (a)	10,013	306,798
TTM Technologies, Inc. (a)	19,284	181,463
Universal Display Corp. (a)(b)	14,434	518,758
Viasystems Group, Inc. (a)	1,387	23,579

		3,468,185

Electronic Entertainment — 0.1%
DTS, Inc. (a)	5,993	156,297
Glu Mobile, Inc. (a)(b)	19,725	109,474
Take-Two Interactive Software, Inc. (a)	28,392	268,588

		534,359

Electronics — 0.4%
Agilysys, Inc. (a)	5,382	46,662
American Science & Engineering, Inc.	3,241	182,954
Coherent, Inc. (a)	8,596	372,207
Daktronics, Inc.	13,157	90,915
II-VI, Inc. (a)(b)	19,099	318,380
iRobot Corp. (a)	9,970	220,835
Newport Corp. (a)(b)	13,875	166,778
Richardson Electronics Ltd.	5,014	61,823
Rofin-Sinar Technologies, Inc. (a)(b)	10,366	196,228
SRS Labs, Inc. (a)	4,136	37,224

		1,694,006

Energy Equipment — 0.2%
C&J Energy Services, Inc. (a)(b)	16,176	299,256
Capstone Turbine Corp. (a)(b)	108,560	109,646
Enphase Energy, Inc. (a)	2,848	17,715
First Solar, Inc. (a)	21,856	329,151
FuelCell Energy, Inc. (a)	55,296	55,849
Matador Resources Co. (a)	5,207	55,923
STR Holdings, Inc. (a)	10,777	49,143
SunPower Corp. (a)	14,405	69,288

		985,971

Engineering & Contracting Services — 0.5%
Argan, Inc.	3,580	50,048
Dycom Industries, Inc. (a)	12,237	227,731
Exponent, Inc. (a)(b)	4,864	256,965
Furmamite Corp. (a)	13,646	66,320

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
Hill International, Inc. (a)	8,225	$26,320
Layne Christensen Co. (a)	7,200	148,968
Mastec, Inc. (a)	21,185	318,622
Michael Baker Corp. (a)	3,134	81,766
Mistras Group, Inc. (a)	5,682	149,323
MYR Group, Inc. (a)	7,441	126,944
Tetra Tech, Inc. (a)(b)	23,052	601,196
VSE Corp.	1,460	34,733

		2,088,936

Entertainment — 0.3%
Ascent Capital Group, Inc., Class A (a)	5,165	267,289
Carmike Cinemas, Inc. (a)	6,454	94,551
Lions Gate Entertainment Corp. (a)	30,821	454,302
Live Nation Entertainment, Inc. (a)	50,870	466,987
Reading International, Inc., Class A (a)	5,901	31,924
Rentrak Corp. (a)	3,379	69,776
World Wrestling Entertainment, Inc.	9,950	77,809

		1,462,638

Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	19,524	381,889
The Brink’s Co.	17,162	397,815
G&K Services, Inc., Class A	6,844	213,464
The Geo Group, Inc. (a)	22,300	506,656
Healthcare Services Group, Inc.	24,427	473,395
Mac-Gray Corp.	4,336	61,094
Standard Parking Corp. (a)	5,623	121,007
Swisher Hygiene, Inc. (a)	40,786	103,189
Unifirst Corp.	5,262	335,453

		2,593,962

Fertilizers — 0.0%
Rentech, Inc. (a)	60,976	125,611

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	11,470	310,952
Cardtronics, Inc. (a)	16,032	484,327
Cass Information Systems, Inc.	3,372	135,723
Euronet Worldwide, Inc. (a)	18,435	315,607
Fair Isaac Corp.	12,461	526,851
Global Cash Access, Inc. (a)	14,592	105,208
Green Dot Corp., Class A (a)	8,738	193,284
Heartland Payment Systems, Inc.	14,096	424,008
Higher One Holdings, Inc. (a)(b)	11,672	142,632
Wright Express Corp. (a)(b)	14,122	871,610

		3,510,202

Foods — 1.4%
Annie’s, Inc. (a)	1,807	75,641
B&G Foods, Inc., Class A	17,588	467,841
The Chefs’ Warehouse, Inc. (a)	3,991	72,038
Chiquita Brands International, Inc. (a)	16,649	83,245
Diamond Foods, Inc. (b)	7,983	142,417
Dole Food Co., Inc. (a)(b)	13,007	114,201
The Hain Celestial Group, Inc. (a)	13,400	737,536
Inventure Foods, Inc. (a)	4,754	29,950
J&J Snack Foods Corp.	5,377	317,781
John B. Sanfilippo & Son, Inc. (a)	2,867	51,176
Lancaster Colony Corp.	6,708	477,677
Lifeway Foods, Inc.	1,611	16,706
Medifast, Inc. (a)	5,043	99,246
Natures Sunshine Prods, Inc.	4,128	62,333

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	51

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Foods (concluded)
Nutraceutical International Corp. (a)	3,125	$47,656
Omega Protein Corp. (a)	6,953	51,174
Post Holdings, Inc. (a)	10,031	308,453
Roundy’s, Inc.	7,256	74,084
Schiff Nutrition International, Inc. (a)	4,872	87,452
Seneca Foods Corp. (a)	3,273	88,044
Smart Balance, Inc. (a)(b)	21,461	201,519
Snyders-Lance, Inc.	16,062	405,244
Synutra International, Inc. (a)(b)	6,336	34,214
Tootsie Roll Industries, Inc.	8,604	205,291
TreeHouse Foods, Inc. (a)	13,053	813,071
United Natural Foods, Inc. (a)	17,745	973,491
Westway Group, Inc. (a)	4,249	25,452

		6,062,933

Forest Products — 0.1%
Deltic Timber Corp.	3,950	240,871
Universal Forest Products, Inc.	7,164	279,253

		520,124

Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,889	83,925
Deluxe Corp.	18,520	461,889
Ennis, Inc.	9,474	145,710
Innerworkings, Inc. (a)	11,561	156,420
Multi-Color Corp.	4,879	108,509
Quad/Graphics, Inc.	9,111	131,016
Schawk, Inc.	4,318	54,839

		1,142,308

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	5,699	47,416
Hillenbrand, Inc.	20,024	368,041
Matthews International Corp., Class A	10,219	332,015
Stewart Enterprises, Inc., Class A	27,170	193,994

		941,466

Gas Pipeline — 0.2%
Crosstex Energy, Inc.	14,968	209,552
SemGroup Corp. (a)	15,262	487,316

		696,868

Glass — 0.0%
Apogee Enterprises, Inc.	10,303	165,569

Gold — 0.3%
Coeur d’Alene Mines Corp. (a)	32,638	573,123
Gold Reserve, Inc. (a)	19,005	66,327
Gold Resource Corp.	10,842	281,784
Golden Star Resources Ltd. (a)	94,068	109,119
Midway Gold Corp. (a)	41,458	57,627
Vista Gold Corp. (a)	21,143	61,526

		1,149,506

Health Care Facilities — 0.7%
Amsurg Corp. (a)(b)	11,483	344,260
Assisted Living Concepts, Inc.	7,008	99,654
Capital Senior Living Corp. (a)	10,226	108,396
Emeritus Corp. (a)	11,150	187,654
The Ensign Group, Inc.	6,306	178,271
Five Star Quality Care, Inc. (a)	14,232	43,692
Hanger Orthopedic Group, Inc. (a)(b)	12,382	317,474
HealthSouth Corp. (a)	34,705	807,238

Common Stocks	Shares	Value
Health Care Facilities (concluded)
Integramed America, Inc. (a)	3,163	$43,808
Kindred Healthcare, Inc. (a)	19,174	188,480
National Healthcare Corp.	3,820	172,779
Select Medical Holdings Corp. (a)(b)	12,715	128,549
Skilled Healthcare Group, Inc., Class A (a)	6,820	42,830
Sunrise Senior Living, Inc. (a)(b)	21,184	154,431
US Physical Therapy, Inc.	4,312	109,654
Vanguard Health Systems, Inc. (a)	11,504	102,271

		3,029,441

Health Care Management Services — 0.7%
Bioscript, Inc. (a)(b)	15,978	118,716
Centene Corp. (a)	18,718	564,535
Computer Programs & Systems, Inc.	4,018	229,910
Magellan Health Services, Inc. (a)	9,911	449,266
Metropolitan Health Networks, Inc. (a)(b)	16,061	153,704
Molina Healthcare, Inc. (a)	10,890	255,479
National Research Corp.	911	47,691
Triple-S Management Corp. (a)(b)	7,079	129,404
Universal American Corp. (a)	13,668	143,924
WellCare Health Plans, Inc. (a)(b)	15,659	829,927

		2,922,556

Health Care Services — 1.6%
Acadia Healthcare Co., Inc. (a)	8,354	146,529
Accretive Health, Inc. (a)	20,487	224,537
Air Methods Corp. (a)	4,663	458,140
Almost Family, Inc. (a)	3,043	67,981
Amedisys, Inc. (a)	10,933	136,116
AMN Healthcare Services, Inc. (a)	14,828	87,930
athenahealth, Inc. (a)	13,023	1,031,031
Chemed Corp.	6,977	421,690
Chindex International, Inc. (a)	4,102	40,200
Corvel Corp. (a)	2,255	110,495
Cross Country Healthcare, Inc. (a)	9,935	43,416
ePocrates, Inc. (a)	6,671	53,501
ExamWorks Group, Inc. (a)	10,600	140,238
Gentiva Health Services, Inc. (a)	11,086	76,826
Greenway Medical Technologies (a)	2,873	46,859
Healthways, Inc. (a)	12,061	96,247
HMS Holdings Corp. (a)(b)	31,226	1,040,138
IPC The Hospitalist Co., Inc. (a)	6,014	272,554
LHC Group, Inc. (a)	5,792	98,232
Medidata Solutions, Inc. (a)(b)	8,066	263,516
Mediware Information Systems (a)	1,263	18,440
MModal, Inc. (a)	14,285	185,419
MWI Veterinary Supply, Inc. (a)(b)	4,620	474,797
Omnicell, Inc. (a)	12,193	178,505
PharMerica Corp. (a)(b)	10,677	116,593
Quality Systems, Inc.	14,375	395,456
Sun Healthcare Group, Inc. (a)	9,302	77,858
Team Health Holdings, Inc. (a)	10,296	248,031
WebMD Health Corp., Class A (a)	18,427	377,938

		6,929,213

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)(b)	21,147	284,427
The Providence Service Corp. (a)	4,779	65,520

		349,947

See Notes to Financial Statements.

52	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Home Building — 0.5%
Beazer Homes USA, Inc. (a)	36,841	$119,733
Hovnanian Enterprises, Inc., Class A (a)	36,334	105,369
KB Home	28,036	274,753
M/I Homes, Inc. (a)	6,871	119,006
MDC Holdings, Inc.	13,908	454,374
Meritage Homes Corp. (a)(b)	10,291	349,276
Ryland Group, Inc.	16,211	414,677
Standard-Pacific Corp. (a)	39,515	244,598

		2,081,786

Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	11,297	435,613
Marcus Corp.	7,145	98,315
Morgans Hotel Group Co. (a)	7,923	37,238
Orient Express Hotels Ltd., Class A (a)	35,187	294,515
Red Lion Hotels Corp. (a)	5,011	43,345

		909,026

Household Appliances — 0.0%
National Presto Industries, Inc. (b)	1,746	121,818

Household Equipment & Products — 0.2%
American Greetings Corp., Class A	12,750	186,405
Blyth, Inc.	3,786	130,844
Central Garden & Pet Co., Class A (a)	14,048	152,983
CSS Industries, Inc.	3,494	71,802
Helen of Troy Ltd. (a)(b)	11,514	390,209
Libbey, Inc. (a)	7,450	114,506

		1,046,749

Household Furnishings — 0.3%
American Woodmark Corp. (a)	3,517	60,141
Bassett Furniture Industries, Inc.	4,056	41,817
Ethan Allen Interiors, Inc.	8,795	175,284
Flexsteel Industries, Inc.	1,615	31,945
Hooker Furniture Corp.	3,892	45,887
Kirkland’s, Inc. (a)	5,275	59,344
La-Z-Boy, Inc. (a)	18,828	231,396
Lifetime Brands, Inc.	3,523	43,932
Sealy Corp. (a)(b)	18,698	34,591
Select Comfort Corp. (a)	20,639	431,768

		1,156,105

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	21,765	239,633
Citizens, Inc. (a)	14,149	137,953
CNO Financial Group, Inc.	77,068	601,130
FBL Financial Group, Inc., Class A	3,699	103,609
Independence Holding Co.	2,982	29,373
Kansas City Life Insurance Co.	1,480	52,081
National Western Life Insurance Co., Class A	796	112,968
The Phoenix Cos., Inc. (a)	42,792	79,165
Presidential Life Corp.	7,955	78,198
Primerica, Inc.	17,058	455,960
Symetra Financial Corp.	28,109	354,736

		2,244,806

Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	31,176	727,959
Crawford & Co., Class B	9,788	40,033
Eastern Insurance Holdings, Inc.	2,378	40,426
eHealth, Inc. (a)	7,271	117,136
Flagstone Reinsurance Holdings SA (b)	19,489	156,107

Common Stocks	Shares	Value
Insurance: Multi-Line (concluded)
Fortegra Financial Corp. (a)	2,531	$20,248
Horace Mann Educators Corp.	14,431	252,254
Maiden Holdings Ltd.	18,173	157,742
Pico Holdings, Inc. (a)(b)	8,263	185,174
Platinum Underwriters Holdings Ltd.	12,650	481,965

		2,179,044

Insurance: Property-Casualty — 1.3%
American Safety Insurance Holdings Ltd. (a)	3,287	61,631
Amerisafe, Inc. (a)(b)	6,593	171,088
AmTrust Financial Services, Inc.	8,896	264,300
Argo Group International Holdings Ltd. (b)	9,371	274,289
Baldwin & Lyons, Inc., Class B	3,324	77,250
Donegal Group, Inc., Class A	2,845	37,782
EMC Insurance Group, Inc.	1,700	34,340
Employers Holdings, Inc.	10,430	188,157
Enstar Group Ltd. (a)	3,060	302,756
First American Financial Corp.	38,589	654,470
Global Indemnity Plc (a)	4,189	84,827
Greenlight Capital Re Ltd. (a)(b)	10,204	259,386
Hallmark Financial Services, Inc. (a)	5,168	40,310
Hilltop Holdings, Inc. (a)	14,444	148,918
Homeowners Choice, Inc.	2,638	46,429
Infinity Property & Casualty Corp.	4,294	247,635
Investors Title Co.	437	24,878
Meadowbrook Insurance Group, Inc.	18,366	161,437
Montpelier Re Holdings Ltd.	18,231	388,138
National Interstate Corp.	2,302	61,210
Navigators Group, Inc. (a)(b)	3,629	181,632
OneBeacon Insurance Group Ltd.	8,302	108,092
Radian Group, Inc. (b)	48,526	159,651
RLI Corp.	7,712	525,958
Safety Insurance Group, Inc.	4,622	187,838
SeaBright Holdings, Inc.	7,094	63,066
Selective Insurance Group, Inc.	19,956	347,434
State Auto Financial Corp.	5,406	75,954
Stewart Information Services Corp.	6,677	102,492
Tower Group, Inc.	12,660	264,214
United Fire Group, Inc.	7,354	156,861
Universal Insurance Holdings, Inc.	6,858	23,386

		5,725,809

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,913	45,626

Leisure Time — 1.2%
Black Diamond, Inc. (a)	7,582	71,650
Bluegreen Corp. (a)	5,206	25,822
Callaway Golf Co.	23,631	139,659
Churchill Downs, Inc.	4,729	278,018
International Speedway Corp., Class A	10,058	263,318
Interval Leisure Group, Inc.	14,103	268,098
Johnson Outdoors, Inc. (a)	2,043	42,086
Life Time Fitness, Inc. (a)	15,575	724,393
Marriott Vacations Worldwide Corp. (a)	9,668	299,515
Orbitz Worldwide, Inc. (a)	8,598	31,383
Pool Corp.	17,240	697,530
Premier Exhibitions, Inc. (a)	9,307	25,129
Six Flags Entertainment Corp.	14,424	781,492
Smith & Wesson Holding Corp. (a)	23,626	196,332
Speedway Motorsports, Inc.	4,229	71,512
Steinway Musical Instruments, Inc. (a)	2,492	61,054

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	53

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
Sturm Ruger & Co., Inc.	6,967	$279,725
Town Sports International Holdings, Inc. (a)	8,424	111,955
Vail Resorts, Inc.	13,082	655,147
West Marine, Inc. (a)	5,484	64,437

		5,088,255

Luxury Items — 0.0%
Movado Group, Inc.	6,414	160,478

Machinery: Agricultural — 0.2%
Alamo Group, Inc.	2,514	78,864
Lindsay Manufacturing Co.	4,616	299,578
Titan International, Inc.	15,348	376,487
Titan Machinery, Inc. (a)	6,144	186,593

		941,522

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	7,278	223,289
Douglas Dynamics, Inc.	8,027	114,385
NACCO Industries, Inc., Class A	2,003	232,848

		570,522

Machinery: Engines — 0.1%
Briggs & Stratton Corp.	17,679	309,206

Machinery: Industrial — 1.3%
Actuant Corp., Class A	24,810	673,839
Altra Holdings, Inc.	9,779	154,313
Applied Industrial Technologies, Inc.	15,336	565,132
Chart Industries, Inc. (a)	10,870	747,421
Columbus McKinnon Corp. (a)	7,032	106,113
DXP Enterprises, Inc. (a)	3,203	132,892
EnPro Industries, Inc. (a)	7,462	278,855
Flow International Corp. (a)	17,526	55,207
Graham Corp.	3,629	67,572
Hardinge, Inc.	4,196	38,184
John Bean Technologies Corp.	10,468	142,051
Kadant, Inc. (a)	4,242	99,475
Middleby Corp. (a)	6,801	677,448
MTS Systems Corp.	5,842	225,209
Omega Flex, Inc. (a)	998	11,886
Proto Labs, Inc. (a)	1,825	52,487
Sauer-Danfoss, Inc.	4,252	148,522
Tennant Co.	6,849	273,617
Twin Disc, Inc.	3,137	58,003
Woodward, Inc.	25,127	991,009

		5,499,235

Machinery: Specialty — 0.1%
Albany International Corp., Class A	10,014	187,362
Cascade Corp.	3,349	157,570
Hurco Cos., Inc. (a)	2,286	46,840

		391,772

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,504	128,405

Medical & Dental Instruments & Supplies — 2.6%
Abiomed, Inc. (a)	12,156	277,400
Align Technology, Inc. (a)(b)	26,112	873,707
Alphatec Holdings, Inc. (a)	19,744	36,329
AngioDynamics, Inc. (a)	8,858	106,385
Anika Therapeutics, Inc. (a)	4,286	58,247
Antares Pharma, Inc. (a)	33,195	120,830

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
AtriCure, Inc. (a)(b)	5,296	$50,895
Atrion Corp.	573	117,453
Biolase Technology, Inc. (a)	1	1
Cantel Medical Corp.	7,709	210,070
Cardiovascular Systems, Inc. (a)	6,047	59,200
Cerus Corp. (a)	19,896	66,055
Conceptus, Inc. (a)(b)	11,401	225,968
CONMED Corp.	10,269	284,143
CryoLife, Inc. (a)	9,953	52,054
Derma Sciences, Inc. (a)	3,339	31,787
Endologix, Inc. (a)(b)	20,130	310,807
Exactech, Inc. (a)	3,135	52,574
Hansen Medical, Inc. (a)(b)	19,953	45,293
Heartware International, Inc. (a)(b)	5,132	455,722
ICU Medical, Inc. (a)(b)	4,541	242,399
Insulet Corp. (a)	17,355	370,876
Integra LifeSciences Holdings Corp. (a)	7,071	262,900
Invacare Corp.	11,531	177,923
Landauer, Inc.	3,428	196,527
MAKO Surgical Corp. (a)(b)	13,138	336,464
Medtox Scientific, Inc. (a)	2,724	73,439
Meridian Bioscience, Inc.	14,984	306,573
Merit Medical Systems, Inc. (a)(b)	15,255	210,672
Navidea Biopharmaceuticals, Inc. (a)	35,108	130,602
Neogen Corp. (a)(b)	8,550	395,010
NuVasive, Inc. (a)	15,686	397,797
OraSure Technologies, Inc. (a)	17,513	196,846
Orthofix International NV (a)(b)	6,792	280,170
Owens & Minor, Inc.	23,068	706,573
PSS World Medical, Inc. (a)	18,315	384,432
Quidel Corp. (a)	10,294	161,410
Rochester Medical Corp. (a)	3,786	40,737
Rockwell Medical Technologies, Inc. (a)	7,562	70,402
Staar Surgical Co. (a)(b)	13,251	102,960
Steris Corp.	20,997	658,676
SurModics, Inc. (a)	5,558	96,153
Symmetry Medical, Inc. (a)(b)	13,271	113,865
Tornier NV (a)	5,493	123,153
Unilife Corp. (a)	26,933	91,034
Utah Medical Products, Inc.	1,157	38,794
Vascular Solutions, Inc. (a)	5,971	74,996
Volcano Corp. (a)	19,347	554,292
West Pharmaceutical Services, Inc.	12,304	621,229
Wright Medical Group, Inc. (a)	14,283	304,942
Young Innovations, Inc.	2,009	69,290

		11,226,056

Medical Equipment — 1.1%
Abaxis, Inc. (a)	7,891	291,967
Accuray, Inc. (a)(b)	25,916	177,266
Affymetrix, Inc. (a)	25,638	120,242
Analogic Corp.	4,450	275,900
ArthroCare Corp. (a)	10,043	294,059
Cyberonics, Inc. (a)(b)	10,006	449,670
Cynosure, Inc., Class A (a)	3,549	75,061
DexCom, Inc. (a)(b)	24,915	322,898
EnteroMedics, Inc. (a)	9,275	31,999
Fluidigm Corp. (a)	7,427	111,702
Greatbatch, Inc. (a)(b)	8,557	194,330
Haemonetics Corp. (a)	9,200	681,812
IRIS International, Inc. (a)	5,803	65,574

See Notes to Financial Statements.

54	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical Equipment (concluded)
Luminex Corp. (a)	15,133	$370,607
Masimo Corp. (a)	18,138	405,929
Merge Healthcare, Inc. (a)	21,505	61,504
Natus Medical, Inc. (a)	10,690	124,218
NxStage Medical, Inc. (a)(b)	17,883	299,719
Palomar Medical Technologies, Inc. (a)	7,064	60,044
Solta Medical, Inc. (a)	22,469	65,834
Spectranetic Corp. (a)	12,486	142,590
Zeltiq Aesthetics, Inc. (a)	6,154	34,462

		4,657,387

Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	8,933	234,759
eResearch Technology, Inc. (a)	17,958	143,485
Parexel International Corp. (a)	21,762	614,341

		992,585

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	3,106	56,933
Compx International, Inc.	465	5,859
Dynamic Materials Corp.	4,890	84,744
The Eastern Co.	2,231	36,031
Haynes International, Inc.	4,466	227,498
Kaydon Corp.	11,657	249,343
L.B. Foster Co., Class A	3,297	94,327
Metals USA Holdings Corp. (a)	4,253	67,665
Mueller Industries, Inc.	9,858	419,852
Mueller Water Products, Inc., Series A	56,991	197,189
NN, Inc. (a)	6,202	63,322
Northwest Pipe Co. (a)	3,391	82,266
RBC Bearings, Inc. (a)	8,055	381,001
Rexnord Corp. (a)	10,443	209,278
RTI International Metals, Inc. (a)	11,003	248,998
Worthington Industries, Inc.	18,991	388,746

		2,813,052

Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	9,166	259,490
General Moly, Inc. (a)	24,542	77,062
Globe Specialty Metals, Inc.	22,335	299,959
Hecla Mining Co.	103,635	492,266
Materion Corp.	7,405	170,537
McEwen Mining, Inc. (a)	71,565	215,411
Minerals Technologies, Inc.	6,441	410,807
Oil-Dri Corp. of America	1,750	38,325
Paramount Gold and Silver Corp. (a)(b)	47,416	113,798
SunCoke Energy, Inc. (a)	25,417	372,359
United States Lime & Minerals, Inc. (a)	635	29,635
Uranerz Energy Corp. (a)(b)	24,947	36,173
US Antimony Corp. (a)	19,562	79,031
US Silica Holdings, Inc. (a)	4,353	49,015

		2,643,868

Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc. (a)	8,340	271,634

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	41,079	424,757
AT Cross Co., Class A (a)	3,489	34,436
Electronics for Imaging, Inc. (a)(b)	16,849	273,796
Herman Miller, Inc.	21,161	391,902
HNI Corp.	16,551	426,188

Common Stocks	Shares	Value
Office Supplies & Equipment (concluded)
Kimball International, Inc., Class B	11,838	$91,153
Knoll, Inc.	17,379	233,226
Steelcase, Inc., Class A	27,676	249,914
United Stationers, Inc.	14,763	397,863

		2,523,235

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)(b)	57,601	203,908
Vantage Drilling Co. (a)	69,497	104,245

		308,153

Oil Well Equipment & Services — 1.5%
Basic Energy Services, Inc. (a)	11,190	115,481
Bolt Technology Corp.	3,084	46,291
Cal Dive International, Inc. (a)	34,880	101,152
Dawson Geophysical Co. (a)	2,906	69,221
Dril-Quip, Inc. (a)(b)	14,600	957,614
Edgen Group, Inc. (a)	5,390	40,533
Exterran Holdings, Inc. (a)(b)	23,548	300,237
Flotek Industries, Inc. (a)	18,044	168,531
Forbes Energy Services Ltd. (a)	5,263	24,736
Forum Energy Technologies, Inc. (a)	8,053	158,564
Global Geophysical Services, Inc. (a)	7,038	43,073
Gulf Island Fabrication, Inc.	5,229	147,510
Helix Energy Solutions Group, Inc. (a)	38,384	629,881
Hornbeck Offshore Services, Inc. (a)	12,834	497,703
ION Geophysical Corp. (a)	47,977	316,168
Key Energy Services, Inc. (a)(b)	54,864	416,966
Lufkin Industries, Inc.	12,206	663,030
Matrix Service Co. (a)	9,460	107,371
Mitcham Industries, Inc. (a)	4,652	78,944
Natural Gas Services Group, Inc. (a)	4,461	66,112
Newpark Resources, Inc. (a)	32,635	192,546
OYO Geospace Corp. (a)	2,317	208,507
Parker Drilling Co. (a)	42,732	192,721
Pioneer Drilling Co. (a)	22,459	178,998
RigNet, Inc. (a)	4,422	76,899
Tesco Corp. (a)	11,030	132,360
Tetra Technologies, Inc. (a)	28,190	200,995
TGC Industries, Inc. (a)	5,320	51,657
Union Drilling, Inc. (a)	4,914	22,015
Willbros Group, Inc. (a)	14,188	91,654

		6,297,470

Oil: Crude Producers — 2.8%
Abraxas Petroleum Corp. (a)	29,959	95,569
Apco Oil and Gas International, Inc.	3,277	59,150
Approach Resources, Inc. (a)	10,525	268,808
ATP Oil & Gas Corp. (a)(b)	16,266	54,979
Berry Petroleum Co., Class A	19,027	754,611
Bill Barrett Corp. (a)	17,470	374,207
Bonanza Creek Energy, Inc. (a)	3,576	59,469
BPZ Resources, Inc. (a)(b)	38,015	96,178
Callon Petroleum Co. (a)	14,454	61,574
Carrizo Oil & Gas, Inc. (a)	14,373	337,909
Ceres, Inc. (a)	2,155	19,503
Clayton Williams Energy, Inc. (a)	2,155	104,259
Comstock Resources, Inc. (a)(b)	17,474	286,923
Contango Oil & Gas Co. (a)(b)	4,624	273,741
CREDO Petroleum Corp. (a)	2,469	35,726
Crimson Exploration, Inc. (a)	7,654	35,132
Endeavour International Corp. (a)	13,795	115,878
Energy Partners Ltd. (a)	10,098	170,656

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	55

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Energy XXI Bermuda Ltd.	28,666	$896,959
Evolution Petroleum Corp. (a)(b)	6,014	50,157
Forest Oil Corp. (a)(b)	42,763	313,453
FX Energy, Inc. (a)	19,236	114,454
Gastar Exploration Ltd. (a)	21,333	41,173
GeoResources, Inc. (a)	7,709	282,226
Goodrich Petroleum Corp. (a)	9,431	130,714
Gulfport Energy Corp. (a)	20,230	417,345
Halcon Resources Corp. (a)(b)	25,640	242,042
Harvest Natural Resources, Inc. (a)	13,640	116,622
Isramco, Inc. (a)	368	40,480
Kodiak Oil & Gas Corp. (a)	95,776	786,321
Magnum Hunter Resources Corp. (a)	53,590	224,006
McMoRan Exploration Co. (a)(b)	36,872	467,168
Midstates Petroleum Co., Inc. (a)	8,709	84,564
Northern Oil and Gas, Inc. (a)	23,074	367,800
Oasis Petroleum, Inc. (a)	29,018	701,655
Panhandle Oil & Gas, Inc.	2,507	75,561
PDC Energy, Inc. (a)	10,876	266,680
Penn Virginia Corp.	16,644	122,167
Petroquest Energy, Inc. (a)	20,561	102,805
Quicksilver Resources, Inc. (a)	42,522	230,469
Resolute Energy Corp. (a)	17,494	167,418
Rex Energy Corp. (a)	15,696	175,952
Rosetta Resources, Inc. (a)	19,220	704,221
Sanchez Energy Corp. (a)	4,206	87,485
Saratoga Resources, Inc. (a)	6,533	38,414
Stone Energy Corp. (a)	17,977	455,537
Swift Energy Co. (a)(b)	15,563	289,627
Synergy Resources Corp. (a)	14,099	43,425
Triangle Petroleum Corp. (a)	16,128	89,994
Vaalco Energy, Inc. (a)(b)	21,055	181,705
Venoco, Inc. (a)(b)	10,694	107,047
Voyager Oil & Gas, Inc. (a)	17,195	30,263
W&T Offshore, Inc.	12,628	193,208
Warren Resources, Inc. (a)	26,247	62,993
ZaZa Energy Corp. (a)	9,051	40,911

		11,947,293

Oil: Integrated — 0.1%
Targa Resources, Inc.	10,533	449,759

Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	790	33,117
Alon USA Energy, Inc.	3,653	30,904
Arabian American Development Co. (a)	7,377	71,483
Clean Energy Fuels Corp. (a)(b)	24,081	373,256
CVR Energy, Inc. (a)	6,080	161,606
Delek US Holdings, Inc.	6,257	110,061
Miller Energy Resources, Inc. (a)	10,744	53,720
Renewable Energy Group, Inc. (a)	2,649	19,682
Western Refining, Inc.	20,888	465,176

		1,319,005

Paints & Coatings — 0.2%
Chase Corp.	2,279	30,083
Ferro Corp. (a)	31,438	150,902
H.B. Fuller Co.	18,135	556,745

		737,730

Common Stocks	Shares	Value
Paper — 0.6%
Boise, Inc.	36,515	$240,269
Buckeye Technologies, Inc.	14,360	409,116
Clearwater Paper Corp. (a)(b)	8,490	289,679
Kapstone Paper and Packaging Corp. (a)(b)	14,662	232,393
Neenah Paper, Inc.	5,746	153,361
P.H. Glatfelter Co.	15,591	255,225
Resolute Forest Products (a)	29,326	339,595
Schweitzer-Mauduit International, Inc.	5,669	386,285
Wausau Paper Corp.	16,055	156,215

		2,462,138

Personal Care — 0.1%
Female Health Co.	7,147	41,953
Orchids Paper Products Co.	2,070	36,597
PhotoMedex, Inc. (a)	4,758	57,810
USANA Health Sciences, Inc. (a)	2,168	89,148
WD-40 Co.	5,789	288,350

		513,858

Pharmaceuticals — 2.5%
Achillion Pharmaceuticals, Inc. (a)(b)	19,362	120,044
Acura Pharmaceuticals, Inc. (a)(b)	4,423	13,888
Akorn, Inc. (a)(b)	20,675	326,045
Ampio Pharmaceuticals, Inc. (a)(b)	7,986	40,569
Anacor Pharmaceuticals, Inc. (a)	5,190	33,683
Auxilium Pharmaceuticals, Inc. (a)(b)	17,564	472,296
Avanir Pharmaceuticals, Inc. (a)	49,334	193,389
BioCryst Pharmaceuticals, Inc. (a)	17,888	71,194
Biospecifics Technologies (a)	1,794	33,691
Cadence Pharmaceuticals, Inc. (a)	21,772	77,726
Cambrex Corp. (a)	10,755	101,205
Cempra, Inc. (a)	1,556	14,564
Corcept Therapeutics, Inc. (a)	15,898	71,382
Cumberland Pharmaceuticals, Inc. (a)	4,221	27,268
Depomed, Inc. (a)(b)	20,233	115,126
Dusa Pharmaceuticals, Inc. (a)	8,177	42,684
Endocyte, Inc. (a)	10,765	88,488
Hi-Tech Pharmacal Co., Inc. (a)	3,888	125,971
Impax Laboratories, Inc. (a)	24,333	493,230
Infinity Pharmaceuticals, Inc. (a)	7,075	95,937
Ironwood Pharmaceuticals, Inc. (a)	27,269	375,767
Isis Pharmaceuticals, Inc. (a)	36,381	436,572
Jazz Pharmaceuticals Plc (a)	15,098	679,561
Lannett Co., Inc. (a)	5,664	24,015
MAP Pharmaceuticals, Inc. (a)	9,065	135,794
The Medicines Co. (a)	20,019	459,236
Medicis Pharmaceutical Corp., Class A	20,871	712,745
Obagi Medical Products, Inc. (a)	6,791	103,699
Optimer Pharmaceuticals, Inc. (a)(b)	17,077	265,035
Pacira Pharmaceuticals, Inc. (a)	6,713	107,677
Pain Therapeutics, Inc. (a)	13,691	64,211
Par Pharmaceutical Cos., Inc. (a)	13,343	482,216
Pernix Therapeutics Holdings, Inc. (a)	3,265	23,802
Pharmacyclics, Inc. (a)	19,780	1,080,186
Pozen, Inc. (a)	9,738	60,765
Prestige Brands Holdings, Inc. (a)(b)	18,252	288,564
Questcor Pharmaceuticals, Inc. (a)(b)	19,536	1,040,097
Sagent Pharmaceuticals, Inc. (a)	3,404	61,544
Santarus, Inc. (a)	19,913	141,183
Sciclone Pharmaceuticals, Inc. (a)(b)	20,643	144,707
SIGA Technologies, Inc. (a)(b)	12,574	36,087
Spectrum Pharmaceuticals, Inc. (a)(b)	21,625	336,485

See Notes to Financial Statements.

56	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Supernus Pharmaceuticals, Inc. (a)	1,181	$11,054
Vical, Inc. (a)	27,622	99,439
Vivus, Inc. (a)	36,236	1,034,175
Xenoport, Inc. (a)	12,970	78,339
Zogenix, Inc. (a)	13,220	32,786

		10,874,121

Plastics — 0.1%
A. Schulman, Inc.	10,738	213,150
Spartech Corp. (a)	11,031	57,030

		270,180

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	14,500	194,590
Generac Holdings, Inc. (a)	9,001	216,564
Global Power Equipment Group, Inc.	6,228	136,020
Maxwell Technologies, Inc. (a)	10,604	69,562
Powell Industries, Inc. (a)	3,243	121,159
Power-One, Inc. (a)	24,372	110,161
Vicor Corp.	7,078	49,121

		897,177

Precious Metals & Minerals — 0.1%
Golden Minerals Co. (a)(b)	10,446	47,112
Horsehead Holding Corp. (a)	15,917	158,533
Stillwater Mining Co. (a)	42,072	359,295

		564,940

Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	9,392	54,943
Cenveo, Inc. (a)	19,755	38,127
VistaPrint NV (a)(b)	13,436	433,983

		527,053

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)(b)	17,740	259,891
Park-Ohio Holdings Corp. (a)	3,143	59,811

		319,702

Production Technology Equipment — 1.3%
ATMI, Inc. (a)(b)	11,598	238,571
Axcelis Technologies, Inc. (a)	39,525	47,430
Brooks Automation, Inc.	24,099	227,495
Cognex Corp.	15,573	492,885
Cohu, Inc.	8,837	89,784
Cymer, Inc. (a)	11,240	662,598
Electro Scientific Industries, Inc.	8,308	98,201
Entegris, Inc. (a)	49,919	426,308
FEI Co. (a)	13,788	659,618
FSI International, Inc. (a)	14,366	51,574
GSI Group, Inc. (a)	10,597	121,442
Intevac, Inc. (a)	8,438	63,454
LTX-Credence Corp. (a)	17,964	120,359
Mattson Technology, Inc. (a)	21,235	37,161
MKS Instruments, Inc.	19,095	552,418
Nanometrics, Inc. (a)	8,540	131,174
Photronics, Inc. (a)	21,994	134,163
Rudolph Technologies, Inc. (a)	11,670	101,762
Tessera Technologies, Inc.	18,860	289,878
Ultra Clean Holdings, Inc. (a)	8,612	55,375
Ultratech, Inc. (a)(b)	9,525	300,038
Veeco Instruments, Inc. (a)	14,122	485,232

		5,386,920

Common Stocks	Shares	Value
Publishing — 0.3%
Courier Corp.	3,747	$49,648
Daily Journal Corp. (a)	338	28,994
The Dolan Co. (a)	11,060	74,434
Journal Communications, Inc., Class A (a)	15,838	81,724
Martha Stewart Living Omnimedia, Inc., Class A	9,730	33,082
McClatchy Co., Class A (a)(b)	21,082	46,380
Meredith Corp. (b)	13,167	420,554
The New York Times Co., Class A (a)	49,507	386,154
Scholastic Corp.	9,424	265,380
Value Line, Inc.	449	5,339

		1,391,689

Radio & TV Broadcasters — 0.2%
Beasley Broadcasting Group, Inc., Class A (a)	1,542	9,082
Central European Media Enterprises Ltd. (a)	13,348	67,808
Crown Media Holdings, Inc., Class A (a)	11,921	20,862
Cumulus Media, Inc., Class A (a)	20,374	61,326
Dial Global, Inc. (a)(b)	1,630	5,412
Entercom Communications Corp. (a)	8,906	53,614
Entravision Communications Corp., Class A	19,001	22,991
Fisher Communications, Inc. (a)	3,207	95,921
Lin TV Corp., Class A (a)	10,816	32,664
Nexstar Broadcasting Group, Inc., Class A (a)	4,121	27,776
Outdoor Channel Holdings, Inc.	5,513	40,300
Saga Communications, Inc. (a)	1,295	48,058
Salem Communications Corp., Class A	3,658	20,009
Sinclair Broadcast Group, Inc., Class A	18,301	165,807

		671,630

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	3,415	92,547
Freightcar America, Inc.	4,352	99,965
Greenbrier Cos., Inc. (a)	8,307	146,037

		338,549

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	14,719	777,752
Railamerica, Inc. (a)	6,896	166,883

		944,635

Real Estate — 0.2%
AV Homes, Inc. (a)	3,584	52,255
Consolidated-Tomoka Land Co.	1,503	43,256
Forestar Group, Inc. (a)	12,662	162,200
Griffin Land & Nurseries, Inc.	987	27,626
HFF, Inc., Class A (a)(b)	11,927	166,262
Kennedy-Wilson Holdings, Inc.	12,746	178,572
Market Leader, Inc. (a)	8,020	40,742
Tejon Ranch Co. (a)	4,789	137,061
Thomas Properties Group, Inc.	11,701	63,653

		871,627

Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust (b)	15,972	370,231
AG Mortgage Investment Trust, Inc.	5,727	123,073
Agree Realty Corp.	4,186	92,636
Alexander’s, Inc.	760	327,644
American Assets Trust, Inc.	12,017	291,412
American Capital Mortgage Investment Corp.	13,182	314,786
American Realty Capital Trust, Inc.	57,650	629,538
Anworth Mortgage Asset Corp. (b)	50,348	354,953
Apollo Commercial Real Estate Finance, Inc.	6,383	102,575
Ares Commercial Real Estate Corp.	2,778	48,559
ARMOUR Residential REIT, Inc.	64,672	459,818

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	57

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc. (b)	19,434	$163,829
Associated Estates Realty Corp. (b)	15,468	231,247
Campus Crest Communities, Inc.	11,269	117,085
CapLease, Inc. (b)	24,111	100,061
Capstead Mortgage Corp. (b)	34,247	476,376
Cedar Realty Trust, Inc.	21,979	110,994
Chatham Lodging Trust	5,025	71,757
Chesapeake Lodging Trust	11,683	201,181
Colonial Properties Trust (b)	32,010	708,701
Colony Financial, Inc.	11,980	207,254
Coresite Realty Corp.	7,471	192,901
Cousins Properties, Inc.	33,355	258,501
CreXus Investment Corp. (b)	24,413	248,280
CubeSmart	44,879	523,738
CYS Investments, Inc.	42,425	584,192
DCT Industrial Trust, Inc.	90,028	567,176
DiamondRock Hospitality Co.	61,160	623,832
Dupont Fabros Technology, Inc.	22,305	637,031
Dynex Capital Corp. (b)	19,699	204,476
Eastgroup Properties, Inc. (b)	10,370	552,721
Education Realty Trust, Inc.	34,569	383,025
Entertainment Properties Trust (b)	17,054	701,090
Equity One, Inc.	20,045	424,954
Excel Trust, Inc.	12,222	146,175
FelCor Lodging Trust, Inc. (a)	45,244	212,647
First Industrial Realty Trust, Inc. (a)	32,262	407,146
First Potomac Realty Trust (b)	18,538	218,192
Franklin Street Properties Corp. (b)	26,442	279,756
Getty Realty Corp.	9,381	179,646
Gladstone Commercial Corp.	4,013	66,857
Glimcher Realty Trust (b)	50,762	518,788
Government Properties Income Trust	13,520	305,822
Gramercy Capital Corp. (a)	16,688	41,720
Gyrodyne Co. of America, Inc. (a)	428	48,925
Healthcare Realty Trust, Inc.	28,386	676,722
Hersha Hospitality Trust (b)	62,705	331,082
Highwoods Properties, Inc.	24,583	827,218
Hudson Pacific Properties, Inc.	13,026	226,783
Inland Real Estate Corp. (b)	27,939	234,129
InvesCo. Mortgage Capital, Inc.	42,041	771,032
Investors Real Estate Trust	31,190	246,401
iStar Financial, Inc. (a)	30,666	197,796
Kite Realty Group Trust (b)	20,311	101,352
LaSalle Hotel Properties (b)	31,172	908,352
Lexington Corporate Properties Trust	43,305	366,793
LTC Properties, Inc. (b)	11,112	403,143
Medical Properties Trust, Inc.	49,495	476,142
Mission West Properties, Inc.	6,688	57,651
Monmouth Real Estate Investment Corp., Class A	14,727	172,600
National Health Investors, Inc. (b)	8,935	454,970
New York Mortgage Trust, Inc.	6,336	44,732
NorthStar Realty Finance Corp.	48,790	254,684
Omega Healthcare Investors, Inc.	38,571	867,848
One Liberty Properties, Inc.	4,251	80,046
Parkway Properties, Inc.	5,774	66,055
Pebblebrook Hotel Trust	19,088	444,941
Pennsylvania Real Estate Investment Trust (b)	20,374	305,203
PennyMac Mortgage Investment Trust (d)	15,032	296,581
Potlatch Corp.	14,685	469,039
PS Business Parks, Inc.	6,703	453,927
RAIT Financial Trust	18,264	84,380

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Ramco-Gershenson Properties Trust	16,758	$210,648
Redwood Trust, Inc.	28,735	358,613
Resource Capital Corp.	30,878	164,580
Retail Opportunity Investments Corp.	18,246	220,047
RLJ Lodging Trust	38,832	704,024
Rouse Properties, Inc. (a)	8,028	108,779
Sabra Healthcare REIT, Inc.	13,506	231,088
Saul Centers, Inc.	2,736	117,292
Select Income REIT (a)	3,332	79,168
Sovran Self Storage, Inc.	10,570	529,451
STAG Industrial, Inc.	8,717	127,094
Starwood Property Trust, Inc.	42,287	901,136
Strategic Hotel Capital, Inc. (a)(b)	65,943	425,992
Summit Hotel Properties, Inc.	11,093	92,848
Sun Communities, Inc.	9,648	426,828
Sunstone Hotel Investors, Inc. (a)(b)	43,334	476,241
Terreno Realty Corp.	4,792	72,407
Two Harbors Investment Corp.	78,036	808,453
UMH Properties, Inc.	4,826	51,783
Universal Health Realty Income Trust	4,057	168,487
Urstadt Biddle Properties, Inc., Class A (b)	8,239	162,885
Walter Investment Management Corp.	10,393	243,612
Washington Real Estate Investment Trust	24,151	687,096
Western Asset Mortgage Capital Corp. (a)	2,898	56,482
Whitestone REIT	3,707	51,194
Winthrop Realty Trust	10,620	129,139

		31,256,270

Recreational Vehicles & Boats — 0.3%
Arctic Cat, Inc. (a)	4,611	168,578
Brunswick Corp.	32,459	721,239
Drew Industries, Inc. (a)	6,992	194,727
Marine Products Corp.	3,777	22,964
Winnebago Industries, Inc. (a)	10,613	108,147

		1,215,655

Rental & Leasing Services: Consumer — 0.6%
Amerco, Inc.	3,147	283,136
Avis Budget Group, Inc. (a)	38,580	586,416
Dollar Thrifty Automotive Group, Inc. (a)(b)	10,191	825,063
Rent-A-Center, Inc.	21,568	727,704
Zipcar, Inc. (a)(b)	9,738	114,227

		2,536,546

Restaurants — 1.7%
AFC Enterprises, Inc. (a)(b)	8,838	204,511
Benihana, Inc.	3,871	62,362
Biglari Holdings, Inc. (a)	437	168,852
BJ’s Restaurants, Inc. (a)(b)	8,906	338,428
Bob Evans Farms, Inc.	10,598	426,040
Bravo Brio Restaurant Group, Inc. (a)	7,061	125,898
Buffalo Wild Wings, Inc. (a)(b)	6,745	584,387
Caribou Coffee Co., Inc. (a)	7,663	98,929
Carrols Restaurant Group, Inc. (a)	5,580	33,145
CEC Entertainment, Inc.	6,631	241,170
The Cheesecake Factory, Inc. (a)	19,622	627,119
Cracker Barrel Old Country Store, Inc.	6,990	438,972
Denny’s Corp. (a)(b)	34,863	154,792
DineEquity, Inc. (a)(b)	5,569	248,600
Domino’s Pizza, Inc.	21,031	650,068
Einstein Noah Restaurant Group, Inc.	2,253	39,563
Ellie Mae, Inc. (a)	7,874	141,732
Fiesta Restaurant Group, Inc. (a)	5,841	77,276

See Notes to Financial Statements.

58	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Restaurants (concluded)
Frisch’s Restaurants, Inc.	1,105	$31,316
Ignite Restaurant Group, Inc. (a)	2,386	43,210
Jack in the Box, Inc. (a)	16,044	447,307
Jamba, Inc. (a)	24,483	47,987
Krispy Kreme Doughnuts, Inc. (a)	21,605	138,056
Luby’s, Inc. (a)	7,239	48,501
Nathan’s Famous, Inc. (a)	942	27,789
P.F. Chang’s China Bistro, Inc.	7,739	398,326
Papa John’s International, Inc. (a)	6,525	310,394
Red Robin Gourmet Burgers, Inc. (a)	5,330	162,618
Ruby Tuesday, Inc. (a)	23,295	158,639
Ruth’s Hospitality Group, Inc. (a)	12,915	85,239
Sonic Corp. (a)(b)	22,027	220,711
Texas Roadhouse, Inc., Class A	22,681	418,011

		7,199,948

Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	17,814	490,063
CIRCOR International, Inc.	6,309	215,074
Energy Recovery, Inc. (a)	15,535	37,284
ESCO Technologies, Inc.	9,705	353,650
The Gorman-Rupp Co.	5,515	164,347
Mine Safety Appliances Co.	10,032	403,688
PMFG, Inc. (a)	7,618	59,496
Robbins & Myers, Inc.	13,996	585,313
Sun Hydraulics, Inc.	7,514	182,515
Thermon Group Holdings, Inc. (a)	5,352	110,840
Watts Water Technologies, Inc., Class A	10,765	358,905

		2,961,175

Scientific Instruments: Electrical — 0.7%
A.O. Smith Corp.	14,149	691,745
A123 Systems, Inc. (a)(b)	38,895	49,008
American Superconductor Corp. (a)(b)	14,228	66,872
AZZ, Inc.	4,583	280,754
Coleman Cable, Inc.	3,087	26,826
EnerSys (a)	17,424	611,060
Franklin Electric Co., Inc.	8,508	435,014
Houston Wire & Cable Co.	6,479	70,815
Littelfuse, Inc.	7,874	447,952
Preformed Line Products Co.	866	50,150
Taser International, Inc. (a)(b)	20,217	105,937

		2,836,133

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	5,275	198,076
Faro Technologies, Inc. (a)	6,152	258,876
Measurement Specialties, Inc. (a)	5,489	178,448
Mesa Laboratories, Inc.	933	43,375
Vishay Precision Group, Inc. (a)	4,463	62,259
Zygo Corp. (a)	5,922	105,767

		846,801

Scientific Instruments: Pollution Control — 0.3%
ADA-ES, Inc. (a)	3,285	83,340
Ceco Environmental Corp.	2,559	20,216
Darling International, Inc. (a)	42,726	704,552
EnergySolutions, Inc. (a)	28,379	47,961
Heritage-Crystal Clean, Inc. (a)	2,799	45,764
Met-Pro Corp.	5,220	48,076
Metalico, Inc. (a)	14,497	31,893

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control (concluded)
Team, Inc. (a)	7,236	$225,618
TRC Cos., Inc. (a)	5,660	34,413
US Ecology, Inc.	6,674	118,397

		1,360,230

Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	35,884	210,639
FXCM, Inc.	7,485	88,024
Gain Capital Holdings, Inc.	5,506	27,475
GFI Group, Inc.	25,369	90,314
Gladstone Investment Corp.	8,184	60,480
International FCStone, Inc. (a)	5,001	96,769
Investment Technology Group, Inc. (a)	14,134	130,033
KBW, Inc.	12,616	207,533
Knight Capital Group, Inc., Class A (a)	35,693	426,174
Ladenburg Thalmann Financial Services, Inc. (a)	37,924	58,403
MarketAxess Holdings, Inc.	13,283	353,859
SWS Group, Inc. (a)	10,722	57,148

		1,806,851

Semiconductors & Components — 2.4%
Aeroflex Holding Corp. (a)	7,092	42,907
Alpha & Omega Semiconductor Ltd. (a)	6,168	56,437
Amkor Technology, Inc. (a)	28,992	141,481
Anadigics, Inc. (a)(b)	25,661	46,446
Applied Micro Circuits Corp. (a)	22,612	129,341
Audience, Inc. (a)	2,184	42,108
AuthenTec, Inc. (a)	16,220	70,233
AXT, Inc. (a)	11,698	46,207
Cavium, Inc. (a)(b)	18,061	505,708
Ceva, Inc. (a)	8,435	148,540
Cirrus Logic, Inc. (a)	23,443	700,477
Diodes, Inc. (a)	12,904	242,208
DSP Group, Inc. (a)	6,828	43,290
Entropic Communications, Inc. (a)	32,010	180,536
Exar Corp. (a)	13,491	110,087
Formfactor, Inc. (a)(b)	18,010	116,525
GT Advanced Technologies, Inc. (a)	42,941	226,728
Hittite Microwave Corp. (a)(b)	11,443	584,966
Inphi Corp. (a)	8,497	80,552
Integrated Device Technology, Inc. (a)(b)	51,692	290,509
Integrated Silicon Solutions, Inc. (a)	9,925	100,143
Intermolecular, Inc. (a)	5,047	39,114
International Rectifier Corp. (a)	25,114	502,029
Intersil Corp., Class A	46,282	492,903
IXYS Corp. (a)	8,905	99,469
Kopin Corp. (a)	24,233	83,362
Lattice Semiconductor Corp. (a)(b)	42,844	161,522
M/A-COM Technology Solutions Holdings, Inc. (a)	2,205	40,792
MaxLinear, Inc., Class A (a)	7,910	39,234
MEMC Electronic Materials, Inc. (a)	83,755	181,748
Micrel, Inc.	17,658	168,281
Microsemi Corp. (a)	32,273	596,728
Mindspeed Technologies, Inc. (a)	13,407	32,981
MIPS Technologies, Inc. (a)	17,426	116,231
Monolithic Power Systems, Inc. (a)(b)	11,098	220,517
MoSys, Inc. (a)	11,903	38,566
Omnivision Technologies, Inc. (a)(b)	19,019	254,094
Pericom Semiconductor Corp. (a)	8,555	76,995
PLX Technology, Inc. (a)	16,324	103,657
Power Integrations, Inc.	10,324	385,085
QuickLogic Corp. (a)	14,127	35,459

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	59

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Rambus, Inc. (a)	40,069	$229,996
RF Micro Devices, Inc. (a)(b)	101,089	429,628
Rubicon Technology, Inc. (a)	6,232	63,566
Semtech Corp. (a)	23,802	578,865
Sigma Designs, Inc. (a)	11,944	76,203
Silicon Image, Inc. (a)(b)	30,244	125,210
Spansion, Inc., Class A (a)	17,516	192,326
Standard Microsystems Corp. (a)	8,390	309,507
Supertex, Inc. (a)	3,773	71,121
TriQuint Semiconductor, Inc. (a)	61,235	336,792
Volterra Semiconductor Corp. (a)(b)	9,224	216,303

		10,203,713

Shipping — 0.4%
Frontline Ltd. (b)	18,772	85,600
GasLog Ltd. (a)	8,631	87,605
Genco Shipping & Trading Ltd. (a)	11,338	34,581
Gulfmark Offshore, Inc., Class A (a)	9,745	331,720
International Shipholding Corp.	1,965	37,060
Knightsbridge Tankers Ltd.	8,849	72,031
Nordic American Tankers Ltd. (b)	19,234	261,005
Overseas Shipholding Group, Inc.	8,984	99,812
Rand Logistics, Inc. (a)	6,313	53,660
Scorpio Tankers, Inc. (a)	13,600	86,904
Ship Finance International Ltd.	16,468	257,395
Teekay Tankers Ltd., Class A	22,923	104,529

		1,511,902

Specialty Retail — 3.3%
1-800-FLOWERS.COM, Inc., Class A (a)	9,406	32,827
Aéropostale, Inc. (a)	29,524	526,413
America’s Car-Mart, Inc. (a)	2,907	112,937
ANN, Inc. (a)(b)	17,716	451,581
Asbury Automotive Group, Inc. (a)	10,124	239,838
Barnes & Noble, Inc. (a)	10,367	170,641
bebe Stores, Inc.	13,378	78,529
Big 5 Sporting Goods Corp.	6,045	45,700
Blue Nile, Inc. (a)(b)	5,011	148,877
Body Central Corp. (a)	5,890	53,010
Brown Shoe Co., Inc.	15,577	201,099
The Buckle, Inc. (b)	10,084	399,024
Cabela’s, Inc., Class A (a)(b)	16,951	640,917
CafePress, Inc. (a)	1,697	25,251
Casual Male Retail Group, Inc. (a)	15,090	54,777
The Cato Corp., Class A	9,957	303,290
The Children’s Place Retail Stores, Inc. (a)	8,809	438,952
Citi Trends, Inc. (a)	5,457	84,256
Collective Brands, Inc. (a)	22,117	473,746
Conn’s, Inc. (a)	5,684	84,123
Destination Maternity Corp.	4,852	104,803
Express, Inc. (a)	32,489	590,325
The Finish Line, Inc., Class A	18,437	385,518
Francesca’s Holdings Corp. (a)(b)	12,636	341,298
Genesco, Inc. (a)	8,893	534,914
Group 1 Automotive, Inc.	8,324	379,658
Haverty Furniture Cos., Inc.	6,939	77,509
hhgregg, Inc. (a)(b)	5,680	64,241
Hibbett Sports, Inc. (a)(b)	9,590	553,439
Hot Topic, Inc.	15,345	148,693
Jos. A. Bank Clothiers, Inc. (a)(b)	10,103	428,973
Lithia Motors, Inc., Class A	7,903	182,164

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lumber Liquidators Holdings, Inc. (a)	10,002	$337,968
MarineMax, Inc. (a)	7,464	70,983
Mattress Firm Holding Corp. (a)	4,005	121,391
The Men’s Wearhouse, Inc.	18,494	520,421
Monro Muffler, Inc.	11,230	373,285
New York & Co. (a)	9,930	34,556
Office Depot, Inc. (a)(b)	103,054	222,597
OfficeMax, Inc. (a)	31,392	158,843
Orchard Supply Hardware Stores Corp., Class A (a)	668	11,109
Penske Automotive Group, Inc.	15,424	327,606
The Pep Boys — Manny, Moe & Jack	19,195	190,030
Perfumania Holdings, Inc. (a)	1,822	15,104
Pier 1 Imports, Inc.	35,316	580,242
RadioShack Corp.	36,013	138,290
Regis Corp.	20,924	375,795
Rue21, Inc. (a)	5,612	141,647
Shoe Carnival, Inc.	5,189	111,512
Shutterfly, Inc. (a)	13,022	399,645
Sonic Automotive, Inc.	14,646	200,211
Stage Stores, Inc.	11,112	203,572
Stamps.com, Inc. (a)	5,195	128,161
Stein Mart, Inc. (a)	10,037	79,794
Systemax, Inc. (a)	4,002	47,304
The Talbots, Inc. (a)	25,440	64,109
Teavana Holdings, Inc. (a)	3,204	43,350
Tilly’s, Inc. Class A (a)	3,325	53,366
Vitamin Shoppe, Inc. (a)(b)	10,692	587,312
The Wet Seal, Inc., Class A (a)	32,870	103,869
Zumiez, Inc. (a)	7,962	315,295

		14,314,690

Steel — 0.2%
AK Steel Holding Corp.	40,175	235,827
Carbonite, Inc. (a)	4,167	37,253
Handy & Harman Ltd. (a)	1,905	25,680
Olympic Steel, Inc.	3,248	53,332
Schnitzer Steel Industries, Inc., Class A	9,168	256,887
Shiloh Industries, Inc.	2,150	24,725
TMS International Corp. (a)	4,574	45,603
Universal Stainless & Alloy Products, Inc. (a)	2,489	102,298

		781,605

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	9,911	89,496

Technology: Miscellaneous — 0.3%
Acorn Energy, Inc.	6,525	54,288
Benchmark Electronics, Inc. (a)	20,927	291,932
CTS Corp.	12,470	117,467
Fabrinet (a)	8,017	100,613
Key Tronic Corp. (a)	3,837	31,617
Pendrell Corp. (a)	56,537	63,322
Plexus Corp. (a)	12,721	358,732
Sanmina-SCI Corp. (a)(b)	29,616	242,555
Vocus, Inc. (a)(b)	7,501	139,519

		1,400,045

Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	41,026	570,672
Brightpoint, Inc. (a)	25,052	135,531
CalAmp Corp. (a)	10,470	76,745
Symmetricom, Inc. (a)	15,042	90,102

See Notes to Financial Statements.

60	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunications Equipment (concluded)
Tessco Technologies, Inc.	1,969	$43,417
Ubiquiti Networks, Inc. (a)	3,821	54,449
Vocera Communications, Inc. (a)	2,432	65,153

		1,036,069

Textile Products — 0.1%
Culp, Inc.	3,111	31,888
Interface, Inc.	21,276	289,992
Unifi, Inc. (a)	5,123	58,043

		379,923

Textiles, Apparel & Shoes — 1.3%
Cherokee, Inc.	3,029	42,194
Columbia Sportswear Co.	4,438	237,966
Crocs, Inc. (a)(b)	32,670	527,620
Delta Apparel, Inc. (a)	2,516	34,369
Fifth & Pacific Cos., Inc. (a)	39,514	423,985
G-III Apparel Group Ltd. (a)	6,028	142,803
Iconix Brand Group, Inc. (a)	25,725	449,416
The Jones Group, Inc.	29,826	285,136
K-Swiss, Inc., Class A (a)	9,250	28,490
Kenneth Cole Productions, Inc., Class A (a)	2,893	43,540
Maidenform Brands, Inc. (a)(b)	8,523	169,778
Oxford Industries, Inc.	5,091	227,568
Perry Ellis International, Inc. (a)	4,345	90,159
Quiksilver, Inc. (a)	47,403	110,449
R.G. Barry Corp.	3,050	41,449
Skechers U.S.A., Inc., Class A (a)	13,748	280,047
Steven Madden Ltd. (a)	14,267	452,977
True Religion Apparel, Inc.	9,366	271,427
Tumi Holdings, Inc. (a)	7,829	137,007
Vera Bradley, Inc. (a)	7,308	154,053
The Warnaco Group, Inc. (a)	14,901	634,485
Weyco Group, Inc.	2,396	55,539
Wolverine World Wide, Inc.	17,674	685,398

		5,525,855

Tobacco — 0.3%
Alliance One International, Inc. (a)	31,632	109,447
Star Scientific, Inc. (a)(b)	53,007	241,712
Universal Corp.	8,440	391,025
Vector Group Ltd.	19,200	326,784

		1,068,968

Toys — 0.1%
Jakks Pacific, Inc.	7,956	127,376
Leapfrog Enterprises, Inc. (a)	18,385	188,630

		316,006

Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	5,344	101,857
HUB Group, Inc., Class A (a)	13,464	487,397
Odyssey Marine Exploration, Inc. (a)	26,541	99,263
Pacer International, Inc. (a)	12,845	69,620
Textainer Group Holdings Ltd.	4,480	165,312
Wesco Aircraft Holdings, Inc. (a)	6,420	81,727
XPO Logistics, Inc. (a)	6,417	107,805

		1,112,981

Common Stocks	Shares	Value
Truckers — 0.7%
Arkansas Best Corp.	9,228	$116,273
Celadon Group, Inc.	7,297	119,525
Forward Air Corp.	10,573	341,191
Heartland Express, Inc.	17,419	249,266
Knight Transportation, Inc.	21,019	336,094
Marten Transport Ltd.	5,652	120,161
Old Dominion Freight Line, Inc. (a)(b)	17,262	747,272
Patriot Transportation Holding, Inc. (a)	2,318	54,542
Quality Distribution, Inc. (a)	7,743	85,870
Roadrunner Transportation Systems, Inc. (a)	4,628	78,167
Saia, Inc. (a)	5,822	127,444
Swift Transportation Co. (a)	28,671	270,941
Universal Truckload Services, Inc.	1,956	29,584
Werner Enterprises, Inc.	16,063	383,745

		3,060,075

Utilities: Electrical — 2.2%
Allete, Inc.	13,862	579,432
American DG Energy, Inc. (a)	8,737	19,833
Atlantic Power Corp. (a)	41,313	529,219
Avista Corp.	21,332	569,564
Black Hills Corp.	16,026	515,556
CH Energy Group, Inc.	5,433	356,894
Cleco Corp.	22,149	926,493
El Paso Electric Co.	14,543	482,246
The Empire District Electric Co.	15,298	322,788
Genie Energy Ltd.	5,472	42,517
GenOn Energy, Inc. (a)	280,670	479,946
IDACORP, Inc.	18,200	765,856
MGE Energy, Inc.	8,409	397,746
NorthWestern Corp.	13,239	485,871
Otter Tail Corp.	13,149	300,718
Pike Electric Corp. (a)	6,230	48,096
PNM Resources, Inc.	28,921	565,116
Portland General Electric Co.	27,427	731,204
UIL Holdings Corp.	18,416	660,398
Unitil Corp.	4,975	131,837
UNS Energy Corp.	14,619	561,516

		9,472,846

Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	3,484	152,321
Delta Natural Gas Co., Inc.	2,466	53,586
The Laclede Group, Inc.	8,197	326,323
New Jersey Resources Corp.	15,118	659,296
Northwest Natural Gas Co.	9,752	464,195
Piedmont Natural Gas Co.	26,100	840,159
South Jersey Industries, Inc.	11,054	563,422
Southwest Gas Corp.	16,776	732,272
WGL Holdings, Inc.	18,754	745,472

		4,537,046

Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	6,484	138,693

Utilities: Telecommunications — 0.8%
8x8, Inc. (a)	25,720	108,024
Atlantic Tele-Network, Inc.	3,287	110,870
Boingo Wireless, Inc. (a)	5,806	67,466
Cbeyond Communications, Inc. (a)	9,922	67,172
Cincinnati Bell, Inc. (a)(b)	71,683	266,661
Cogent Communications Group, Inc. (a)(b)	17,058	328,366
Consolidated Communications Holdings, Inc.	10,955	162,134

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	61

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Fairpoint Communications, Inc. (a)(b)	7,640	$46,986
General Communication, Inc., Class A (a)	13,412	111,454
Hawaiian Telcom HoldCo, Inc. (a)	3,713	72,441
HickoryTech Corp.	4,881	54,228
IDT Corp., Class B	5,591	54,848
inContact, Inc. (a)	11,518	57,705
Ipass, Inc. (a)	18,879	44,932
Iridium Communications, Inc. (a)	17,990	161,190
j2 Global, Inc.	16,868	445,653
Leap Wireless International, Inc. (a)	19,538	125,629
Lumos Networks Corp.	5,567	52,608
magicJack VocalTec Ltd. (a)	5,499	104,481
Neutral Tandem, Inc. (a)(b)	10,231	134,845
NTELOS Holdings Corp.	5,474	103,185
ORBCOMM, Inc. (a)	13,138	42,830
Premiere Global Services, Inc. (a)	18,214	152,815
Primus Telecommunications Group, Inc.	4,401	68,524
Shenandoah Telecom Co.	8,644	117,645
SureWest Communications	5,249	110,596
Towerstream Corp. (a)(b)	17,428	72,326
USA Mobility, Inc.	8,134	104,603
Vonage Holdings Corp. (a)	49,566	99,628

		3,449,845

Utilities: Water — 0.3%
American States Water Co.	6,858	271,440
Artesian Resources Corp., Class A	2,719	58,567
California Water Service Group	15,248	281,631
Connecticut Water Service, Inc.	3,159	91,548
Consolidated Water Co., Inc.	5,252	43,539
Middlesex Water Co.	5,715	108,585
SJW Corp.	5,127	123,099
York Water Co.	4,663	83,421

		1,061,830

Total Common Stocks — 97.0%		416,087,754

Investment Companies
Asset Management & Custodian — 0.3%
BlackRock Kelso Capital Corp. (d)	24,999	243,990
Firsthand Technology Value Fund, Inc.	3,107	54,870
Gladstone Capital Corp.	7,787	61,439
Hercules Technology Growth Capital, Inc.	18,120	205,481
Pennantpark Investment Corp.	20,525	212,434
Prospect Capital Corp.	44,406	505,784

		1,283,998

Total Investment Companies — 0.3%		1,283,998

Other Interests (e)
Machinery: Industrial — 0.0%
Gerber Scientific, Inc. (a)	12,866	129

Total Other Interests — 0.0%		129

Rights	Shares	Value
Banks: Diversified — 0.0%
Hampton Roads Bankshares, Inc.	3,134	$2,526
Hampton Roads Bankshares, Inc.	3,134	2,273

Total Rights — 0.0%		4,799

Warrants (f)
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Expires 10/17/13)	5,700	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $324,924,427) — 97.3%		417,376,680

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%, (d)(g)	10,485,505	10,485,505

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (d)(g)(h)	$45,686	45,685,912

Total Short-Term Securities (Cost — $56,171,417) — 13.1%		56,171,417

Total Investments (Cost — $381,095,844*) — 110.4%		473,548,097
Liabilities in Excess of Other Assets — (10.4)%		(44,795,159)

Net Assets — 100.0%		$428,752,938

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$392,668,669

Gross unrealized appreciation	$104,932,468
Gross unrealized depreciation	(24,053,040)

Net unrealized appreciation	$80,879,428

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

62	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Schedule of Investments (concluded)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain/Loss	Income
BlackRock Kelso Capital Corp.	34,792	—		(9,793)	24,999	$243,990	$(2,773)	$11,997
BlackRock Liquidity Funds, TempFund, Institutional Class	7,771,176	2,714,329	[1]	—	10,485,505	$10,485,505	—	$4,665
BlackRock Liquidity Series LLC, Money Market Series	$58,201,803	—		$(12,515,891)[1]	$45,685,912	$45,685,912	—	$390,363
PennyMac Mortgage Investment Trust	13,158	9,786		(7,912)	15,032	$296,581	$(2,530)	$5,409

[1]	Represents net shares/beneficial interest purchased (sold).

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
158	Russell 2000 EMINI	ICE Futures US Indices	September 2012	$12,567,320	$622,842

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the

Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$416,087,754	—	—	$416,087,754
Investment Companies	1,283,998	—	—	1,283,998
Other Interests	—	$129	—	129
Rights	—	4,799	—	4,799
Short-Term Securities	10,485,505	45,685,912	—	56,171,417

Total	$427,857,257	$45,690,840	—	$473,548,097

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$622,842	—	—	$622,842

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$60,140	—	—	$60,140
Cash pledged as collateral for financial futures contracts	773,000	—	—	773,000
Liabilities:
Collateral on securities loaned at value	—	$(45,685,912)	—	(45,685,912)

Total	$833,140	$(45,685,912)	—	$(44,852,772)

There were no transfers between levels during the period ended June 30, 2012.

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	63

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2012 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $44,448,485) (cost — $324,445,960)	$416,836,109
Investments at value — affiliated (cost — $56,649,884)	56,711,988
Cash	60,140
Cash pledged as collateral for financial futures contracts	773,000
Investments sold receivable	1,755,210
Dividends receivable	438,619
Variation margin receivable	374,931
Securities lending income receivable — affiliated	106,884
Receivable from advisor	5,187
Prepaid expenses	3,978

Total assets	477,066,046

Liabilities
Collateral on securities loaned at value	45,685,912
Investments purchased payable	769,320
Other affiliates payable	4,528
Withdrawals payable to investor	1,843,716
Other accrued expenses payable	9,632

Total liabilities	48,313,108

Net Assets	$428,752,938

Net Assets Consist of
Investors’ capital	$335,677,818
Net unrealized appreciation/depreciation	93,075,120

Net Assets	$428,752,938

See Notes to Financial Statements.

64	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends — unaffiliated	$3,709,510
Foreign taxes withheld	(5,214)
Dividends — affiliated	22,071
Securities lending — affiliated	390,363

Total income	4,116,730

Expenses
Investment advisory	26,574
Custodian	98,753
Accounting services	61,544
Professional	34,069
Printing	7,065
Directors	4,640
Miscellaneous	42,869

Total expenses	275,514
Less fees waived and/or reimbursed by advisor	(62,950)

Total expenses after fees waived and/or reimbursed	212,564

Net investment income	3,904,166

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	2,534,545
Investments — affiliated	(5,303)
Financial futures contracts	(642,089)
Foreign currency transactions	(38)

1,887,115

Net change in unrealized appreciation/depreciation on:
Investments	43,637,674
Financial futures contracts	629,917
Foreign currency transactions	11

44,267,602

Total realized and unrealized gain	46,154,717

Net Increase in Net Assets Resulting from Operations	$50,058,883

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	65

Statements of Changes in Net Assets	Master Small Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$3,904,166	$6,404,899
Net realized gain	1,887,115	7,096,266
Net change in unrealized appreciation/depreciation	44,267,602	(46,200,359)

Net increase (decrease) in net assets resulting from operations	50,058,883	(32,699,194)

Capital Transactions
Proceeds from contributions	237,917,333	449,939,216
Value of withdrawals	(388,276,855)	(226,358,426)

Net increase (decrease) in net assets derived from capital transactions	(150,359,522)	223,580,790

Net Assets
Total increase (decrease) in net assets	(100,300,639)	190,881,596
Beginning of period	529,053,577	338,171,981

End of period	$428,752,938	$529,053,577

See Notes to Financial Statements.

66	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Financial Highlights	Master Small Cap Index Series

	Six Months Ended June 30, 2012 (Unaudited)
		Year Ended December 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total Investment return	8.69%[1]	(4.30)%	27.19%	27.37%	(33.57)%	(1.46)%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.09%	0.12%	0.09%	0.08%	0.06%

Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.08%[2]	0.07%	0.08%	0.07%	0.07%	0.06%

Net investment income	1.47%[2]	1.46%	1.27%	1.27%	1.60%	1.69%

Supplemental Data
Net assets, end of period (000)	$428,753	$529,054	$338,172	$229,637	$344,720	$630,394

Portfolio turnover	39%	31%	42%	43%	42%	26%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	67

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from

68	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Notes to Financial Statements (continued)	Master Small Cap Index Series

foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	69

Notes to Financial Statements (continued)	Master Small Cap Index Series

the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$622,842

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2012
Net Realized Loss From
Equity contracts:
Financial futures contracts	$(642,089)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$629,917

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	238
Average notional value of contracts purchased	$19,402,705

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived and/or reimbursed by advisor in the Statement of Operations. For the six months ended June 30, 2012, the amount waived was $5,205.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and expenses and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including the majority of the Independent directors. For the six months ended June 30, 2012, the Series waived and/or reimbursed $57,745, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

For the six months ended June 30, 2012, the Series reimbursed the Manager $1,570 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities

70	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Notes to Financial Statements (concluded)	Master Small Cap Index Series

lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2012, BIM received $210,195 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were $205,208,066 and $356,781,613, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	71

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15–16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

72	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15–16, 2012 Board meeting.

At an in-person meeting held on May 15–16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including,

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	73

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and consisdered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock:

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that the representative feeder fund’s gross performance, as agreed upon by the Board, was within tolerance of its benchmark index during the one-year period reported. Also, the representative feeder fund’s gross performance exceeded its benchmark index during the three-and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of the representative feeder fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the representative feeder fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the representative feeder fund’s relative performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/representative feeder fund’s contractual management fee rate compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s/representative feeder fund’s actual management fee rate, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

74	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s/representative feeder fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012	75

Officers and Directors	Master Small Cap Index Series

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director1

Cynthia A. Montgomery, Director

Joseph P . Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and

    Anti-Money Laundering Officer

Benjamin Archibald, Secretary2

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Master LLC.
[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Master LLC and Benjamin Archibald became Secretary of the Master LLC.

76	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2012

Series Portfolio Information	Master International Index Series

As of June 30, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
Vodafone Group Plc	1
Novartis AG, Registered Shares	1
BP Plc	1
Royal Dutch Shell Plc, Class A	1
Roche Holding AG	1
GlaxoSmithKline Plc	1
Toyota Motor Corp.	1
BHP Billiton Ltd.	1

Geographic Allocations	Percent of Long-Term Investments
United Kingdom	23%
Japan	22
France	9
Australia	9
Switzerland	8
Germany	8
Sweden	3
Hong Kong	3
Spain	3
Netherlands	3
Italy	2
Singapore	2
Other[1]	5

[1]	Other includes a 1% or less investment in each of the following countries:
Denmark, Belgium, Norway, Finland, Israel, Ireland, Austria, Portugal, New Zealand, Greece and China.

Derivative Financial Instruments

Master International Index Series (the “Series”) may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	77

Schedule of Investments June 30, 2012 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.6%
AGL Energy Ltd.	30,851	$468,834
Alumina Ltd.	146,647	120,280
Amcor Ltd.	69,862	509,999
AMP Ltd.	167,166	665,206
APA Group	36,466	187,197
Asciano Ltd.	55,634	249,886
ASX Ltd.	10,341	317,426
Australia & New Zealand Banking Group Ltd.	155,905	3,551,531
Bendigo and Adelaide Bank Ltd.	22,401	171,188
BGP Holdings Plc	783,183	10
BHP Billiton Ltd.	187,762	6,115,841
Boral Ltd.	44,756	136,403
Brambles Ltd.	91,218	578,531
Caltex Australia Ltd.	8,111	113,285
Campbell Brothers Ltd.	3,991	223,743
Centro Retail Australia	71,415	144,946
CFS Retail Property Trust	118,698	236,909
Coca-Cola Amatil Ltd.	33,592	461,635
Cochlear Ltd.	3,229	219,291
Commonwealth Bank of Australia	92,051	5,041,138
Computershare Ltd.	26,450	202,173
Crown Ltd.	22,707	198,568
CSL Ltd.	30,126	1,221,961
Dexus Property Group	262,155	250,857
Echo Entertainment Group Ltd.	44,808	197,559
Fairfax Media Ltd.	134,235	77,001
Fortescue Metals Group Ltd.	80,474	411,192
Goodman Group	88,604	335,494
GPT Group	86,063	291,113
Harvey Norman Holdings Ltd.	31,404	63,145
Iluka Resources Ltd.	24,820	292,934
Incitec Pivot Ltd.	96,701	285,687
Insurance Australia Group Ltd.	122,826	440,530
Leighton Holdings Ltd.	9,101	153,292
Lend Lease Group	32,227	239,675
Lynas Corp. Ltd. (a)	102,974	91,135
Macquarie Group Ltd.	19,096	515,666
Metcash Ltd.	43,575	150,959
Mirvac Group	202,249	265,751
National Australia Bank Ltd.	130,253	3,172,647
Newcrest Mining Ltd.	44,518	1,035,982
Orica Ltd.	21,424	545,707
Origin Energy Ltd.	63,558	800,447
OZ Minerals Ltd.	17,695	144,368
Qantas Airways Ltd. (a)	66,688	74,086
QBE Insurance Group Ltd.	67,036	926,486
QR National Ltd.	101,196	354,483
Ramsay Health Care Ltd.	7,893	183,396
Rio Tinto Ltd.	25,492	1,496,556
Santos Ltd.	55,273	608,749
Sims Metal Management Ltd.	9,960	98,642

Common Stocks	Shares	Value
Australia (concluded)
Sonic Healthcare Ltd.	21,930	$286,824
SP AusNet	98,475	103,203
Stockland	136,668	433,771
Suncorp Group Ltd.	75,536	631,184
Sydney Airport	19,838	59,124
Tabcorp Holdings Ltd.	42,827	129,149
Tatts Group Ltd.	76,039	204,903
Telstra Corp. Ltd.	254,465	964,146
Toll Holdings Ltd.	40,393	166,082
Transurban Group	77,290	451,452
Wesfarmers Ltd.	58,850	1,811,497
Westfield Group	127,542	1,248,812
Westfield Retail Trust	171,114	501,909
Westpac Banking Corp.	177,737	3,881,103
Whitehaven Coal, Ltd.	25,486	109,567
Woodside Petroleum Ltd.	37,420	1,199,162
Woolworths Ltd.	71,620	1,971,566
WorleyParsons Ltd.	11,768	305,576

		49,098,550

Austria — 0.3%
Andritz AG	4,142	213,001
Erste Group Bank AG (a)	12,249	232,625
Immoeast AG NPV	30,711	—
IMMOFINANZ AG (a)	52,467	166,945
OMV AG	8,396	264,051
Raiffeisen Bank Holding AG	2,936	96,125
Telekom Austria AG	19,807	194,681
Verbund AG	4,091	93,712
Vienna Insurance Group AG	2,307	93,258
Voestalpine AG	6,546	173,858

		1,528,256

Belgium — 1.1%
Ageas	132,992	264,105
Anheuser-Busch InBev NV	46,793	3,689,216
Belgacom SA	8,989	255,622
Colruyt SA	4,551	203,036
Delhaize Group SA	6,073	222,465
Groupe Bruxelles Lambert SA	4,785	324,803
KBC Groep NV	9,727	205,701
Mobistar SA	1,776	60,773
Solvay SA	3,504	345,955
Telenet Group Holding NV	3,176	138,974
UCB SA	6,303	318,398
Umicore SA	6,728	311,070

		6,340,118

China — 0.0%
Foxconn International Holdings Ltd. (a)	130,313	47,607

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
	CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
	DKK	Danish Krone	ILS	Israeli New Shekel	SGD	Singapore Dollar
	EUR	Euro	JPY	Japanese Yen	USD	US Dollar

See Notes to Financial Statements.

78	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	32	$199,181
A.P. Moller — Maersk A/S, Class B	76	498,372
Carlsberg A/S, Class B	6,304	497,592
Coloplast A/S, Class B	1,340	240,942
Danske Bank A/S (a)	38,368	533,485
DSV A/S	11,286	223,779
Novo-Nordisk A/S, Class B	23,774	3,448,104
Novozymes A/S	14,035	363,947
TDC A/S	28,035	194,834
Tryg A/S	1,473	82,804
William Demant Holding A/S (a)	1,570	141,124

		6,424,164

Finland — 0.7%
Elisa Oyj	8,497	171,106
Fortum Oyj	26,165	496,884
Kesko Oyj, Class B	3,492	91,287
Kone Oyj, Class B	9,163	553,383
Metso Oyj	7,602	262,110
Neste Oil Oyj	7,701	86,659
Nokia Oyj	219,511	447,801
Nokian Renkaat Oyj	6,562	249,271
Orion Oyj Class B	5,772	109,325
Pohjola Bank Plc	8,200	95,692
Sampo Oyj	24,651	639,566
Stora Enso Oyj, Class R	31,176	191,938
UPM-Kymmene Oyj	31,108	351,911
Wartsila Oyj, Class B	9,878	323,623

		4,070,556

France — 8.9%
Accor SA	8,767	274,734
Aeroports de Paris	1,802	136,296
Air Liquide SA	18,224	2,083,522
Alcatel-Lucent (a)	138,441	227,858
Alstom SA	12,192	385,736
Arcelor Mittal	54,212	829,416
Arkema SA	3,528	231,325
AtoS	3,252	194,479
AXA SA	102,580	1,371,362
BNP Paribas SA	56,474	2,177,337
Bouygues SA	11,198	300,483
Bureau Veritas SA	3,238	288,054
Cap Gemini SA	8,779	323,117
Carrefour SA	33,858	625,201
Casino Guichard-Perrachon SA	3,265	286,989
Christian Dior SA	3,217	442,424
CNP Assurances SA (a)	8,926	109,022
Compagnie de Saint-Gobain	23,451	866,495
Compagnie Générale d’Optique Essilor International SA	11,901	1,105,599
Compagnie Générale de Géophysique — Veritas (a)	7,737	200,115
Compagnie Générale des Etablissements Michelin, Class B	10,539	689,528
Credit Agricole SA (a)	59,680	263,334
Danone SA	33,607	2,088,559
Dassault Systèmes SA	3,616	339,259
Edenred SA	9,905	280,800
EDP SA	14,243	316,900
Eurazeo	1,598	61,536
European Aeronautic Defence and Space Co. NV	23,960	850,357
Eutelsat Communications SA	7,882	242,464

Common Stocks	Shares	Value
France (concluded)
Foncière Des Regions	1,362	$97,926
France Telecom SA	108,484	1,426,389
GDF Suez	72,471	1,728,275
Gecina SA	1,318	117,496
Groupe Eurotunnel SA	32,609	265,055
ICADE	1,401	105,958
Iliad SA	1,291	186,943
Imerys SA	2,041	104,051
JC Decaux SA	3,995	88,100
Klepierre	5,699	187,291
L’Oreal SA	14,057	1,644,743
Lafarge SA	11,026	492,401
Lagardere SCA	6,667	186,100
Legrand SA	13,684	464,423
LVMH Moët Hennessy Louis Vuitton SA	14,823	2,255,908
Natixis	55,575	149,700
Pernod Ricard SA	12,289	1,314,088
Peugeot SA (a)	13,963	137,703
PPR SA	4,454	634,835
Publicis Groupe SA	8,605	393,537
Remy Cointreau SA	1,248	137,112
Renault SA	11,329	452,395
Rexel SA	5,976	102,075
Safran SA	13,211	490,609
Sanofi	70,260	5,318,738
Schneider Electric SA	30,291	1,683,685
Scor SE	9,273	224,801
SES SA	16,261	384,471
Société BIC SA	1,614	166,726
Société Générale SA (a)	40,445	948,418
Sodexo	5,567	433,463
Suez Environnement SA	16,733	179,921
Technip SA	5,831	607,683
Thales SA	5,485	181,218
Total SA	123,595	5,562,872
Unibail-Rodamco SE	5,366	988,471
Vallourec SA	5,883	240,386
Veolia Environnement SA	19,237	243,601
Vinci SA	26,553	1,240,957
Vivendi SA	74,826	1,390,332
Wendel SA	1,975	146,248
Zodiac Aerospace	1,936	196,939

		50,894,344

Germany — 7.8%
Adidas AG	12,205	874,828
Allianz SE	26,521	2,667,609
Axel Springer AG	2,378	102,168
BASF SE	53,496	3,719,811
Bayer AG, Registered Shares	48,203	3,473,472
Bayerische Motoren Werke AG	19,365	1,401,403
Bayerische Motoren Werke AG, Preference Shares	3,137	154,744
Beiersdorf AG	5,934	384,686
Brenntag AG	2,655	293,822
Celesio AG	5,109	83,626
Commerzbank AG (a)	215,111	365,353
Continental AG	4,726	393,963
Daimler AG	52,886	2,376,664
Deutsche Bank AG	54,313	1,960,332
Deutsche Boerse AG	11,460	618,279
Deutsche Post AG	49,471	875,313
Deutsche Telekom AG	164,234	1,799,910
E.ON AG	105,221	2,273,733

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	79

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Fraport AG Frankfurt Airport Services Worldwide	2,208	$118,888
Fresenius Medical Care AG & Co. KGaA	12,278	867,173
Fresenius SE & Co. KGAA	7,172	742,572
GEA Group AG	10,382	276,710
Hannover Rueckversicherung AG	3,417	203,545
HeidelbergCement AG	8,314	399,149
Henkel & Co. KGaA	7,668	425,511
Henkel & Co. KGaA, Preference Shares	10,418	692,232
Hochtief AG (a)	1,911	92,634
Hugo Boss AG	1,154	114,330
Infineon Technologies AG	64,031	433,375
K+S AG	10,168	465,500
Kabel Deutschland Holding AG (a)	5,288	329,547
Lanxess AG	4,929	311,929
Linde AG	9,996	1,556,783
Lufthansa Airlines	13,760	159,076
MAN SE	2,519	257,633
Merck KGaA	3,822	381,689
Metro AG	7,745	225,845
Muenchener Rueckversicherungs AG	10,494	1,480,746
Porsche Automobil Holding SE, Preference Shares	9,028	449,086
ProSieben Sat.1 Media AG, Preference Shares	5,286	118,497
RWE AG	28,460	1,163,858
RWE AG, Non-Voting Preference Shares	2,343	87,002
Salzgitter AG	2,347	96,615
SAP AG	53,635	3,176,017
Siemens AG, Registered Shares	47,910	4,025,736
Suedzucker AG	3,982	141,263
ThyssenKrupp AG	22,790	371,241
United Internet AG	5,330	91,628
Volkswagen AG	1,750	264,448
Volkswagen AG, Preference Shares	8,461	1,340,458
Wacker Chemie AG	940	64,756

		44,745,188

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA (a)	11,991	212,445
OPAP SA	13,417	83,978

		296,423

Hong Kong — 3.0%
AIA Group Ltd.	595,000	2,055,164
ASM Pacific Technology Ltd.	11,904	152,161
Bank of East Asia Ltd.	80,132	288,813
BOC Hong Kong Holdings Ltd.	217,400	669,256
Cathay Pacific Airways Ltd.	71,263	115,534
Cheung Kong Holdings Ltd.	80,835	998,013
Cheung Kong Infrastructure Holdings Ltd.	28,500	172,533
CLP Holdings Ltd.	105,687	898,218
First Pacific Co. Ltd.	128,000	132,768
Galaxy Entertainment Group Ltd. (a)	83,000	208,816
Hang Lung Group Ltd.	52,000	321,524
Hang Lung Properties Ltd.	132,000	451,522
Hang Seng Bank Ltd.	44,953	618,013
Henderson Land Development Co., Ltd.	55,491	308,498
Hong Kong & China Gas Ltd.	306,295	650,662
Hong Kong Exchanges & Clearing Ltd.	60,027	863,715
Hopewell Holdings Ltd.	34,349	98,334
Hutchison Whampoa Ltd.	123,176	1,068,416
Hysan Development Co. Ltd.	37,791	144,052
Kerry Properties Ltd.	43,000	185,036
Li & Fung Ltd.	333,980	646,669

Common Stocks	Shares	Value
Hong Kong (concluded)
Lifestyle International Holdings Ltd.	26,966	$59,420
Link REIT	132,914	544,796
MGM China Holdings Ltd.	52,400	80,348
MTR Corp.	82,500	283,210
New World Development Co., Ltd.	212,226	250,078
NWS Holdings Ltd.	81,500	119,199
Orient Overseas International Ltd.	12,557	61,586
PCCW Ltd.	240,000	88,512
Power Assets Holdings Ltd.	81,500	611,591
Sands China Ltd.	142,200	457,461
Shangri-La Asia Ltd.	91,905	176,533
Sino Land Co., Ltd.	173,263	263,094
SJM Holdings Ltd.	110,000	206,115
Sun Hung Kai Properties Ltd.	91,324	1,085,745
Swire Pacific Ltd., Class A	39,577	460,314
Wharf Holdings Ltd.	89,357	496,910
Wheelock & Co., Ltd.	55,000	208,990
Wing Hang Bank Ltd.	10,500	102,099
Wynn Macau Ltd.	92,000	217,093
Yue Yuen Industrial Holdings Ltd.	44,785	140,807

		16,961,618

Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc New	42,101	806,576
Elan Corp. Plc (a)	29,579	433,793
James Hardie Industries SE	24,675	203,444
Kerry Group Plc	8,571	375,747
Ryanair Holdings Plc (a)	10,891	55,229

		1,874,790

Israel — 0.6%
Bank Hapoalim BM	63,064	194,494
Bank Leumi Le-Israel BM (a)	75,051	183,354
Bezeq The Israeli Telecommunication Corp. Ltd.	106,656	113,478
Delek Group, Ltd.	296	44,073
Elbit Systems Ltd.	1,528	52,613
Israel Chemicals Ltd.	26,258	290,528
The Israel Corp. Ltd.	136	76,910
Mizrahi Tefahot Bank Ltd. (a)	7,472	58,297
Nice Systems Ltd. (a)	3,650	133,658
Teva Pharmaceutical Industries Ltd.	54,983	2,167,291

		3,314,696

Italy — 2.2%
Assicurazioni Generali SpA	68,252	925,417
Atlantia SpA	19,660	250,931
Autogrill SpA	6,158	55,872
Banca Monte dei Paschi di Siena SpA (a)	353,823	88,211
Banco Popolare SC (a)	105,991	142,311
Enel Green Power SpA	105,171	166,659
Enel SpA	382,618	1,235,418
Eni SpA	140,156	2,977,634
Exor SpA	3,851	82,789
Fiat Industrial SpA	49,324	485,498
Fiat SpA (a)	49,943	251,802
Finmeccanica SpA (a)	24,315	98,315
Intesa Sanpaolo SpA	589,511	839,019
Intesa Sanpaolo SpA, Risparmio Shares	56,017	63,778
Luxottica Group SpA	6,926	241,844
Mediaset SpA	42,584	74,580
Mediobanca SpA	31,051	136,936

See Notes to Financial Statements.

80	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Pirelli & C SpA	14,294	$150,756
Prysmian SpA	12,241	182,587
Saipem SpA	15,514	690,905
Snam SpA	95,008	425,647
Telecom Italia SpA	553,628	547,063
Telecom Italia SpA Risparmio Shares	358,743	290,714
Tenaris SA	27,838	489,556
Terna Rete Elettrica Nazionale SpA	76,453	276,267
UniCredit SpA (a)	236,541	896,870
Unione di Banche Italiane ScpA	48,776	159,361

		12,226,740

Japan — 21.5%
ABC-Mart, Inc.	1,600	59,865
Advantest Corp.	9,000	140,692
Aeon Co., Ltd.	35,400	441,192
Aeon Credit Service Co. Ltd.	4,500	83,473
Aeon Mall Co., Ltd.	4,400	93,757
Air Water, Inc.	9,000	109,124
Aisin Seiki Co. Ltd.	11,300	377,735
Ajinomoto Co., Inc.	38,000	528,869
Alfresa Holdings Corp.	2,500	132,806
All Nippon Airways Co. Ltd.	50,000	141,653
Amada Co. Ltd.	21,000	124,253
Aozora Bank Ltd.	35,000	83,348
Asahi Glass Co. Ltd.	58,100	391,954
Asahi Group Holdings Ltd.	22,800	489,843
Asahi Kasei Corp.	75,000	406,546
Asics Corp.	9,000	114,170
Astellas Pharma, Inc.	26,000	1,134,607
The Bank of Kyoto Ltd.	19,000	143,959
The Bank of Yokohama Ltd.	72,000	340,425
Benesse Holdings, Inc.	3,800	170,139
Bridgestone Corp.	38,100	874,932
Brother Industries Ltd.	14,200	162,576
Canon, Inc.	66,100	2,638,085
Casio Computer Co. Ltd.	12,100	79,340
Central Japan Railway Co.	88	693,076
The Chiba Bank Ltd.	43,000	258,284
Chiyoda Corp.	9,000	110,271
Chubu Electric Power Co., Inc.	37,900	614,573
Chugai Pharmaceutical Co. Ltd.	12,800	242,653
The Chugoku Bank Ltd.	10,000	130,320
The Chugoku Electric Power Co., Inc.	17,000	280,377
Citizen Holdings Co. Ltd.	15,800	92,664
Coca-Cola West Co. Ltd.	3,900	68,002
Cosmo Oil Co. Ltd.	30,000	76,358
Credit Saison Co., Ltd.	9,500	211,223
Dai Nippon Printing Co., Ltd.	32,000	250,686
The Dai-ichi Life Insurance Co., Ltd.	491	568,646
Daicel Corp.	16,000	98,425
Daido Steel Co. Ltd.	17,000	105,936
Daihatsu Motor Co. Ltd.	11,000	192,579
Daiichi Sankyo Co. Ltd.	39,500	666,043
Daikin Industries Ltd.	13,800	388,640
Dainippon Sumitomo Pharma Co. Ltd.	9,600	98,086
Daito Trust Construction Co. Ltd.	4,300	407,606
Daiwa House Industry Co. Ltd.	30,000	425,547
Daiwa Securities Group Inc.	99,000	373,104
Dena Co. Ltd.	6,400	168,458

Common Stocks	Shares	Value
Japan (continued)
Denki Kagaku Kogyo KK	29,000	$101,376
Denso Corp.	28,400	970,456
Dentsu, Inc.	10,713	317,541
East Japan Railway Co.	19,849	1,246,343
Eisai Co., Ltd.	14,800	648,106
Electric Power Development Co., Ltd.	7,000	183,955
FamilyMart Co. Ltd.	3,300	151,038
FANUC Ltd.	11,100	1,824,629
Fast Retailing Co. Ltd.	3,100	620,284
Fuji Electric Co., Ltd.	31,800	77,572
FUJIFILM Holdings Corp.	27,300	517,231
Fuji Heavy Industries Ltd.	34,000	275,470
Fujitsu Ltd.	110,000	526,428
Fukuoka Financial Group, Inc.	46,000	179,627
Furukawa Electric Co. Ltd.	38,000	89,880
Gree, Inc. (a)	5,600	111,398
GS Yuasa Corp.	21,000	96,011
The Gunma Bank Ltd.	23,000	108,821
The Hachijuni Bank Ltd.	25,000	129,954
Hakuhodo DY Holdings, Inc.	1,400	92,905
Hamamatsu Photonics KK	4,000	135,703
Hankyu Hanshin Holdings, Inc.	66,000	333,300
Hino Motors Ltd.	14,000	101,330
Hirose Electric Co. Ltd.	1,700	168,284
Hisamitsu Pharmaceutical Co., Inc.	3,700	182,094
Hitachi Chemical Co. Ltd.	6,300	99,252
Hitachi Construction Machinery Co. Ltd.	6,500	122,760
Hitachi High-Technologies Corp.	3,700	91,109
Hitachi Ltd.	263,000	1,621,616
Hitachi Metals Ltd.	10,000	119,341
Hokkaido Electric Power Co., Inc.	11,000	142,164
Hokuriku Electric Power Co.	10,100	157,276
Honda Motor Co. Ltd.	95,000	3,315,076
Hoya Corp.	25,600	563,968
Ibiden Co. Ltd.	7,300	132,234
Idemitsu Kosan Co. Ltd.	1,300	116,612
IHI Corp.	79,000	168,980
Inpex Corp.	128	718,912
Isetan Mitsukoshi Holdings Ltd.	20,205	214,665
Isuzu Motors Ltd.	70,000	374,947
ITOCHU Corp.	88,000	924,938
Itochu Techno-Solutions Corp.	1,300	62,743
The Iyo Bank Ltd.	15,000	119,788
J. Front Retailing Co. Ltd.	28,600	143,759
Japan Petroleum Exploration Co.	1,600	60,919
Japan Prime Realty Investment Corp.	41	115,405
Japan Real Estate Investment Corp.	31	284,231
Japan Retail Fund Investment Corp.	113	179,247
The Japan Steel Works Ltd.	19,000	104,903
Japan Tobacco, Inc.	52,400	1,552,383
JFE Holdings, Inc.	27,200	455,249
JGC Corp.	12,000	347,896
The Joyo Bank Ltd.	39,000	177,461
JS Group Corp.	15,800	333,446
JSR Corp.	10,700	185,662
JTEKT Corp.	13,400	138,739
Jupiter Telecommunications Co. Ltd.	119	121,330
JX Holdings, Inc.	131,460	677,546
Kajima Corp.	50,800	149,145
Kamigumi Co. Ltd.	13,000	103,416
Kaneka Corp.	17,000	94,018
The Kansai Electric Power Co., Inc.	44,100	528,870

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	81

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	13,000	$139,306
Kao Corp.	30,700	846,657
Kawasaki Heavy Industries Ltd.	84,000	230,366
Kawasaki Kisen Kaisha Ltd. (a)	44,000	87,399
KDDI Corp.	157	1,012,792
Keikyu Corp.	27,000	245,656
Keio Corp.	34,000	246,431
Keisei Electric Railway Co. Ltd.	15,000	126,713
Keyence Corp.	2,692	665,928
Kikkoman Corp.	10,000	123,613
Kinden Corp.	7,000	45,846
Kintetsu Corp.	96,000	382,750
Kirin Holdings Co. Ltd.	51,000	601,088
Kobe Steel Ltd.	149,000	179,239
Koito Manufacturing Co., Ltd.	6,000	84,071
Komatsu Ltd.	54,300	1,296,213
Konami Corp.	6,100	138,219
Konica Minolta Holdings, Inc.	28,500	224,522
Kubota Corp.	64,000	591,449
Kuraray Co. Ltd.	20,500	265,669
Kurita Water Industries Ltd.	6,800	157,291
Kyocera Corp.	9,000	778,859
Kyowa Hakko Kirin Co. Ltd.	15,000	154,487
Kyushu Electric Power Co., Inc.	24,500	290,650
Lawson, Inc.	3,400	237,767
Mabuchi Motor Co. Ltd.	1,300	51,821
Makita Corp.	6,400	224,509
Marubeni Corp.	97,000	646,301
Marui Group Co. Ltd.	13,400	102,487
Maruichi Steel Tube Ltd.	2,700	58,115
Mazda Motor Corp. (a)	154,400	210,254
McDonald’s Holdings Co. Japan Ltd.	4,000	112,585
Medipal Holdings Corp.	8,800	124,653
Meiji Holdings Co. Ltd.	3,593	164,992
Miraca Holdings, Inc.	3,300	137,011
Mitsubishi Chemical Holdings Corp.	80,000	352,663
Mitsubishi Corp.	82,200	1,661,614
Mitsubishi Electric Corp.	113,000	945,411
Mitsubishi Estate Co. Ltd.	73,000	1,309,678
Mitsubishi Gas Chemical Co., Inc.	23,000	130,755
Mitsubishi Heavy Industries Ltd.	178,200	724,412
Mitsubishi Logistics Corp.	7,000	74,016
Mitsubishi Materials Corp.	67,000	194,292
Mitsubishi Motors Corp. (a)	230,000	231,929
Mitsubishi Tanabe Pharma Corp.	12,700	182,621
Mitsubishi UFJ Financial Group, Inc.	742,474	3,557,100
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	145,585
Mitsui & Co. Ltd.	101,700	1,511,246
Mitsui Chemicals, Inc.	49,000	122,705
Mitsui Fudosan Co. Ltd.	49,000	950,739
Mitsui OSK Lines Ltd.	62,000	223,501
Mizuho Financial Group, Inc.	1,333,264	2,252,207
MS&AD Insurance Group Holdings	29,770	520,835
Murata Manufacturing Co. Ltd.	11,900	625,947
Nabtesco Corp.	5,700	127,133
Namco Bandai Holdings, Inc.	9,900	135,765
NEC Corp. (a)	157,000	244,290
Nexon Co., Ltd. (a)	6,000	117,459
NGK Insulators Ltd.	16,000	177,176
NGK Spark Plug Co. Ltd.	10,000	132,085
NHK Spring Co. Ltd.	8,800	95,030

Common Stocks	Shares	Value
Japan (continued)
Nidec Corp.	6,400	$486,616
Nikon Corp.	20,100	611,858
Nintendo Co. Ltd.	6,200	724,042
Nippon Building Fund, Inc.	35	338,403
Nippon Electric Glass Co., Ltd.	20,500	122,437
Nippon Express Co., Ltd.	48,000	198,211
Nippon Meat Packers, Inc.	10,000	132,366
Nippon Paper Group, Inc.	5,894	93,569
Nippon Steel Corp.	299,000	678,182
Nippon Telegraph & Telephone Corp.	25,476	1,187,959
Nippon Yusen KK	96,000	253,905
The Nishi-Nippon City Bank Ltd.	41,000	99,544
Nissan Motor Co. Ltd.	145,500	1,381,629
Nisshin Seifun Group, Inc.	10,500	122,926
Nisshin Steel Co. Ltd.	38,000	53,337
Nissin Foods Holdings Co. Ltd.	3,500	133,095
Nitori Holdings Co. Ltd.	1,950	184,390
Nitto Denko Corp.	9,710	416,022
NKSJ Holdings, Inc.	22,075	469,929
NOK Corp.	6,200	132,377
Nomura Holdings, Inc.	212,600	794,813
Nomura Real Estate Holdings, Inc.	5,700	104,380
Nomura Real Estate Office Fund, Inc.	16	90,260
Nomura Research Institute Ltd.	6,100	134,234
NSK Ltd.	26,000	168,467
NTN Corp.	25,000	78,698
NTT Data Corp.	75	230,194
NTT DoCoMo, Inc.	893	1,485,954
NTT Urban Development Corp.	66	53,396
Obayashi Corp.	39,000	171,262
Odakyu Electric Railway Co. Ltd.	36,000	357,923
OJI Paper Co. Ltd.	46,000	176,250
Olympus Corp. (a)	13,000	210,659
Omron Corp.	12,100	256,418
Ono Pharmaceutical Co. Ltd.	4,900	307,913
Oracle Corp. Japan	2,200	94,694
Oriental Land Co., Ltd.	2,900	331,597
ORIX Corp.	6,170	575,018
Osaka Gas Co., Ltd.	111,000	465,059
Otsuka Corp.	900	76,620
Otsuka Holdings Co., Ltd.	21,000	644,600
Panasonic Corp.	128,900	1,053,733
Rakuten, Inc.	42,800	442,495
Resona Holdings, Inc.	111,356	458,740
Ricoh Co. Ltd.	37,000	312,264
Rinnai Corp.	1,800	124,203
Rohm Co. Ltd.	5,500	211,939
Sankyo Co. Ltd.	2,800	136,638
Sanrio Co. Ltd.	2,700	98,437
Santen Pharmaceutical Co. Ltd.	4,400	180,817
SBI Holdings, Inc.	1,344	99,870
Secom Co., Ltd.	12,400	568,653
Sega Sammy Holdings, Inc.	11,332	230,510
Seiko Epson Corp.	7,800	79,155
Sekisui Chemical Co. Ltd.	25,000	232,269
Sekisui House Ltd.	32,000	302,145
Seven & I Holdings Co., Ltd.	43,800	1,320,366
Seven Bank Ltd.	28,800	73,958
Sharp Corp.	57,000	290,412
Shikoku Electric Power Co. Inc.	10,200	216,825
Shimadzu Corp.	14,000	121,142
Shimamura Co. Ltd.	1,300	150,222

See Notes to Financial Statements.

82	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shimano, Inc.	4,200	$275,364
Shimizu Corp.	36,000	124,896
Shin-Etsu Chemical Co. Ltd.	23,900	1,316,125
Shinsei Bank Ltd.	93,000	113,144
Shionogi & Co. Ltd.	17,800	242,023
Shiseido Co. Ltd.	20,600	325,059
The Shizuoka Bank Ltd.	32,000	329,254
Showa Denko KK	81,000	157,369
Showa Shell Sekiyu KK	10,900	66,915
SMC Corp.	3,100	537,471
Softbank Corp.	51,800	1,928,185
Sojitz Corp.	75,200	124,422
Sony Corp.	58,800	840,796
Sony Financial Holdings, Inc.	10,500	171,378
Square Enix Holdings Co. Ltd.	3,500	55,127
Stanley Electric Co., Ltd.	8,700	135,109
Sumco Corp. (a)	7,000	63,676
Sumitomo Chemical Co. Ltd.	85,000	261,278
Sumitomo Corp.	65,900	922,060
Sumitomo Electric Industries Ltd.	44,400	553,263
Sumitomo Heavy Industries Ltd.	33,000	148,597
Sumitomo Metal Industries Ltd.	199,000	328,271
Sumitomo Metal Mining Co., Ltd.	30,000	338,073
Sumitomo Mitsui Financial Group, Inc.	78,450	2,591,589
Sumitomo Mitsui Trust Holdings, Inc.	183,820	549,368
Sumitomo Realty & Development Co. Ltd.	21,000	516,524
Sumitomo Rubber Industries Ltd.	10,300	134,157
Suruga Bank Ltd.	11,000	112,664
Suzuken Co. Ltd.	4,200	141,777
Suzuki Motor Corp.	21,000	431,190
Sysmex Corp.	4,300	170,056
T&D Holdings, Inc.	34,300	365,394
Taiheiyo Cement Corp.	63,000	144,663
Taisei Corp.	62,000	166,179
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	169,133
Taiyo Nippon Sanso Corp.	13,000	75,955
Takashimaya Co., Ltd.	16,000	122,977
Takeda Pharmaceutical Co., Ltd.	46,100	2,093,025
TDK Corp.	7,100	289,030
Teijin Ltd.	56,000	170,473
Terumo Corp.	9,000	369,870
THK Co., Ltd.	7,200	136,115
Tobu Railway Co. Ltd.	60,000	315,442
Toho Co. Ltd.	6,800	117,640
Toho Gas Co. Ltd.	23,000	142,744
Tohoku Electric Power Co., Inc. (a)	26,900	270,285
Tokio Marine Holdings, Inc.	42,300	1,061,438
The Tokyo Electric Power Co., Inc. (a)	86,000	166,461
Tokyo Electron Ltd.	9,900	464,260
Tokyo Gas Co. Ltd.	144,000	735,986
Tokyu Corp.	65,000	305,975
Tokyu Land Corp.	26,000	129,058
TonenGeneral Sekiyu KK	17,000	151,158
Toppan Printing Co., Ltd.	33,000	220,433
Toray Industries, Inc.	86,700	591,196
Toshiba Corp.	235,000	894,494
Tosoh Corp.	30,000	81,816
Toto Ltd.	15,000	111,847
Toyo Seikan Kaisha Ltd.	9,100	110,439
Toyo Suisan Kaisha Ltd.	5,000	133,335
Toyoda Gosei Co. Ltd.	4,100	94,517

Common Stocks	Shares	Value
Japan (concluded)
Toyota Boshoku Corp.	3,400	$41,319
Toyota Industries Corp.	9,300	266,639
Toyota Motor Corp.	160,700	6,486,207
Toyota Tsusho Corp.	12,100	231,298
Trend Micro, Inc.	6,300	185,600
Tsumura & Co.	3,600	95,338
Ube Industries Ltd.	61,000	141,885
Uni-charm Corp.	6,700	381,372
Ushio, Inc.	6,300	78,086
USS Co., Ltd.	1,320	142,430
West Japan Railway Co.	10,000	411,380
Yahoo Japan Corp.	829	268,399
Yakult Honsha Co., Ltd.	5,500	215,385
Yamada Denki Co. Ltd.	5,180	265,207
Yamaguchi Financial Group, Inc.	12,000	105,830
Yamaha Corp.	9,100	93,645
Yamaha Motor Co., Ltd.	16,800	160,870
Yamato Holdings Co. Ltd.	21,500	346,187
Yamato Kogyo Co. Ltd.	2,300	64,051
Yamazaki Baking Co. Ltd.	7,000	91,668
Yaskawa Electric Corp.	13,000	99,043
Yokogawa Electric Corp.	11,100	114,756

		123,353,657

Netherlands — 2.5%
Aegon NV	101,405	470,274
Akzo Nobel NV	13,739	646,620
ASML Holding NV	24,584	1,262,537
Corio NV	3,656	160,964
DE Master Blenders 1753 NV (a)	34,896	393,473
Delta Lloyd NV	6,149	85,512
Fugro NV	4,091	248,155
Gemalto NV	4,535	325,719
Heineken Holding NV	6,005	268,969
Heineken NV	13,537	705,909
ING Groep NV (a)	224,129	1,502,582
Koninklijke Ahold NV	61,400	760,580
Koninklijke Boskalis Westminster NV	4,247	140,142
Koninklijke DSM NV	9,096	448,428
Koninklijke KPN NV	82,875	792,450
Koninklijke Philips Electronics NV	61,801	1,217,829
Koninklijke Vopak NV	4,128	264,777
QIAGEN NV (a)	13,330	223,205
Randstad Holding NV	7,165	211,273
Reed Elsevier NV	40,583	462,989
SBM Offshore NV (a)	10,303	142,781
STMicroelectronics NV	38,200	207,872
TNT Express NV	19,470	228,392
Unilever NV	94,962	3,172,246
Wolters Kluwer NV	17,920	284,921

		14,628,599

New Zealand — 0.1%
Auckland International Airport Ltd.	55,663	109,170
Contact Energy Ltd. (a)	21,676	83,869
Fletcher Building Ltd.	40,681	192,554
SKYCITY Entertainment Group Ltd.	34,663	94,693
Telecom Corp. of New Zealand Ltd.	109,451	208,405

		688,691

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	83

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway — 0.8%
Aker Solutions ASA	9,879	$140,176
DnB NOR ASA	57,475	571,501
Gjensidige Forsikring ASA	12,018	140,023
Norsk Hydro ASA	55,191	248,894
Orkla ASA	45,662	331,366
Seadrill Ltd.	20,360	726,149
Statoil ASA	65,273	1,556,664
Telenor ASA	42,353	708,070
Veripos, Inc. (a)	1,665	524
Yara International ASA	11,034	482,867

		4,906,234

Portugal — 0.2%
Banco Espirito Santo SA (a)	126,038	86,176
EDP-Energias de Portugal SA	113,722	269,022
Galp Energia SGPS SA	13,843	175,500
Jeronimo Martins SGPS SA	13,123	221,868
Portugal Telecom SGPS SA	35,281	154,518

		907,084

Singapore — 1.9%
Ascendas Real Estate Investment Trust	113,962	194,413
CapitaLand Ltd.	151,749	327,194
CapitaMall Trust	139,700	211,602
CapitaMalls Asia Ltd.	82,000	102,282
City Developments Ltd.	28,535	254,358
ComfortDelGro Corp. Ltd.	112,816	138,151
Cosco Corp. Singapore Ltd.	59,002	46,341
DBS Group Holdings Ltd.	106,407	1,175,339
Fraser and Neave Ltd.	54,096	301,221
Genting Singapore Plc	360,227	404,675
Global Logistic Properties Ltd. (a)	120,000	199,771
Golden Agri-Resources Ltd.	396,251	211,627
Hutchison Port Holdings Trust	311,000	222,306
Jardine Cycle & Carriage Ltd.	5,721	210,854
Keppel Corp. Ltd.	83,577	684,706
Keppel Land Ltd.	45,000	115,801
Neptune Orient Lines Ltd. (a)	54,350	47,964
Noble Group Ltd.	217,840	194,646
Olam International Ltd.	96,900	140,345
Oversea-Chinese Banking Corp., Ltd.	150,914	1,055,324
SembCorp Industries Ltd.	58,590	239,813
Sembcorp Marine Ltd.	47,197	180,158
Singapore Airlines Ltd.	32,009	263,947
Singapore Exchange Ltd.	51,000	256,216
Singapore Press Holdings Ltd.	84,316	260,464
Singapore Technologies Engineering Ltd.	91,213	224,864
Singapore Telecommunications Ltd.	464,132	1,215,451
StarHub Ltd.	34,157	92,580
United Overseas Bank Ltd.	73,572	1,092,510
UOL Group Ltd.	27,457	107,629
Wilmar International Ltd.	113,670	327,752
Yangzijiang Shipbuilding Holdings Ltd.	115,183	92,372

		10,592,676

Common Stocks	Shares	Value
Spain — 2.6%
Abertis Infraestructuras SA	21,778	$294,275
Acciona SA	1,202	71,854
Acerinox SA	5,990	67,130
ACS Actividades de Construccion y Servicios SA	8,554	183,231
Amadeus IT Holding SA	17,981	380,949
Banco Bilbao Vizcaya Argentaria SA	275,148	1,964,929
Banco de Sabadell SA	128,412	249,380
Banco Popular Espanol SA	62,304	140,927
Banco Santander SA	544,627	3,602,845
Bankia SA (a)	42,306	49,503
Caixa Bank	46,156	150,275
Distribuidora Internacional de Alimentacion SA (a)	34,701	163,155
Enagas SA	10,111	184,487
Ferrovial SA	23,419	264,110
Gas Natural SDG SA	20,675	265,460
Grifols SA (a)	8,917	225,905
Iberdrola SA	226,676	1,070,186
Inditex SA	12,702	1,312,944
International Consolidated Airlines Group SA (a)	55,746	139,866
Mapfre SA	46,264	94,117
Red Electrica Corp. SA	6,428	280,553
Repsol YPF SA	46,435	746,447
Telefonica SA	239,542	3,153,196
Zardoya Otis SA	8,817	98,017

		15,153,741

Sweden — 3.1%
Alfa Laval AB	19,872	340,502
Assa Abloy AB, Class B	19,127	534,141
Atlas Copco AB, Class A	39,244	844,561
Atlas Copco AB, Class B	23,026	438,764
Boliden AB	16,235	226,540
Electrolux AB, Class B	14,295	284,477
Elekta AB -B Shares	5,234	239,171
Getinge AB, Class B	11,770	292,067
Hennes & Mauritz AB, Class B	55,511	1,992,507
Hexagon AB, Class B	14,088	241,819
Holmen AB, Class B	3,172	86,365
Husqvarna AB, Class B	22,345	105,390
Industrivarden AB, Class C	7,073	91,128
Investment AB, Class B	11,686	234,565
Investor AB, Class B	26,846	512,576
Lundin Petroleum AB (a)	12,681	237,393
Millicom International Cellular SA	3,719	350,984
Modern Times Group AB, Class B	2,538	117,474
Nordea Bank AB	152,739	1,316,295
Ratos AB, Class B	11,513	109,321
Sandvik AB	58,696	752,759
Scania AB, Class B	18,981	325,281
Securitas AB, Class B	18,817	146,314
Skandinaviska Enskilda Banken AB, Class A	83,151	540,021
Skanska AB, Class B	21,746	333,247
SKF AB	23,110	455,544
SSAB AB, Class A	9,336	77,597
Svenska Cellulosa AB -B Shares	34,085	511,392
Svenska Handelsbanken AB, Class A	28,632	941,299
Swedbank AB	47,952	755,434
Swedish Match AB	12,554	505,996
Tele2 AB, Class B	18,872	292,410
Telefonaktiebolaget LM Ericsson	176,139	1,611,623
TeliaSonera AB	126,797	810,071
Volvo AB, Class B	81,040	926,571

		17,581,599

See Notes to Financial Statements.

84	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland — 8.3%
ABB Ltd. (a)	128,044	$2,090,728
Actelion Ltd. (a)	6,526	268,429
Adecco SA (a)	7,857	349,399
Aryzta AG (a)	5,156	256,638
Baloise Holding AG	2,827	186,767
Banque Cantonale Vaudoise	165	87,444
Barry Callebaut AG (a)	109	99,163
Cie Financière Richemont SA	30,515	1,675,571
Crédit Suisse Group AG	67,521	1,235,434
GAM Holdings AG (a)	10,359	115,650
Geberit AG (a)	2,179	429,869
Givaudan SA (a)	490	480,918
Holcim Ltd. (a)	13,440	744,649
Julius Baer Group Ltd. (a)	12,206	442,549
Kuehne & Nagel International AG	3,195	338,488
Lindt & Spruengli AG (a)	50	154,526
Lindt & Spruengli AG (a)	6	220,345
Lonza Group AG (a)	3,021	125,689
Nestlé SA	192,240	11,472,474
Novartis AG	134,168	7,501,509
Pargesa Holding SA	1,624	96,685
Partners Group Holding AG	802	142,638
Roche Holding AG	40,914	7,067,195
Schindler Holding AG Participation Certificates	2,878	321,780
Schindler Holding AG	1,294	145,927
SGS SA	322	603,740
Sika AG	128	247,171
Sonova Holding AG (a)	2,920	282,436
Straumann Holding AG	534	78,541
Sulzer AG	1,441	170,848
The Swatch Group Ltd., Bearer Shares	1,808	714,596
The Swatch Group Ltd., Registered Shares	2,609	181,512
Swiss Life Holding AG (a)	1,713	161,455
Swiss Prime Site AG (a)	2,786	232,383
Swiss Re AG (a)	20,433	1,288,132
Swisscom AG	1,373	553,155
Syngenta AG	5,530	1,893,057
Transocean Ltd.	20,532	920,729
UBS AG (a)	212,363	2,485,108
Zurich Financial Services AG	8,614	1,947,832

		47,811,159

United Kingdom — 22.9%
3i Group Plc	58,349	180,422
Aberdeen Asset Management Plc	48,658	198,184
Admiral Group Plc	11,978	223,440
Aggreko Plc	15,682	509,989
AMEC Plc	19,614	309,204
Anglo American Plc	77,233	2,538,289
Antofagasta Plc	23,311	398,755
ARM Holdings Plc	79,507	629,903
Associated British Foods Plc	21,028	423,112
AstraZeneca Plc	74,535	3,330,794
Aviva Plc	170,130	728,488
Babcock International Group Plc	21,177	283,630
BAE Systems Plc	189,566	859,422
Balfour Beatty Plc	38,825	181,540
Barclays Plc	676,999	1,729,902
BG Group Plc	197,662	4,046,433
BHP Billiton Plc	123,083	3,498,319
BP Plc	1,105,280	7,381,279

Common Stocks	Shares	Value
United Kingdom (continued)
British American Tobacco Plc	114,632	$5,827,890
British Land Co. Plc	49,769	398,525
British Sky Broadcasting Group Plc	65,095	709,659
BT Group Plc	455,180	1,508,252
Bunzl Plc	18,941	309,586
Burberry Group Plc	25,755	536,239
The Capita Group Plc	37,752	387,925
Capital Shopping Centres Group Plc	33,607	169,778
Carnival Plc	10,602	362,488
Centrica Plc	302,630	1,513,139
Cobham Plc	63,727	232,165
Compass Group Plc	110,571	1,160,667
Croda International Plc	7,734	274,791
Diageo Plc	145,641	3,753,895
Eurasian Natural Resources Corp. Plc	15,477	101,012
Evraz PLC	18,434	75,599
Experian Plc	58,733	828,614
Fresnillo Plc	10,693	244,933
G4S Plc	82,885	362,249
GKN Plc	88,685	251,438
GlaxoSmithKline Plc	294,018	6,678,335
Glencore International Plc	81,678	378,757
Hammerson Plc	42,208	293,142
HSBC Holdings Plc	1,048,694	9,240,923
ICAP Plc	31,016	164,175
IMI Plc	18,341	239,608
Imperial Tobacco Group Plc	58,451	2,252,015
Inmarsat Plc	26,926	207,794
Intercontinental Hotels Group Plc	17,120	412,156
International Power Plc	89,651	586,199
Intertek Group Plc	9,417	394,533
Invensys Plc	48,803	170,091
Investec Plc	32,280	188,440
ITV Plc	211,024	253,924
J Sainsbury Plc	72,023	340,391
Johnson Matthey Plc	12,668	439,324
Kazakhmys Plc	12,773	144,818
Kingfisher Plc	138,641	625,412
Land Securities Group Plc	45,775	530,347
Legal & General Group Plc	344,346	688,441
Lloyds Banking Group Plc (a)	2,398,455	1,171,667
London Stock Exchange Group Plc	9,945	156,999
Lonmin Plc	9,743	118,519
Man Group Plc	110,643	132,392
Marks & Spencer Group Plc	93,384	476,225
Meggitt Plc	46,083	278,850
National Grid Plc	207,831	2,202,600
Next Plc	9,847	494,439
Old Mutual Plc	284,888	677,538
Pearson Plc	47,704	946,531
Petrofac Ltd.	15,334	334,700
Prudential Plc	149,008	1,727,751
Randgold Resources Ltd.	5,013	450,079
Reckitt Benckiser Group Plc	38,340	2,026,537
Reed Elsevier Plc	71,492	573,019
Resolution Ltd.	81,914	251,980
Rexam Plc	51,740	341,480
Rio Tinto Plc	78,595	3,735,122
Rolls-Royce Holdings Plc (a)	109,536	1,476,299
Royal Bank of Scotland Group PLC (a)	119,299	404,106
Royal Dutch Shell Plc, Class B	154,951	5,411,467
Royal Dutch Shell Plc, Class A	213,644	7,198,299

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	85

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
RSA Insurance Group Plc	209,071	$354,917
SABMiller Plc	55,718	2,235,475
The Sage Group Plc	77,382	336,788
Schroders Plc	6,791	142,345
Segro Plc	44,570	151,850
Serco Group Plc	29,485	247,616
Severn Trent Plc	13,645	353,720
Shire Plc	32,783	943,164
Smith & Nephew Plc	52,625	526,380
Smiths Group Plc	23,105	366,939
SSE Plc	54,603	1,191,192
Standard Chartered Plc	138,854	3,016,322
Standard Life Plc	138,838	508,346
Subsea 7 SA	16,655	329,604
Tate & Lyle Plc	26,690	271,062
Tesco Plc	468,098	2,274,874
Tui Travel Plc	24,035	63,897
Tullow Oil Plc	52,545	1,214,450
Unilever Plc	74,907	2,514,909
United Utilities Group Plc	40,087	424,649
Vedanta Resources Plc	5,847	83,808
Vodafone Group Plc	2,906,307	8,168,919
The Weir Group Plc	12,496	300,276
Whitbread Plc	10,471	332,926
WM Morrison Supermarkets Plc	137,532	573,890
Wolseley Plc	16,706	622,677
WPP Plc	73,635	893,910
Xstrata Plc	121,315	1,525,343

		131,245,621

Total Common Stocks — 98.6%		564,692,111

Rights
Spain — 0.0%
Zardoya Otis SA (Expires 7/05/12) (a)	8,817	4,764

Total Rights — 0.0%		4,764

Total Long-Term Investments
(Cost — $503,441,178) — 98.6%		564,696,875

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (b)(c)	808,932	808,932

Total Short-Term Securities
(Cost — $808,932) — 0.1%		808,932

Total Investments (Cost — $504,250,110) — 98.7%		565,505,807
Other Assets Less Liabilities — 1.3%		7,542,965

Net Assets — 100.0%		$573,048,772

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$555,790,452

Gross unrealized appreciation	$122,439,679
Gross unrealized depreciation	(112,724,324)

Net unrealized appreciation	$9,715,355

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,969,251	(1,160,319)	808,932	$2,691

(c)	Represents the current yield as of report date.

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation
59	DJ Euro Stoxx 50 Index	Eurex	September 2012	$1,683,683	$87,345
10	E-Mini MSCI EAFE Index	Chicago Mercantile	September 2012	$711,900	38,275
19	FTSE 100 Index	Euronext LIFFE	September 2012	$1,643,472	27,409
21	Nikkei 225 Index	Singapore	September 2012	$1,178,927	52,840
6	SPI 200 Index	Australian Securities Exchange	September 2012	$622,851	160

Total					$206,029

—	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 539,121	AUD	527,000	HSBC Bank Ltd.	7/02/12	$(263)
USD 519,549	CHF	493,000	HSBC Bank Ltd.	7/02/12	137
USD 68,279	DKK	401,000	HSBC Bank Ltd.	7/02/12	22
USD 1,329,090	EUR	1,050,000	HSBC Bank Ltd.	7/02/12	316
USD 1,529,093	GBP	975,000	HSBC Bank Ltd.	7/02/12	2,095
USD 36,522	ILS	143,000	HSBC Bank Ltd.	7/02/12	(49)
USD 1,813,241	JPY	144,751,000	HSBC Bank Ltd.	7/02/12	2,382
USD 45,935	NOK	274,000	HSBC Bank Ltd.	7/02/12	(126)
USD 188,295	SEK	1,303,000	HSBC Bank Ltd.	7/02/12	(70)
USD 108,850	SGD	138,000	HSBC Bank Ltd.	7/02/12	(90)
USD 181,889	HKD	1,411,000	HSBC Bank Ltd.	7/03/12	10

Total					$4,364

See Notes to Financial Statements.

86	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Schedule of Investments (concluded)	Master International Index Series

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$49,098,540	$10	$49,098,550
Austria	—	1,528,256	—	1,528,256
Belgium	$60,773	6,279,345	—	6,340,118
China	—	47,607	—	47,607
Denmark	—	6,424,164	—	6,424,164
Finland	—	4,070,556	—	4,070,556
France	—	50,894,344	—	50,894,344
Germany	—	44,745,188	—	44,745,188
Greece	212,445	83,978	—	296,423
Hong Kong	—	16,961,618	—	16,961,618
Ireland	—	1,874,789	1	1,874,790
Israel	—	3,314,696	—	3,314,696
Italy	—	12,226,740	—	12,226,740
Japan	121,330	123,232,327	—	123,353,657
Netherlands	393,473	14,235,126	—	14,628,599
New Zealand	—	688,691	—	688,691
Norway	—	4,905,710	524	4,906,234
Portugal	—	907,084	—	907,084
Singapore	—	10,592,676	—	10,592,676
Spain	13,970	15,139,771	—	15,153,741

	Level 1	Level 2	Level 3	Total
Assets:
Investments (concluded):
Long-Term Investments:
Common Stocks:
Sweden	—	$17,581,599	—	$17,581,599
Switzerland	—	47,811,159	—	47,811,159
United Kingdom	$586,199	130,659,422	—	131,245,621
Rights	4,764	—	—	4,764
Short-Term Securities	808,932	—	—	808,932

Total	$2,201,886	$563,303,386	$535	$565,505,807

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$206,029	—	—	$206,029
Foreign currency exchange contracts	—	$4,962	—	4,962
Liabilities:
Foreign currency exchange contracts	—	(598)	—	(598)

Total	$206,029	$4,364	—	$210,393

1	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30. 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$822,000	—	—	$822,000
Foreign currency at value	9,334,888	—	—	9,334,888
Liabilities:
Bank overdraft	—	$(180,216)	—	(180,216)

Total	$10,156,888	$(180,216)	—	$9,976,672

There were no transfers between levels during the period ended June 30, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	87

Statement of Assets and Liabilities	Master International Index Series
June 30, 2012 (Unaudited)

Assets
Investments at value – unaffiliated (cost – $503,441,178)	$564,696,875
Investments at value – affiliated (cost – $808,932)	808,932
Cash pledged as collateral for financial futures contracts	822,000
Foreign currency at value (cost – $9,263,352)	9,334,888
Dividends receivable	4,661,609
Variation margin receivable	334,253
Investments sold receivable	17,779
Unrealized appreciation on foreign currency exchange contracts	4,962
Prepaid expenses	8,146

Total assets	580,689,444

Liabilities
Bank overdraft	180,216
Withdrawals payable to investors	6,806,774
Investments purchased payable	391,061
Investment advisory fees payable	4,245
Other affiliates payable	4,235
Unrealized depreciation on foreign currency exchange contracts	598
Directors’ fees payable	242
Other accrued expenses payable	253,301

Total liabilities	7,640,672

Net Assets	$573,048,772

Net Assets Consist of
Investors’ capital	$511,393,882
Net unrealized appreciation/depreciation	61,654,890

Net Assets	$573,048,772

See Notes to Financial Statements.

88	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Statement of Operations	Master International Index Series
Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends – unaffiliated	$17,380,603
Foreign taxes withheld	(1,206,496)
Dividends – affiliated	2,691

Total income	16,176,798

Expenses
Investment advisory	36,249
Accounting services	110,670
Custodian	106,058
Professional	74,862
Directors	10,788
Printing	7,650
Miscellaneous	20,097

Total expenses	366,374
Less fees waived by advisor	(8,348)

Total expenses after fees waived	358,026

Net investment income	15,818,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(55,888,499)
Financial futures contracts	844,251
Foreign currency transactions	(383,141)

(55,427,389)

Net change in unrealized appreciation/depreciation on:
Investments	96,324,702
Financial futures contracts	149,419
Foreign currency transactions	55,641

96,529,762

Total realized and unrealized gain	41,102,373

Net Increase in Net Assets Resulting from Operations	$56,921,145

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	89

Statements of Changes in Net Assets	Master International Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$15,818,772	$31,591,898
Net realized loss	(55,427,389)	(26,277,530)
Net change in unrealized appreciation/depreciation	96,529,762	(123,722,751)

Net increase (decrease) in net assets resulting from operations	56,921,145	(118,408,383)

Capital Share Transactions
Proceeds from contributions	111,044,199	277,608,631
Value of withdrawals	(450,697,490)	(226,119,685)

Net increase (decrease) in net assets derived from capital share transactions	(339,653,291)	51,488,946

Net Assets
Total decrease in net assets	(282,732,146)	(66,919,437)
Beginning of period	855,780,918	922,700,355

End of period	$573,048,772	$855,780,918

Financial Highlights	Master International Index Series

	Six Months
	Ended
	June 30,
	2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	3.98%[1]	(12.34)%	7.66%	28.99%	(41.94)%	10.80%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.08%	0.11%	0.09%	0.11%	0.10%

Total expenses after fees waived and paid indirectly	0.10%[2]	0.08%	0.10%	0.09%	0.10%	0.09%

Net investment income	4.34%[2]	3.38%	2.73%	2.98%	3.54%	2.86%

Supplemental Data
Net assets, end of period (000)	$573,049	$855,781	$922,700	$749,280	$706,119	$1,143,172

Portfolio turnover	4%	6%	8%	30%	30%	30%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

90	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Notes to Financial Statements (Unaudited)	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over the counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	91

Notes to Financial Statements (continued)	Master International Index Series

foreign currency, the Series’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from some issuers, some dividend income received from a real estate investment trust may be designated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. An ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer

92	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Notes to Financial Statements (continued)	Master International Index Series

amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$206,029
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$4,962

	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$(598)

1	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Financial Derivative Instruments in the Statement of Operations Six Months Ended June 30, 2012
	Net Realized Gain (Loss) From
	Financial Futures Contracts	Foreign Currency Transactions
Equity contracts	$844,251	—
Foreign currency exchange contracts	—	$(273,047)

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Foreign Currency Transactions
Equity contracts	$149,419	—
Foreign currency exchange contracts	—	$(29,005)

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	93

Notes to Financial Statements (continued)	Master International Index Series

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	172
Average number of contracts sold	35
Average notional value of contracts purchased	$8,438,412
Average notional value of contracts sold	$1,124,509
Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	6
Average US dollar amounts purchased	$3,179,932

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including a majority of the independent directors.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2012, the Series reimbursed the Manager $4,330 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2012, were $24,714,552 and $341,904,200, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.65% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

94	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Notes to Financial Statements (concluded)	Master International Index Series

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities.

The Series invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of June 30, 2012, these events have adversely affected the exchange rate of the Euro and may continue to spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Series’ investments.

As of June 30, 2012, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	12%
Pharmaceuticals	9
Oil, Gas & Consumable Fuels	7
Other[1]	72

1	All other industries held were less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	95

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15–16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master International Index Series (the “Master Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

96	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15–16, 2012 Board meeting.

At an in-person meeting held on May 15–16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including,

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	97

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that the representative feeder fund’s gross performance, as agreed upon by the Board, was within tolerance of its benchmark index during the one-year period reported. Also, the representative feeder fund’s gross performance was below its benchmark index during the three-year period reported, but exceeded it over the five-year period reported. Based on its discussions with BlackRock and the Board’s review of the representative feeder fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the representative feeder fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the representative feeder fund’s relative performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/representative feeder fund’s contractual management fee rate compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s/representative feeder fund’s actual management fee rate, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

98	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s/representative feeder fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2012	99

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional and Investor Class Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund’s Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

SAR 6/12

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as

EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 7, 2012

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 7, 2012